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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07452

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000   Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Sheri Morris    11 Greenway Plaza, Suite 1000   Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (713) 626-1919

Date of fiscal year end:        12/31

Date of reporting period:       09/30/16

Item 1. Schedule of Investments.

Invesco V.I. American Franchise Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us	VK-VIAMFR-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.22%

Aerospace & Defense–1.53%

Raytheon Co.	68,439	$9,316,601

Air Freight & Logistics–0.82%

FedEx Corp.	28,395	4,960,039

Airlines–0.90%

Southwest Airlines Co.	141,313	5,495,663

Application Software–1.57%

salesforce.com, inc. (b)	133,885	9,550,017

Biotechnology–7.85%

Alexion Pharmaceuticals, Inc. (b)	42,551	5,214,200
Alkermes PLC (b)	82,312	3,871,133
Amgen Inc.	67,820	11,313,054
Biogen Inc. (b)	20,174	6,315,067
BioMarin Pharmaceutical Inc. (b)	31,533	2,917,433
Celgene Corp. (b)	158,347	16,552,012
Vertex Pharmaceuticals Inc. (b)	17,851	1,556,786
		47,739,685

Cable & Satellite–4.69%

Charter Communications, Inc. -Class A (b)	21,393	5,775,468
Comcast Corp. -Class A	85,950	5,701,923
DISH Network Corp. -Class A (b)	311,438	17,060,574
		28,537,965

Consumer Electronics–3.47%

Harman International Industries, Inc.	50,048	4,226,554
Sony Corp. (Japan)	516,200	16,866,491
		21,093,045

Consumer Finance–1.13%

Synchrony Financial	246,484	6,901,552

Data Processing & Outsourced Services–5.80%

First Data Corp. -Class A (b)	749,430	9,862,499
MasterCard, Inc. -Class A	101,766	10,356,726
Visa Inc. -Class A	182,208	15,068,601
		35,287,826

Distillers & Vintners–0.58%

Constellation Brands, Inc. -Class A	21,135	3,518,766

Environmental & Facilities Services–0.88%

Republic Services, Inc.	105,831	5,339,174

Fertilizers & Agricultural Chemicals–0.52%

Monsanto Co.	30,866	3,154,505

Financial Exchanges & Data–1.16%

S&P Global Inc.	55,793	7,061,162

	Shares	Value

Health Care Equipment–0.73%

Medtronic PLC	51,197	$4,423,421

Home Entertainment Software–4.90%

Activision Blizzard, Inc.	437,318	19,373,187
Electronic Arts Inc. (b)	79,328	6,774,611
Nintendo Co., Ltd. (Japan)	13,800	3,651,566
		29,799,364

Home Improvement Retail–2.77%

Lowe’s Cos., Inc.	233,369	16,851,575

Hotels, Resorts & Cruise Lines–2.18%

Carnival Corp.	160,835	7,851,965
Royal Caribbean Cruises Ltd.	71,923	5,390,629
		13,242,594

Household Appliances–0.74%

Whirlpool Corp.	27,751	4,500,102

Housewares & Specialties–0.57%

Newell Brands, Inc.	65,895	3,470,031

Industrial Conglomerates–0.41%

Honeywell International Inc.	21,489	2,505,402

Industrial Gases–1.07%

Air Products and Chemicals, Inc.	43,361	6,518,893

Internet & Direct Marketing Retail–7.87%

Amazon.com, Inc. (b)	47,789	40,014,208
Priceline Group Inc. (The) (b)	5,329	7,841,570
		47,855,778

Internet Software & Services–15.48%

Alibaba Group Holding Ltd. -ADR (China)(b)	113,538	12,011,185
Alphabet Inc. -Class A (b)	57,118	45,926,299
Facebook Inc. -Class A (b)	282,333	36,214,854
		94,152,338

Investment Banking & Brokerage–0.81%

Charles Schwab Corp. (The)	156,670	4,946,072

Life Sciences Tools & Services–1.08%

Thermo Fisher Scientific, Inc.	41,294	6,568,224

Managed Health Care–1.81%

UnitedHealth Group Inc.	78,704	11,018,560

Movies & Entertainment–0.16%

Time Warner Inc.	11,934	950,066

Oil & Gas Equipment & Services–1.06%

Halliburton Co.	143,190	6,426,367

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. American Franchise Fund

	Shares	Value

Oil & Gas Exploration & Production–0.91%

Pioneer Natural Resources Co.	29,698	$5,513,434

Packaged Foods & Meats–1.23%

Mondelez International, Inc. -Class A	52,333	2,297,419
Tyson Foods, Inc. -Class A	69,174	5,165,222
		7,462,641

Pharmaceuticals–4.80%

Allergan PLC (b)	66,538	15,324,367
Bristol-Myers Squibb Co.	59,019	3,182,304
Eli Lilly and Co.	67,274	5,399,411
Zoetis Inc.	101,295	5,268,353
		29,174,435

Railroads–0.50%

Union Pacific Corp.	31,315	3,054,152

Semiconductors–4.18%

Broadcom Ltd. (Singapore)	87,663	15,123,621
NXP Semiconductors N.V. (Netherlands)(b)	100,625	10,264,756
		25,388,377

Soft Drinks–0.88%

Monster Beverage Corp. (b)	36,242	5,320,688

Specialized Consumer Services–0.39%

Service Corp. International	89,521	2,375,887

Specialized REIT’s–1.28%

American Tower Corp.	68,495	7,762,538

Specialty Chemicals–0.74%

Sherwin-Williams Co. (The)	16,231	4,490,468

Systems Software–2.84%

Microsoft Corp.	232,946	13,417,690
ServiceNow, Inc. (b)	48,901	3,870,514
		17,288,204

Technology Hardware, Storage & Peripherals–3.75%

Apple Inc.	201,917	22,826,717

Tobacco–3.69%

Altria Group, Inc.	85,557	5,409,769
Philip Morris International Inc.	175,418	17,054,138
		22,463,907

Wireless Telecommunication Services–1.49%

Sprint Corp. (b)	1,370,668	9,087,529
Total Common Stocks & Other Equity Interests (Cost $403,870,204)		603,393,764

	Shares	Value

Money Market Funds–0.70%
Government & Agency Portfolio –Institutional Class, 0.31% (c)	2,546,869	$2,546,869

Treasury Portfolio – Institutional Class, 0.23% (c)	1,697,912	1,697,912
Total Money Market Funds (Cost $4,244,781)		4,244,781
TOTAL INVESTMENTS–99.92% (Cost $408,114,985)		607,638,545
OTHER ASSETS LESS LIABILITIES–0.08%		466,162
NET ASSETS–100.00%		$608,104,707

Investment Abbreviations:

ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco V.I. American Franchise Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

                                 Invesco V.I. American Franchise Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

                                 Invesco V.I. American Franchise Fund

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$587,120,488	$20,518,057	$—	$607,638,545

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $254,533,769 and $316,423,764, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$199,931,956
Aggregate unrealized (depreciation) of investment securities	(3,419,052)
Net unrealized appreciation of investment securities	$196,512,904
Cost of investments for tax purposes is $411,125,641.

                                 Invesco V.I. American Franchise Fund

Invesco V.I. American Value Fund Quarterly Schedule of Portfolio Holdings September 30, 2016

invesco.com/us	VK-VIAMVA-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.66%

Aerospace & Defense–3.01%

Textron Inc.	287,867	$11,442,713

Alternative Carriers–1.66%

Level 3 Communications, Inc. (b)	135,527	6,285,742

Apparel Retail–0.94%

Ascena Retail Group, Inc. (b)	640,145	3,578,411

Application Software–2.21%

Citrix Systems, Inc. (b)	98,569	8,400,050

Auto Parts & Equipment–3.49%

Johnson Controls International PLC	284,706	13,247,370

Automotive Retail–2.30%

Advance Auto Parts, Inc.	58,574	8,734,555

Broadcasting–2.36%

TEGNA Inc.	409,939	8,961,267

Building Products–1.98%

Owens Corning	141,064	7,531,407

Communications Equipment–3.01%

Ciena Corp. (b)	524,741	11,439,354

Construction & Engineering–2.46%

Fluor Corp.	182,218	9,351,428

Construction Materials–1.98%

Eagle Materials Inc.	97,004	7,498,409

Diversified Banks–2.00%

Comerica Inc.	160,167	7,579,102

Diversified Chemicals–2.62%

Eastman Chemical Co.	146,970	9,946,930

Diversified REIT’s–3.53%

Forest City Realty Trust, Inc. -Class A	580,108	13,417,898

Electric Utilities–3.31%

Edison International	122,105	8,822,086
FirstEnergy Corp.	112,730	3,729,109
		12,551,195

Electronic Equipment & Instruments–4.49%

Keysight Technologies, Inc. (b)	304,008	9,634,014
Zebra Technologies Corp. -Class A (b)	106,550	7,416,945
		17,050,959

Environmental & Facilities Services–1.88%

Clean Harbors, Inc. (b)	148,681	7,133,714

	Shares	Value

Health Care Distributors–1.91%

AmerisourceBergen Corp.	89,827	$7,256,225

Health Care Facilities–7.25%

Brookdale Senior Living Inc. (b)	455,046	7,940,553
HealthSouth Corp.	231,279	9,382,989
Universal Health Services, Inc. -Class B	82,954	10,221,592
		27,545,134

Heavy Electrical Equipment–0.58%

Babcock & Wilcox Enterprises, Inc. (b)	133,568	2,203,872

Hotels, Resorts & Cruise Lines–3.15%

Royal Caribbean Cruises Ltd.	159,560	11,959,022

Industrial Machinery–2.01%

Ingersoll-Rand PLC	112,340	7,632,380

Insurance Brokers–5.54%

Arthur J. Gallagher & Co.	172,025	8,750,912
Willis Towers Watson PLC	92,507	12,282,154
		21,033,066

Investment Banking & Brokerage–2.05%

Stifel Financial Corp. (b)	202,465	7,784,779

IT Consulting & Other Services–2.50%

Teradata Corp. (b)	305,846	9,481,226

Oil & Gas Equipment & Services–3.76%

Amec Foster Wheeler PLC (United Kingdom)	571,271	4,254,955
Amec Foster Wheeler PLC -ADR (United Kingdom)	41,135	305,633
Baker Hughes Inc.	192,800	9,730,616
		14,291,204

Oil & Gas Exploration & Production–3.66%

Devon Energy Corp.	314,758	13,883,975

Packaged Foods & Meats–2.92%

ConAgra Foods, Inc.	235,712	11,104,392

Property & Casualty Insurance–2.94%

FNF Group	302,354	11,159,886

Regional Banks–6.85%

BB&T Corp.	285,946	10,785,883
Wintrust Financial Corp.	203,118	11,287,267
Zions Bancorp.	126,375	3,920,153
		25,993,303

Retail REIT’s–1.86%

Kimco Realty Corp.	244,373	7,074,598

Specialty Chemicals–1.93%

W.R. Grace & Co.	99,179	7,319,410

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. American Value Fund

	Shares	Value

Technology Hardware, Storage & Peripherals–1.61%

Diebold, Inc.	247,331	$6,131,335

Trucking–1.91%

Swift Transportation Co. (b)	338,510	7,267,810
Total Common Stocks & Other Equity Interests (Cost $320,472,381)		363,272,121

Money Market Funds–3.65%

Government & Agency Portfolio –Institutional Class, 0.31%(c)	8,322,643	8,322,643
Treasury Portfolio –Institutional Class, 0.23%(c)	5,548,429	5,548,429
Total Money Market Funds (Cost $13,871,072)		13,871,072
TOTAL INVESTMENTS–99.31% (Cost $334,343,453)		377,143,193
OTHER ASSETS LESS LIABILITIES–0.69%		2,604,933
NET ASSETS–100.00%		$379,748,126

Investment Abbreviations:

ADR	—American Depositary Receipt

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco V.I. American Value Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

                                 Invesco V.I. American Value Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$372,888,238	$4,254,955	$—	$377,143,193

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $134,913,329 and $123,709,387, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$61,218,035
Aggregate unrealized (depreciation) of investment securities	(20,029,773)
Net unrealized appreciation of investment securities	$41,188,262
Cost of investments for tax purposes is $335,954,931.

                                 Invesco V.I. American Value Fund

Invesco V.I. Balanced Risk Allocation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us	VIIBRA-QTR-1	09/16	Invesco Advisers, Inc.

Consolidated Schedule of Investments

September 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Securities–11.51%

U.S. Treasury Bills–7.70%(a)

U.S. Treasury Bills (b)	0.32%	10/06/2016	$14,200,000	$ 14,199,887
U.S. Treasury Bills (b)	0.34%	10/06/2016	4,500,000	4,499,964
U.S. Treasury Bills (b)	0.33%	12/08/2016	29,030,000	29,020,415
U.S. Treasury Bills	0.34%	12/15/2016	5,370,000	5,367,930
U.S. Treasury Bills (b)	0.34%	01/05/2017	13,500,000	13,490,127
U.S. Treasury Bills (b)	0.40%	01/26/2017	15,860,000	15,846,064
U.S. Treasury Bills (b)	0.57%	08/17/2017	3,980,000	3,960,484
				86,384,871

U.S. Treasury Notes–3.81%(c)

U.S. Treasury Floating Rate Notes	0.52%	01/31/2018	19,970,000	20,021,403
U.S. Treasury Floating Rate Notes	0.44%	04/30/2018	17,534,000	17,552,797
U.S. Treasury Floating Rate Notes	0.42%	07/31/2018	5,100,000	5,099,623
				42,673,823
Total U.S. Treasury Securities (Cost $128,968,607)				129,058,694

		Expiration Date

Commodity-Linked Securities–2.19%

Canadian Imperial Bank of Commerce, Commodity-Linked EMTN, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index, multiplied by 2) (d)		08/22/2017	10,470,000	9,141,754
Cargill, Inc., Commodity-Linked Notes, one month LIBOR rate minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2) (d)		08/07/2017	16,680,000	15,444,956
Total Commodity-Linked Securities (Cost $27,150,000)				24,586,710

			Shares

Money Market Funds–82.79%

Government & Agency Portfolio—Institutional Class, 0.31% (e)			171,635,387	171,635,387
Invesco V.I. Government Money Market Fund—Series I, 0.18% (e)			16,640,309	16,640,309
Liquid Assets Portfolio—Institutional Class, 0.39% (e)			164,428,533	164,428,533
Premier Portfolio—Institutional Class, 0.34% (e)			106,546,353	106,546,353
STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio—Institutional Class (Ireland), 0.58% (e)			140,004,503	140,004,503
STIC Prime Portfolio—Institutional Class, 0.41% (e)			171,228,563	171,228,563
Treasury Portfolio—Institutional Class, 0.23% (e)			158,213,693	158,213,693
Total Money Market Funds (Cost $928,697,341)				928,697,341
TOTAL INVESTMENTS–96.49% (Cost $1,084,815,948)				1,082,342,745
OTHER ASSETS LESS LIABILITIES–3.51%				39,371,853
NET ASSETS–100.00%				$1,121,714,598

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts(f)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude	Long	342	April-2017	$17,831,880	$1,553,505
Gasoline Reformulated Blendstock Oxygenate Blending	Long	380	November-2016	23,351,076	1,821,806
Heating Oil	Long	88	March-2017	5,824,157	444,627
Silver	Long	353	December-2016	33,912,710	501,060
WTI Crude	Long	227	March-2017	11,443,070	965,380
Subtotal—Commodity Risk					5,286,378
Dow Jones EURO STOXX 50 Index	Long	2,425	December-2016	81,560,265	(65,679)
E-Mini S&P 500 Index	Long	671	December-2016	72,481,420	(8,740)
FTSE 100 Index	Long	960	December-2016	85,341,313	2,335,351
Hang Seng Index	Long	435	October-2016	65,374,928	(550,929)
Russell 2000 Index Mini	Long	503	December-2016	62,789,490	493,111
Tokyo Stock Price Index	Long	619	December-2016	80,759,036	(714,087)
Subtotal—Equity Risk					1,489,027
Australia 10 Year Bonds	Long	2,395	December-2016	251,218,233	1,227,504
Canada 10 Year Bonds	Long	1,821	December-2016	203,980,878	467,937
Long Gilt	Long	750	December-2016	126,637,191	(978,657)
U.S. Treasury 30 Year Bonds	Long	588	December-2016	98,875,875	(1,258,498)
Subtotal—Interest Rate Risk					(541,714)
Total Futures Contracts					$6,233,691

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Number of Contracts	Termination Date	Notional Value(g)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.33%	35,000	October-2016	$13,696,809	$264,334
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1719 Excess Return Index	0.45	88,300	July-2017	24,549,307	433,306
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index	0.55	118,000	July-2017	11,870,293	149,978
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	349,000	April-2017	20,563,359	970,569
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47	29,150	July-2017	26,082,860	0
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12	15,800	January-2017	14,715,967	0
Goldman Sachs International	Receive	Goldman Sachs Alpha Basket B823 Excess Return Strategy	0.40	294,500	July-2017	26,090,957	18,365
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	35,500	April-2017	6,954,422	282,534
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	139,500	October-2016	15,533,576	(318,828)
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	108,200	June-2017	18,494,680	0
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	48,500	September-2017	4,632,971	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	106,000	August-2017	4,863,000	0
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.38	240,000	October-2016	20,883,295	1,323,821
Subtotal—Commodity Risk							3,124,079

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements (continued)
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Number of Contracts	Termination Date	Notional Value(g)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Receive	Hang Seng Index Futures	—	150	November-2016	$ 22,543,079	$(208,935)
Subtotal—Equity Risk							(208,935)
Macquarie Bank Ltd.	Receive	Macquarie CGB 10 Year Index	0.34%	180,000	June-2017	CAD 34,311,618	(42,653)
Subtotal—Interest Rate Risk							(42,653)
Total Swap Agreements							$2,872,491

Investments Abbreviations:

CAD	—	Canadian Dollar
CGB	—	Canadian Government Bonds
EMTN	—	European Medium-Term Notes
LIBOR	—	London Interbank Offered Rate

Index Information:

Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index	—	a basket of indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar and Wheat.

Monthly Rebalance Commodity Excess Return Index	—	a commodity index composed of futures contracts on Cocoa, Coffee ‘C’, Corn, Cotton No.2, Lean Hogs, Live Cattle, Soybean Meal, Soybeal Oil, Soybeans, Sugar No.11 and Wheat.

Barclays Commodity Strategy 1452 Excess Return Index	—	a commodity index that provides exposure to futures contracts on Copper.

Barclays Commodity Strategy 1719 Excess Return Index	—	a commodity index that provides exposure to futures contracts on Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar and Wheat.

Single Commodity Index Excess Return	—	a commodity index composed of futures contracts on Gold.

Goldman Sachs Alpha Basket B823 Excess Return Strategy	—	a basket of indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Cocoa, Coffee ‘C’, Corn, Cotton, Lean Hogs, Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar and Wheat.

Notes to Consolidated Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rates shown represent the discount rates at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2016.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2016 was $24,586,710, which represented 2.19% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

(f)	Futures contracts collateralized by $9,191,000 cash held with Goldman Sachs & Co., the futures commission merchant.

(g)	Notional value is denominated in U.S. dollars unless otherwise noted.

See accompanying notes which are an integral part of this consolidated schedule.

                                 Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

                                 Invesco V.I. Balanced-Risk Allocation Fund

A.	Security Valuations — (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

                                 Invesco V.I. Balanced-Risk Allocation Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

                                 Invesco V.I. Balanced-Risk Allocation Fund

H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

I.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
J.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

                                 Invesco V.I. Balanced-Risk Allocation Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$928,697,341	$—	$—	$928,697,341
U.S. Treasury Securities	—	129,058,694	—	129,058,694
Commodity-Linked Securities	—	24,586,710	—	24,586,710
	928,697,341	153,645,404	—	1,082,342,745
Futures Contracts*	6,233,691	—	—	6,233,691
Swap Agreements*	—	2,872,491	—	2,872,491
Total Investments	$934,931,032	$156,517,895	$—	$1,091,448,927
*	Unrealized appreciation.

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2016:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Commodity risk:
Futures contracts (a)	$5,286,378	$—
Swap agreements	3,442,907	(318,828)
Equity risk:
Futures contracts (a)	2,828,462	(1,339,435)
Swap agreements	—	(208,935)
Interest rate risk:
Futures contracts (a)	1,695,441	(2,237,155)
Swap agreements	—	(42,653)
Total	$13,253,188	$(4,147,006)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

                                 Invesco V.I. Balanced-Risk Allocation Fund

Effect of Derivative Investments for the nine months ended September 30, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Futures Contracts	Swap Agreements
Realized Gain:
Commodity Risk	$ 8,844,179	$19,808,207
Equity Risk	16,756,089	1,552,871
Interest Rate Risk	63,770,008	227,841
Change in Net Unrealized Appreciation (Depreciation):
Commodity Risk	9,001,724	2,735,729
Equity Risk	(2,101,070)	(210,709)
Interest Rate Risk	(2,315,259)	(42,653)
Total	$93,955,671	$24,071,286

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$1,167,021,945	$197,598,856

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $31,686,244 and $53,267,091, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $69,697,378 and $85,805,000, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$90,464
Aggregate unrealized (depreciation) of investment securities	(2,566,022)
Net unrealized appreciation (depreciation) of investment securities	$(2,475,558)
Cost of investments for tax purposes is $1,084,818,303.

                                 Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Comstock Fund Quarterly Schedule of Portfolio Holdings September 30, 2016

invesco.com/us	VK-VICOM-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.79%

Aerospace & Defense–1.24%

Textron Inc.	580,149	$23,060,923

Aluminum–0.94%

Alcoa Inc.	1,719,834	17,439,117

Application Software–0.30%

Citrix Systems, Inc. (b)	65,228	5,558,730

Asset Management & Custody Banks–2.85%

Bank of New York Mellon Corp. (The)	491,654	19,607,161
State Street Corp.	478,844	33,341,908
		52,949,069

Auto Parts & Equipment–1.57%

Johnson Controls International PLC	627,827	29,212,790

Automobile Manufacturers–1.77%

General Motors Co.	1,037,286	32,954,576

Automotive Retail–0.43%

Advance Auto Parts, Inc.	54,040	8,058,445

Biotechnology–2.55%

AbbVie Inc.	203,068	12,807,498
Biogen Inc. (b)	64,129	20,074,301
Gilead Sciences, Inc.	184,115	14,567,179
		47,448,978

Broadcasting–0.48%

CBS Corp. -Class B	162,586	8,899,958

Cable & Satellite–2.47%

Charter Communications, Inc. -Class A (b)	48,443	13,078,157
Comcast Corp. -Class A	495,402	32,864,968
		45,943,125

Communications Equipment–2.61%

Cisco Systems, Inc.	1,525,969	48,403,737

Construction Machinery & Heavy Trucks–1.88%

Caterpillar Inc.	394,261	34,998,549

Consumer Finance–1.35%

Ally Financial Inc.	1,284,016	24,999,792

Data Processing & Outsourced Services–0.73%

PayPal Holdings, Inc. (b)	329,960	13,518,461

Diversified Banks–13.60%

Bank of America Corp.	3,613,165	56,546,032
Citigroup Inc.	1,857,492	87,729,347
JPMorgan Chase & Co.	1,060,930	70,647,329
U.S. Bancorp	175,536	7,528,739
Wells Fargo & Co.	681,904	30,194,709
		252,646,156

	Shares	Value

Drug Retail–1.02%

CVS Health Corp.	212,469	$18,907,616

Electric Utilities–0.72%

FirstEnergy Corp.	194,071	6,419,869
PG&E Corp.	114,354	6,995,034
		13,414,903

Electrical Components & Equipment–1.10%

Emerson Electric Co.	374,545	20,416,448

Fertilizers & Agricultural Chemicals–0.49%

CF Industries Holdings, Inc.	372,571	9,072,104

General Merchandise Stores–1.00%

Target Corp.	270,541	18,580,756

Health Care Equipment–0.83%

Medtronic PLC	178,543	15,426,115

Hotels, Resorts & Cruise Lines–2.57%

Carnival Corp.	978,078	47,749,768

Hypermarkets & Super Centers–1.05%

Wal-Mart Stores, Inc.	270,428	19,503,267

Industrial Conglomerates–1.25%

General Electric Co.	786,698	23,301,995

Industrial Machinery–0.66%

Ingersoll-Rand PLC	180,600	12,269,964

Integrated Oil & Gas–8.33%

BP PLC -ADR (United Kingdom)	919,558	32,331,659
Chevron Corp.	297,420	30,610,467
Occidental Petroleum Corp.	232,890	16,982,339
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	699,787	35,038,335
Suncor Energy, Inc. (Canada)	1,435,535	39,879,162
		154,841,962

Integrated Telecommunication Services–0.82%

Frontier Communications Corp.	3,673,349	15,281,132

Internet Software & Services–1.86%

eBay Inc. (b)	865,704	28,481,662
Yahoo! Inc. (b)	142,513	6,142,310
		34,623,972

Investment Banking & Brokerage–2.48%

Goldman Sachs Group, Inc. (The)	108,444	17,488,764
Morgan Stanley	892,702	28,620,026
		46,108,790

Life & Health Insurance–2.76%

Aflac, Inc.	251,891	18,103,406
MetLife, Inc.	747,865	33,227,642
		51,331,048

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Comstock Fund

	Shares	Value

Managed Health Care–0.94%

Anthem, Inc.	139,306	$17,456,435

Movies & Entertainment–2.45%

Time Warner Inc.	113,002	8,996,089
Twenty-First Century Fox, Inc. -Class B	728,366	18,019,775
Viacom Inc. -Class B	486,966	18,553,405
		45,569,269

Multi-Line Insurance–1.43%

American International Group, Inc.	446,197	26,477,330

Oil & Gas Equipment & Services–2.14%

Halliburton Co.	430,260	19,310,069
Weatherford International PLC (b)	3,627,083	20,384,206
		39,694,275

Oil & Gas Exploration & Production–5.07%

Canadian Natural Resources Ltd. (Canada)	499,516	15,972,630
Devon Energy Corp.	707,754	31,219,029
Hess Corp.	364,551	19,547,225
Marathon Oil Corp.	696,793	11,016,297
QEP Resources Inc.	844,532	16,493,710
		94,248,891

Packaged Foods & Meats–0.28%

Mondelez International, Inc. -Class A	120,238	5,278,448

Paper Packaging–0.84%

International Paper Co.	325,684	15,626,318

Personal Products–0.58%

Unilever N.V. -New York Shares (United Kingdom)	232,042	10,697,136

Pharmaceuticals–5.76%

Merck & Co., Inc.	444,448	27,738,000
Novartis AG (Switzerland)	214,915	16,902,930
Pfizer Inc.	1,086,357	36,794,911
Sanofi -ADR (France)	669,761	25,578,173
		107,014,014

Property & Casualty Insurance–1.39%

Allstate Corp. (The)	372,397	25,762,424

Regional Banks–3.95%

Citizens Financial Group, Inc.	620,429	15,330,801
Fifth Third Bancorp	1,318,810	26,982,853
PNC Financial Services Group, Inc. (The)	345,160	31,095,464
		73,409,118

Semiconductors–1.63%

Intel Corp.	742,296	28,021,674
QUALCOMM, Inc.	33,669	2,306,327
		30,328,001

Soft Drinks–0.43%

Coca-Cola Co. (The)	189,192	8,006,605

	Shares	Value

Systems Software–2.23%

Microsoft Corp.	526,300	$30,314,880
Symantec Corp.	441,326	11,077,283
		41,392,163

Technology Hardware, Storage & Peripherals–2.51%

HP Inc.	750,676	11,657,998
NetApp, Inc.	978,272	35,041,703
		46,699,701

Wireless Telecommunication Services–0.45%

Vodafone Group PLC (United Kingdom)	2,907,136	8,337,143
Total Common Stocks & Other Equity Interests (Cost $1,623,022,817)		1,742,919,517
Money Market Funds–6.69%

Government & Agency Portfolio – Institutional Class, 0.31% (c)	74,526,354	74,526,354
Treasury Portfolio – Institutional Class, 0.23% (c)	49,684,236	49,684,236
Total Money Market Funds (Cost $124,210,590)		124,210,590
TOTAL INVESTMENTS–100.48% (Cost $1,747,233,407)		1,867,130,107
OTHER ASSETS LESS LIABILITIES–(0.48)%		(8,875,470)
NET ASSETS–100.00%		$1,858,254,637

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco V.I. Comstock Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

                                  Invesco V.I. Comstock Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,858,792,964	$8,337,143	$—	$1,867,130,107
Forward Foreign Currency Contracts*	—	(743,930)	—	(743,930)
Total Investments	$1,858,792,964	$7,593,213	$—	$1,866,386,177
*	Unrealized appreciation (depreciation).

                                 Invesco V.I. Comstock Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional	Unrealized Appreciation
	Counterparty	Deliver		Receive		Value	(Depreciation)
10/21/16	Barclays Bank PLC	CAD	14,637,888	USD	11,069,016	$11,162,271	$(93,255)
10/21/16	Barclays Bank PLC	EUR	13,240,182	USD	14,809,607	14,888,317	(78,710)
10/21/16	Barclays Bank PLC	GBP	6,377,794	USD	8,281,375	8,271,484	9,891
10/21/16	CIBC World Markets Corp.	CAD	14,637,989	USD	11,078,475	11,162,348	(83,873)
10/21/16	CIBC World Markets Corp.	CHF	3,589,600	USD	3,674,104	3,700,031	(25,927)
10/21/16	CIBC World Markets Corp.	EUR	13,240,182	USD	14,808,349	14,888,317	(79,968)
10/21/16	CIBC World Markets Corp.	GBP	6,377,904	USD	8,277,499	8,271,626	5,873
10/21/16	Deutsche Bank Securities Inc.	CHF	3,589,673	USD	3,675,947	3,700,106	(24,159)
10/21/16	Deutsche Bank Securities Inc.	GBP	6,377,904	USD	8,280,816	8,271,626	9,190
10/21/16	Goldman Sachs International	CAD	14,637,889	USD	11,078,642	11,162,272	(83,630)
10/21/16	Goldman Sachs International	CHF	3,589,600	USD	3,673,834	3,700,031	(26,197)
10/21/16	Goldman Sachs International	EUR	13,239,958	USD	14,808,496	14,888,066	(79,570)
10/21/16	Goldman Sachs International	GBP	6,377,904	USD	8,275,758	8,271,626	4,132
10/21/16	RBC Capital Markets Corp.	CAD	14,637,889	USD	11,066,506	11,162,272	(95,766)
10/21/16	RBC Capital Markets Corp.	CHF	3,589,599	USD	3,675,495	3,700,030	(24,535)
10/21/16	RBC Capital Markets Corp.	EUR	13,240,181	USD	14,810,890	14,888,316	(77,426)
Total Forward Foreign Currency Contracts—Currency Risk							$(743,930)

Currency Abbreviations:

CAD — Canadian Dollar	GBP — British Pound Sterling

CHF — Swiss Franc	USD — U.S. Dollar

EUR — Euro

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $256,121,814 and $398,927,347, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$281,836,376
Aggregate unrealized (depreciation) of investment securities	(162,803,311)
Net unrealized appreciation of investment securities	$119,033,065

Cost of investments for tax purposes is $1,748,097,042.

                                 Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund Quarterly Schedule of Portfolio Holdings September 30, 2016

invesco.com/us	VICEQ-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–84.56%

Advertising–1.56%

Publicis Groupe S.A. (France)	252,118	$19,066,152

Aerospace & Defense–2.15%

General Dynamics Corp.	84,413	13,097,521
United Technologies Corp.	130,157	13,223,951
		26,321,472

Air Freight & Logistics–1.35%

United Parcel Service, Inc. -Class B	151,030	16,516,641

Apparel, Accessories & Luxury Goods–3.54%

Hanesbrands, Inc.	476,003	12,019,076
LVMH Moet Hennessy Louis Vuitton S.E. (France)	87,325	14,891,054
PVH Corp.	148,400	16,398,200
		43,308,330

Asset Management & Custody Banks–1.18%

Northern Trust Corp.	213,322	14,503,763

Auto Parts & Equipment–1.20%

Johnson Controls International PLC	314,536	14,635,360

Biotechnology–6.67%

AbbVie Inc.	290,645	18,330,980
Biogen Inc. (b)	65,159	20,396,722
Celgene Corp. (b)	202,851	21,204,015
Shire PLC -ADR	111,687	21,651,642
		81,583,359

Cable & Satellite–2.42%

Comcast Corp. -Class A	445,910	29,581,670

Communications Equipment–1.03%

F5 Networks, Inc. (b)	100,911	12,577,547

Consumer Finance–3.01%

American Express Co.	575,483	36,853,931

Distillers & Vintners–1.33%

Diageo PLC (United Kingdom)	568,463	16,289,772

Diversified Banks–2.71%

Svenska Handelsbanken AB -Class A (Sweden)	1,352,839	18,591,553
U.S. Bancorp	339,779	14,573,121
		33,164,674

Drug Retail–1.75%

Walgreens Boots Alliance, Inc.	266,207	21,461,608

Electric Utilities–1.00%

Duke Energy Corp.	153,434	12,280,857

	Shares	Value

Electronic Manufacturing Services–1.62%

TE Connectivity Ltd. (Switzerland)	307,608	$19,803,803

Health Care Facilities–1.44%

HCA Holdings, Inc. (b)	232,957	17,618,538

Home Improvement Retail–1.23%

Home Depot, Inc. (The)	116,693	15,016,055

Household Appliances–0.92%

Whirlpool Corp.	69,531	11,275,147

Household Products–1.62%

Procter & Gamble Co. (The)	221,451	19,875,227

Housewares & Specialties–1.48%

Newell Brands, Inc.	344,715	18,152,692

Hypermarkets & Super Centers–1.20%

Wal-Mart Stores, Inc.	204,147	14,723,082

Industrial Conglomerates–1.94%

General Electric Co.	799,603	23,684,241

Industrial Machinery–3.26%

Illinois Tool Works Inc.	151,714	18,181,406
Stanley Black & Decker Inc.	176,879	21,752,579
		39,933,985

Insurance Brokers–1.75%

Marsh & McLennan Cos., Inc.	318,761	21,436,677

Internet Software & Services–1.77%

Alphabet Inc. -Class C (b)	27,860	21,655,299

IT Consulting & Other Services–3.97%

Cognizant Technology Solutions Corp. -Class A (b)	450,556	21,496,027
International Business Machines Corp.	170,348	27,059,780
		48,555,807

Life & Health Insurance–2.34%

AIA Group Ltd. (Hong Kong)	4,279,400	28,673,379

Life Sciences Tools & Services–2.74%

Thermo Fisher Scientific, Inc.	210,450	33,474,177

Multi-Sector Holdings–1.71%

Berkshire Hathaway Inc. -Class A (b)	97	20,973,340

Multi-Utilities–0.99%

WEC Energy Group, Inc.	202,065	12,099,652

Oil & Gas Equipment & Services–1.28%

Halliburton Co.	349,347	15,678,693

Oil & Gas Exploration & Production–2.69%

Cabot Oil & Gas Corp.	517,599	13,354,054

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Core Equity Fund

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Concho Resources Inc. (b)	142,421	$19,561,525
		32,915,579

Pharmaceuticals–2.91%

Allergan PLC (b)	90,888	20,932,415
Merck & Co., Inc.	235,653	14,707,104
		35,639,519

Property & Casualty Insurance–2.10%

Progressive Corp. (The)	815,532	25,689,258

Regional Banks–1.38%

First Republic Bank	219,081	16,893,336

Semiconductors–8.78%

Analog Devices, Inc.	508,250	32,756,713
QUALCOMM, Inc.	501,370	34,343,845
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6,873,823	40,301,723
		107,402,281

Systems Software–3.25%

Microsoft Corp.	331,359	19,086,278

	Shares	Value

Systems Software–(continued)

Oracle Corp.	526,863	$20,695,179
		39,781,457

Wireless Telecommunication Services–1.29%

Vodafone Group PLC -ADR (United Kingdom)	540,167	15,745,868
Total Common Stocks & Other Equity Interests (Cost $823,637,418)		1,034,842,228

Money Market Funds–15.29%

Government & Agency Portfolio –Institutional Class, 0.31% (c)	112,255,541	112,255,541
Treasury Portfolio –Institutional Class, 0.23% (c)	74,837,027	74,837,027
Total Money Market Funds (Cost $187,092,568)		187,092,568
TOTAL INVESTMENTS–99.85% (Cost $1,010,729,986)		1,221,934,796
OTHER ASSETS LESS LIABILITIES–0.15%		1,778,049
NET ASSETS–100.00%		$1,223,712,845

Investment Abbreviations:

ADR —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco V.I. Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

                                 Invesco V.I. Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2016, there were transfers from Level 2 to Level 1 of $68,838,531, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,152,959,694	$68,975,102	$—	$1,221,934,796

                                 Invesco V.I. Core Equity Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $308,273,075 and $405,233,944, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$228,732,496
Aggregate unrealized (depreciation) of investment securities	(20,866,178)
Net unrealized appreciation of investment securities	$207,866,318
Cost of investments for tax purposes is $1,014,068,478.

                                 Invesco V.I. Core Equity Fund

Invesco V.I. Core Plus Bond Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us	VICPB-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments (a)

September 30, 2016

(Unaudited)

	Principal Amount	Value

Bonds and Notes–72.45%

Aerospace & Defense–0.12%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/2022(b)	$2,000	$1,807
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/2021(b)	2,000	2,000
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	6,000	6,255
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 05/15/2025	7,000	7,315
Sr. Unsec. Gtd. Sub. Notes, 6.38%, 06/15/2026(b)	2,000	2,085
		19,462

Agricultural & Farm Machinery–0.04%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	7,000	6,633

Air Freight & Logistics–0.01%

XPO Logistics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 09/01/2023(b)	2,000	2,065

Airlines–2.21%

American Airlines Pass Through Trust, Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 03/22/2025	32,918	33,185
Series 2016-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.58%, 01/15/2028	31,922	33,737
Series 2016-3, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.00%, 04/15/2030	52,000	52,488
Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.95%, 11/23/2020	31,990	33,809
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, Sec. Global Pass Through Ctfs., 4.20%, 08/15/2029	113,172	110,555
United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Second Lien Pass Through Ctfs., 4.63%, 09/03/2022	45,211	46,116
US Airways Pass Through Trust, Series 2012-1, Class B, Sec. Second Lien Pass Through Ctfs., 8.00%, 04/01/2021	795	881
WestJet Airlines Ltd. (Canada), Sr. Unsec. Gtd. Notes, 3.50%, 06/16/2021(b)	42,000	43,180
		353,951

	Principal Amount	Value

Alternative Carriers–0.03%

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2025	$5,000	$5,238

Aluminum–0.11%

Alcoa Inc., Sr. Unsec. Global Notes, 5.40%, 04/15/2021	12,000	12,952
Novelis Corp., Sr. Unsec. Gtd. Notes, 5.88%, 09/30/2026(b)	4,000	4,115
		17,067

Apparel Retail–0.02%

Men’s Wearhouse, Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/2022	4,000	3,735

Apparel, Accessories & Luxury Goods–0.28%

Hanesbrands Inc., Sr. Unsec. Gtd. Notes, 4.63%, 05/15/2024(b)	9,000	9,253
4.88%, 05/15/2026(b)	10,000	10,294
Under Armour, Inc., Sr. Unsec. Notes, 3.25%, 06/15/2026	25,000	25,222
		44,769

Asset Management & Custody Banks–1.84%

Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(b)	90,000	98,610
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/2043(b)	75,000	82,738
CommScope Technologies Finance LLC, Sr. Unsec. Notes, 6.00%, 06/15/2025(b)	4,000	4,285
First Data Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	5,000	5,294
Legg Mason, Inc., Sr. Unsec. Global Notes, 4.75%, 03/15/2026	90,000	97,601
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	6,000	6,570
		295,098

Auto Parts & Equipment–0.03%

Dana Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	5,000	5,113

Automobile Manufacturers–1.19%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 2.00%, 07/06/2021(b)	150,000	150,001
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	39,000	39,772
		189,773

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Automotive Retail–0.08%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/2020	$12,000	$13,251

Biotechnology–0.20%

Shire Acquisitions Investments Ireland DAC, Sr. Unsec. Gtd. Global Notes, 3.20%, 09/23/2026	31,000	31,303

Brewers–0.37%

Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 3.65%, 02/01/2026	55,000	59,031

Broadcasting–0.13%

Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	6,000	5,962
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	4,000	3,180
Nexstar Escrow Corp., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	4,000	4,040
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 07/15/2026(b)	5,000	5,169
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	3,000	3,053
		21,404

Building Products–0.08%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	2,000	2,159
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	11,000	11,413
		13,572

Cable & Satellite–2.48%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	10,000	10,625
Charter Communications Operating, LLC/ Charter Communications Operating Capital Corp., Sr. Sec. First Lien Notes, 4.91%, 07/23/2025(b)	89,000	98,325
6.83%, 10/23/2055(b)	27,000	32,439
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 3.40%, 07/15/2046	30,000	29,262
Cox Communications, Inc., Sr. Unsec. Notes, 3.35%, 09/15/2026(b)	50,000	50,452
9.38%, 01/15/2019(b)	140,000	161,933
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	12,000	11,925
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/2020	2,000	1,560
		396,521

	Principal Amount	Value

Casinos & Gaming–0.15%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	$4,000	$4,350
MGM Growth Properties Operating Partnership LP/ MGP Finance Co-Issuer, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 05/01/2024(b)	2,000	2,165
MGM Resorts International, Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	2,000	1,965
6.00%, 03/15/2023	3,000	3,262
7.75%, 03/15/2022	5,000	5,806
Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Global Notes, 9.75%, 09/01/2021	2,000	2,168
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	5,000	5,075
		24,791

Commercial Printing–0.04%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	6,000	6,323

Communications Equipment–0.05%

Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Notes, 5.25%, 08/01/2026(b)	2,000	1,990
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	5,000	5,350
		7,340

Construction & Engineering–0.44%

Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/2054	75,000	70,396

Construction Machinery & Heavy Trucks–0.07%

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	3,000	2,887
6.75%, 06/15/2021	5,000	5,075
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/2021	3,000	3,030
		10,992

Consumer Finance–0.69%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/2025	5,000	5,144
5.13%, 09/30/2024	3,000	3,195
Synchrony Financial, Sr. Unsec. Global Notes, 4.50%, 07/23/2025	95,000	100,822
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(b)	2,000	2,090
		111,251

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Copper–0.25%

Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(b)	$37,000	$39,590

Data Processing & Outsourced Services–0.21%

Fidelity National Information Services, Inc., Sr. Unsec. Global Notes, 4.50%, 08/15/2046	33,000	33,467

Diversified Banks–7.13%

Bank of America Corp., Series Z, Jr. Unsec. Sub. Notes, 6.50% (c)	85,000	91,906
Series DD, Jr. Unsec. Sub. Notes, 6.30% (c)	30,000	32,475
BBVA Bancomer S.A. (Mexico), Unsec. Sub. Notes, 6.75%, 09/30/2022(b)	150,000	167,823
Citigroup Inc., Series Q, Jr. Unsec. Sub. Global Notes, 5.95% (c)	40,000	40,800
Series R, Jr. Unsec. Sub. Global Notes, 6.13% (c)	65,000	67,762
Series T, Jr. Unsec. Sub. Global Notes, 6.25% (c)	34,000	36,593
Corp. Andina de Fomento (Supranational), Sr. Unsec. Global Notes, 4.38%, 06/15/2022	50,000	55,417
Crédit Agricole S.A. (France), Unsec. Sub. Notes, 4.38%, 03/17/2025(b)	200,000	205,722
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/2022	45,000	48,152
JPMorgan Chase & Co., Sr. Unsec. Medium-Term Notes, 2.30%, 08/15/2021	65,000	65,134
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (c)	40,000	39,600
Standard Chartered PLC (United Kingdom), Unsec. Sub. Notes, 4.30%, 02/19/2027(b)	200,000	199,944
Toronto-Dominion Bank (The) (Canada), Unsec. Sub. Global Notes, 3.63%, 09/15/2031	40,000	40,277
Wells Fargo & Co., Series U, Jr. Unsec. Sub. Global Notes, 5.88% (c)	45,000	48,994
		1,140,599

Diversified Chemicals–0.13%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	22,000	21,560

	Principal Amount	Value

Diversified Metals & Mining–0.57%

Southern Copper Corp. (Peru), Sr. Unsec. Global Notes, 3.88%, 04/23/2025	$23,000	$23,417
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	4,000	3,940
Sr. Unsec. Gtd. Notes, 4.50%, 01/15/2021	56,000	55,580
8.50%, 06/01/2024(b)	2,000	2,305
Sr. Unsec. Notes, 6.13%, 10/01/2035	6,000	5,715
		90,957

Diversified REIT’s–1.39%

Spirit Realty, L.P., Sr. Unsec. Gtd. Notes, 4.45%, 09/15/2026(b)	15,000	14,936
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 01/30/2026(b)	200,000	207,708
		222,644

Drug Retail–1.08%

CVS Pass Through Trust, Sr. Sec. First Lien Mortgage Pass Through Ctfs., 5.77%, 01/10/2033(b)	148,289	172,746

Electric Utilities–0.99%

Fortis Inc. (Canada), Sr. Unsec. Notes, 2.10%, 10/04/2021(b)	38,000	37,909
3.06%, 10/04/2026(b)	59,000	58,973
Georgia Power Co., Sr. Unsec. Notes, 2.85%, 05/15/2022	58,000	60,826
		157,708

Electrical Components & Equipment–0.05%

Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	7,000	7,315

Environmental & Facilities Services–0.05%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/2020	8,000	8,420

Financial Exchanges & Data–2.42%

Moody’s Corp., Sr. Unsec. Global Bonds, 5.50%, 09/01/2020	110,000	123,909
Sr. Unsec. Global Notes, 2.75%, 07/15/2019	45,000	46,306
4.88%, 02/15/2024	138,000	157,290
5.25%, 07/15/2044	35,000	43,354
Nasdaq, Inc., Sr. Unsec. Notes, 3.85%, 06/30/2026	15,000	15,806
		386,665

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Food Distributors–0.03%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	$4,000	$4,180

Food Retail–0.25%

Kroger Co. (The), Sr. Unsec. Global Notes, 2.65%, 10/15/2026	41,000	40,811

Forest Products–0.01%

Norbord Inc. (Canada), Sr. Sec. Gtd. First Lien Notes, 6.25%, 04/15/2023(b)	2,000	2,131

Gas Utilities–0.08%

AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	4,000	4,260
5.88%, 08/20/2026	2,000	2,135
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	5,000	4,575
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	2,000	2,040
		13,010

General Merchandise Stores–0.01%

Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	2,000	2,163

Health Care Equipment–0.61%

Medtronic, Inc., Sr. Unsec. Gtd. Global Notes, 3.15%, 03/15/2022	92,000	97,874

Health Care Facilities–0.30%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	2,000	2,105
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	2,917	2,531
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 02/15/2020	19,000	21,118
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	4,000	4,283
Sr. Unsec. Gtd. Notes, 5.88%, 02/15/2026	5,000	5,337
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	2,000	2,095
LifePoint Health, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 05/01/2024(b)	2,000	2,010
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 06/15/2023	2,000	1,870
8.13%, 04/01/2022	5,000	5,025
Universal Health Services, Inc, Sr. Sec. Gtd. First Lien Notes, 5.00%, 06/01/2026(b)	2,000	2,090
		48,464

	Principal Amount	Value

Health Care REIT’s–0.76%

HCP, Inc., Sr. Unsec. Global Notes, 4.00%, 12/01/2022	$71,000	$75,086
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/2021	40,000	45,837
		120,923

Health Care Services–0.24%

AMN Healthcare Services, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	2,000	2,028
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	4,000	4,035
MPH Acquisition Holdings LLC, Sr. Unsec. Notes, 7.13%, 06/01/2024(b)	6,000	6,480
Orlando Lutheran Towers Inc., Unsec. Bonds, 8.00%, 07/01/2017	25,000	25,101
		37,644

Home Entertainment Software–0.27%

Electronic Arts Inc., Sr. Unsec. Global Notes, 3.70%, 03/01/2021	40,000	42,558

Homebuilding–1.00%

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. First Lien Notes, 7.25%, 10/15/2020(b)	6,000	5,340
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	165,000	149,325
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	3,000	3,172
7.15%, 04/15/2020	2,000	2,233
		160,070

Hotel and Resort REIT’s–0.83%

Hospitality Properties Trust, Sr. Unsec. Global Notes, 4.25%, 02/15/2021	90,000	96,276
Host Hotels & Resorts L.P., Series F, Sr. Unsec. Global Notes, 4.50%, 02/01/2026	35,000	37,124
		133,400

Hotels, Resorts & Cruise Lines–0.03%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/2022	4,000	4,388

Household Products–0.01%

Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	2,000	2,170

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Independent Power Producers & Energy Traders–0.11%

AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	$6,000	$6,210
Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 5.88%, 01/15/2024(b)	2,000	2,122
Sr. Unsec. Global Notes, 5.50%, 02/01/2024	6,000	5,940
NRG Energy, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/2027(b)	4,000	3,920
		18,192

Industrial Gases–0.01%

Versum Materials, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 09/30/2024(b)	2,000	2,070

Industrial REIT’s–1.29%

PLA Administradora Industrial, S. de R.L. de C.V. (Mexico), Sr. Unsec. Notes, 5.25%, 11/10/2022(b)	200,000	206,250

Integrated Oil & Gas–0.90%

Occidental Petroleum Corp., Sr. Unsec. Global Notes, 3.13%, 02/15/2022	61,000	64,254
Petróleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/2035	23,000	23,473
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 4.00%, 05/10/2046	55,000	56,268
		143,995

Integrated Telecommunication Services–1.88%

AT&T Inc., Sr. Unsec. Global Notes, 4.75%, 05/15/2046	44,000	46,203
Sr. Unsec. Notes, 4.45%, 04/01/2024	30,000	33,104
CenturyLink, Inc., Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	5,000	5,387
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	2,000	2,058
Communications Sales & Leasing, Inc./CSL Capital LLC, Sr. Sec. Gtd. First Lien Notes, 6.00%, 04/15/2023(b)	2,000	2,083
Frontier Communications Corp., Sr. Unsec. Global Notes, 7.88%, 01/15/2027	1,000	913
8.88%, 09/15/2020(b)	2,000	2,170
11.00%, 09/15/2025	4,000	4,185
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 07/15/2022	5,000	5,194
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.84%, 04/28/2023	2,000	2,157
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	20,000	21,800

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

Verizon Communications Inc., Sr. Unsec. Global Notes, 2.63%, 08/15/2026	$60,000	$59,238
4.13%, 08/15/2046	22,000	22,153
5.01%, 08/21/2054	58,000	64,582
5.15%, 09/15/2023	25,000	29,159
		300,386

Internet & Direct Marketing Retail–1.79%

Expedia, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2026(b)	65,000	68,305
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 4.45%, 02/15/2025	80,000	78,882
5.45%, 08/15/2034	150,000	139,407
		286,594

Internet Software & Services–0.04%

Match Group, Inc., Sr. Unsec. Global Notes, 6.38%, 06/01/2024	6,000	6,555

Investment Banking & Brokerage–1.12%

Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	34,000	35,473
Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00% (c)	45,000	52,988
Goldman Sachs Group, Inc. (The), Series L, Jr. Unsec. Sub. Notes, 5.70% (c)	55,000	55,962
Raymond James Financial, Inc., Sr. Unsec. Global Notes, 3.63%, 09/15/2026	35,000	35,618
		180,041

Leisure Products–0.03%

Vista Outdoor Inc., Sr. Unsec. Gtd. Notes, 5.88%, 10/01/2023(b)	5,000	5,263

Life & Health Insurance–4.10%

Dai-ichi Life Insurance Co., Ltd. (The) (Japan), Jr. Unsec. Sub. Notes, 4.00% (b)(c)	200,000	201,791
MetLife, Inc., Series C, Jr. Unsec. Sub. Global Notes, 5.25%(c)	65,000	65,650
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	165,000	185,552
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/2068	130,000	144,787
TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 4.13%, 11/01/2024(b)	55,000	58,020
		655,800

Life Sciences Tools & Services–0.13%

Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/2023(b)	2,000	2,070

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Life Sciences Tools & Services–(continued)

Thermo Fisher Scientific, Inc., Sr. Unsec. Global Notes, 2.95%, 09/19/2026	$18,000	$17,995
		20,065

Managed Health Care–1.55%

Aetna, Inc., Sr. Unsec. Global Notes, 3.20%, 06/15/2026	51,000	51,968
4.25%, 06/15/2036	57,000	59,412
4.38%, 06/15/2046	43,000	45,027
Centene Corp., Sr. Unsec. Notes, 4.75%, 05/15/2022	2,000	2,070
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	45,000	49,160
Molina Healthcare, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/15/2022	2,000	2,075
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/2025	35,000	38,565
		248,277

Marine–0.02%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/2021 (Acquired 08/21/2014; Cost $4,140) (b)	4,000	2,960

Metal & Glass Containers–0.03%

Berry Plastics Corp., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	2,000	2,120
Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	2,000	2,153
		4,273

Movies & Entertainment–0.49%

Pinnacle Entertainment, Inc., Sr. Unsec. Bonds, 5.63%, 05/01/2024(b)	6,000	6,090
Time Warner Cable, Inc., Sr. Sec. Gtd. First Lien Global Deb., 6.75%, 07/01/2018	55,000	59,774
Viacom Inc., Sr. Unsec. Global Notes, 3.45%, 10/04/2026	13,000	13,029
		78,893

Multi-Line Insurance–2.70%

American Financial Group, Inc., Sr. Unsec. Notes, 3.50%, 08/15/2026	20,000	20,078
9.88%, 06/15/2019	180,000	216,806
American International Group, Inc., Sr. Unsec. Global Notes, 3.90%, 04/01/2026	85,000	90,030

	Principal Amount	Value

Multi-Line Insurance–(continued)

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/2044(b)	$100,000	$105,453
		432,367

Multi-Sector Holdings–0.47%

BNSF Railway Co. Pass Through Trust, Series 2015-1, Sr. Sec. First Lien Pass Through Ctfs., 3.44%, 06/16/2028(b)	71,217	75,097

Office REIT’s–0.56%

Alexandria Real Estate Equities, Inc., Sr. Unsec. Gtd. Global Notes, 3.95%, 01/15/2027	40,000	41,917
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/2024	45,000	47,289
		89,206

Office Services & Supplies–0.85%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 3.38%, 10/01/2021	55,000	55,038
4.63%, 03/15/2024	35,000	36,366
Steelcase, Inc., Sr. Unsec. Global Bonds, 6.38%, 02/15/2021	39,000	44,445
		135,849

Oil & Gas Drilling–0.01%

Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	2,000	1,640

Oil & Gas Equipment & Services–0.27%

Petrofac Ltd. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.40%, 10/10/2018(b)	41,000	40,885
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	2,000	1,965
		42,850

Oil & Gas Exploration & Production–1.76%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 6.38%, 09/15/2017	20,000	20,951
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/2021	4,000	4,070
5.63%, 06/01/2023	2,000	2,045
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2022	4,000	4,160
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/2022	4,000	4,015
Hess Corp., Sr. Unsec. Global Notes, 1.30%, 06/15/2017	48,000	48,240
4.30%, 04/01/2027	68,000	68,670
5.80%, 04/01/2047	58,000	59,565

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Murphy Oil Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2024	$2,000	$2,075
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	2,000	1,920
Sr. Unsec. Gtd. Notes, 6.50%, 11/01/2021	2,000	1,920
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/2022(b)	8,000	8,520
PDC Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/2022	2,000	2,145
Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/2017	30,000	30,702
QEP Resources, Inc., Sr. Unsec. Notes, 6.88%, 03/01/2021	2,000	2,105
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2022	4,000	4,150
RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/2022	7,000	7,368
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	2,000	2,020
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	2,000	1,830
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	2,000	1,840
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/2022	4,000	3,980
		282,291

Oil & Gas Storage & Transportation–4.35%

Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 5.38%, 09/15/2024(b)	2,000	2,028
Colorado Interstate Gas Co. LLC/ Colorado Interstate Issuing Corp., Sr. Unsec. Gtd. Notes, 4.15%, 08/15/2026(b)	60,000	59,409
Enbridge Inc. (Canada), Sr. Unsec. Notes, 5.60%, 04/01/2017	72,000	73,359
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	2,000	2,093
Energy Transfer Partners, L.P., Sr. Unsec. Global Notes, 4.65%, 06/01/2021	26,000	27,765
Sr. Unsec. Notes, 4.75%, 01/15/2026	76,000	78,982
5.15%, 03/15/2045	51,000	47,876
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.75%, 02/15/2025	74,000	76,960
EQT Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 4.00%, 08/01/2024	65,000	63,406

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	$8,000	$8,270
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Gtd. Notes, 5.40%, 09/01/2044	74,000	74,808
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 03/01/2025	2,000	2,146
Sr. Sec. Notes, 5.00%, 03/15/2027(b)	27,000	27,776
Southern Natural Gas Co., L.L.C., Sr. Unsec. Gtd. Notes, 5.90%, 04/01/2017(b)	18,000	18,365
Targa Resources Partners L.P./Targa Resouces Partners Finance Corp Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	2,000	2,035
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2021	4,000	4,150
Sr. Unsec. Gtd. Notes, 5.13%, 02/01/2025(b)	4,000	4,030
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	2,000	2,150
Willams Cos. Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	2,000	2,050
Williams Partners L.P., Sr. Unsec. Global Notes, 3.60%, 03/15/2022	84,000	85,389
Sr. Unsec. Notes, 4.13%, 11/15/2020	32,000	33,299
		696,346

Other Diversified Financial Services–0.69%

Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/2020(b)	100,000	109,871

Packaged Foods & Meats–0.03%

Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/2022	4,000	4,250

Paper Packaging–0.26%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	2,000	2,105
International Paper Co., Sr. Unsec. Global Notes, 4.40%, 08/15/2047	39,000	39,367
		41,472

Paper Products–0.08%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	12,000	12,045

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Pharmaceuticals–2.16%

Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/2097	$74,000	$117,197
Mylan N.V., Sr. Unsec. Gtd. Notes, 3.95%, 06/15/2026(b)	56,000	56,570
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 2.20%, 07/21/2021	50,000	49,864
3.15%, 10/01/2026	27,000	27,199
4.10%, 10/01/2046	42,000	42,075
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/2021(b)	9,000	8,055
Zoetis, Inc., Sr. Unsec. Global Notes, 4.50%, 11/13/2025	40,000	44,807
		345,767

Property & Casualty Insurance–0.62%

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/07/2087(b)	45,000	52,875
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/2019	40,000	45,839
		98,714

Regional Banks–1.49%

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	8,000	8,520
5.00%, 08/01/2023	2,000	2,130
Fifth Third Bancorp, Unsec. Sub. Notes, 4.30%, 01/16/2024	55,000	59,241
Series J, Jr. Unsec. Sub. Notes, 4.90% (c)	45,000	44,100
Huntington Bancshares, Inc., Sr. Unsec. Global Notes, 2.30%, 01/14/2022	125,000	124,570
		238,561

Reinsurance–0.41%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	60,000	65,768

Renewable Electricity–0.25%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	36,000	39,716

Residential REIT’s–0.76%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/2022	115,000	121,819

Restaurants–0.71%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)	94,000	98,935
Brinker International Inc., Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2024(b)	14,000	14,218
		113,153

	Principal Amount	Value

Retail REIT’s–0.24%

Brixmor Operating Partnership LP, Sr. Unsec. Global Notes, 3.25%, 09/15/2023	$38,000	$38,156

Semiconductors–0.05%

Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	2,000	1,977
Sr. Unsec. Notes, 5.25%, 08/01/2023(b)	4,000	3,970
5.25%, 01/15/2024(b)	2,000	1,955
		7,902

Sovereign Debt–2.31%

Argentine Republic Government International Bond (Argentina), Sr. Unsec. Notes, 6.25%, 04/22/2019(b)	150,000	159,450
6.88%, 04/22/2021(b)	150,000	163,650
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 4.00%, 10/02/2023	14,000	14,994
Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 4.13%, 08/25/2027	8,000	9,181
Uruguay Government International Bond (Uruguay), Sr. Unsec. Global Notes, 4.38%, 10/27/2027	20,000	21,625
		368,900

Specialized Finance–1.41%

Air Lease Corp., Sr. Unsec. Global Notes, 3.00%, 09/15/2023	64,000	63,340
3.38%, 06/01/2021	60,000	62,362
3.88%, 04/01/2021	85,000	90,047
Aircastle Ltd., Sr. Unsec. Notes, 5.00%, 04/01/2023	2,000	2,100
5.50%, 02/15/2022	7,000	7,595
		225,444

Specialized REIT’s–3.16%

Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(b)	120,000	129,102
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2022	6,000	6,382
EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.50%, 04/01/2025	43,000	43,904
7.75%, 07/15/2020	253,000	293,935
Sr. Unsec. Gtd. Notes, 5.75%, 08/15/2022	20,000	22,220
Equinix Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	5,000	5,400
GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	5,000	5,413
		506,356

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Specialty Chemicals–0.08%

Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	$2,000	$2,100
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	6,000	6,765
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	4,000	4,270
		13,135

Steel–0.08%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 6.13%, 06/01/2025	2,000	2,190
Sr. Unsec. Global Notes, 8.00%, 10/15/2039	2,000	2,155
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/2022(b)	4,000	4,140
United States Steel Corp., Sr. Sec. First Lien Notes, 8.38%, 07/01/2021(b)	2,000	2,197
Sr. Unsec. Global Notes, 7.50%, 03/15/2022	2,000	2,000
		12,682

Systems Software–0.19%

Oracle Corp., Sr. Unsec. Global Notes, 4.00%, 07/15/2046	30,000	31,068

Technology Distributors–0.23%

Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	35,000	36,289

Technology Hardware, Storage & Peripherals–1.32%

Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec. First Lien Notes, 6.02%, 06/15/2026(b)	92,000	100,813
8.35%, 07/15/2046(b)	24,000	28,897
Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	6,000	6,637
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds, 4.75%, 01/01/2025	45,000	42,328
5.75%, 12/01/2034	38,000	31,825
		210,500

Thrifts & Mortgage Finance–0.27%

First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	35,000	42,983

Trading Companies & Distributors–1.57%

AerCap Global Aviation Trust (Netherlands), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	235,000	243,815
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	2,000	2,010
United Rentals North America Inc., Sr. Unsec. Gtd. Notes, 6.13%, 06/15/2023	5,000	5,262
		251,087

	Principal Amount	Value

Trucking–0.14%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 04/01/2023	$2,000	$2,037
Sr. Unsec. Gtd. Notes, 6.38%, 04/01/2024(b)	2,000	2,060
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.45%, 11/15/2021	17,000	17,904
		22,001

Wireless Telecommunication Services–0.12%

Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/2020(b)	8,000	8,640
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	7,000	7,070
7.88%, 09/15/2023	4,000	4,040
		19,750
Total Bonds and Notes (Cost $11,009,739)		11,593,185

U.S. Government Sponsored Agency Mortgage-Backed Securities–18.70%

Collateralized Mortgage Obligations–0.48%

Ginnie Mae REMICs, IO, 1.57%, 09/20/2064(d)	306,201	27,176
1.67%, 12/20/2064(d)	521,466	49,043
		76,219

Federal Home Loan Mortgage Corp. (FHLMC)–1.06%

Pass Through Ctfs., 6.50%, 04/01/2017 to 08/01/2032	1,671	1,914
6.00%, 05/01/2017 to 06/01/2017	349	353
5.50%, 09/01/2017	834	844
Pass Through Ctfs., TBA, 3.50%, 10/01/2046(e)	158,000	166,699
		169,810

Federal National Mortgage Association (FNMA)–14.24%

Pass Through Ctfs., 6.50%, 02/01/2017 to 09/01/2031	1,152	1,372
7.00%, 05/01/2017 to 09/01/2032	8,765	9,402
5.00%, 11/01/2018	3,180	3,269
7.50%, 04/01/2029	3,433	3,880
Pass Through Ctfs., TBA, 3.50%, 10/01/2026 to 10/01/2046(e)	452,000	476,900
2.50%, 10/01/2031(e)	221,000	228,919
3.00%, 10/01/2031 to 11/01/2046(e)	1,165,000	1,211,481
4.00%, 11/01/2046(e)	320,000	343,300
		2,278,523

Government National Mortgage Association (GNMA)–2.92%

Pass Through Ctfs., 7.50%, 06/15/2023	2,760	3,003
8.50%, 11/15/2024	1,120	1,125
7.00%, 07/15/2031 to 08/15/2031	1,264	1,482
6.50%, 11/15/2031 to 03/15/2032	2,683	3,095
6.00%, 11/15/2032	1,269	1,490

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Government National Mortgage Association (GNMA)–(continued)

Pass Through Ctfs., TBA, 3.00%, 10/01/2046(e)	$220,000	$230,484
4.00%, 10/01/2046(e)	212,000	227,180
		467,859
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,010,792)		2,992,411

Asset-Backed Securities–12.23%

Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, Variable Rate Pass Through Ctfs., 2.98%, 02/25/2035(d)	30,819	30,542
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, Pass Through Ctfs., 3.99%, 09/15/2048	70,000	76,528
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.42%, 05/15/2032(b)(d)	230,000	226,292
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 2.92%, 03/25/2035(d)	100,286	100,916
Chase Mortgage Trust, Series 2016-1, Class M3, Pass Through Ctfs., 3.75%, 04/25/2045(b)	91,473	92,290
Series 2016-2, Class M3, Pass Through Ctfs., 3.75%, 12/25/2045(b)	95,496	96,294
Commercial Mortgage Trust, Series 2015-CR23, Class CMB, Variable Rate Pass Through Ctfs., 3.81%, 05/10/2048(b)(d)	150,000	151,822
Series 2015-CR25, Class B, Variable Rate Pass Through Ctfs., 4.70%, 08/10/2048(d)	72,000	78,558
Series 2016-GCT, Class B, Pass Through Ctfs., 3.09%, 08/10/2029(b)	100,000	102,954
Credit Suisse First Boston Mortgage Securities Corp, Series 2004-AR5, Class 3A1, Variable Rate Pass Through Ctfs., 2.92%, 06/25/2034(d)	43,293	42,822
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 3.02%, 09/26/2034(b)(d)	1,980	1,987
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, Floating Rate Pass Through Ctfs., 3.40%, 04/19/2036(d)	117,542	105,356

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C, Pass Through Ctfs., 3.96%, 04/15/2046	$50,000	$51,151
MAPS CLO Fund II Ltd. (Cayman Islands), Series 2007-2A, Class A2, Floating Rate Pass Through Ctfs., 1.15%, 07/20/2022(b)(d)	250,000	244,662
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, Floating Rate Pass Through Ctfs., 2.73%, 11/25/2035(d)	30,034	29,768
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AJ, Pass Through Ctfs., 5.39%, 11/12/2041	40,000	39,891
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, Variable Rate Pass Through Ctfs., 2.98%, 09/25/2034(d)	36,190	35,815
Series 2004-16, Class 2A, Floating Rate Pass Through Ctfs., 2.97%, 11/25/2034(d)	47,193	47,200
Series 2004-16, Class 5A3, Variable Rate Pass Through Ctfs., 2.98%, 11/25/2034(d)	14,057	14,067
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, Variable Rate Pass Through Ctfs., 2.53%, 04/25/2045(d)	104,385	104,821
Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 2.69%, 07/25/2045(d)	49,638	48,202
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AJ, Variable Rate Pass Through Ctfs., 5.83%, 07/15/2045(d)	90,000	90,374
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.86%, 12/25/2034(d)	54,970	56,100
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class B, Pass Through Ctfs., 4.70%, 04/15/2045	80,000	88,712
Total Asset-Backed Securities (Cost $1,935,461)		1,957,124

U.S. Treasury Securities–7.54%

U.S. Treasury Bills–0.31%

0.45%,11/17/2016 (f)(g)	50,000	49,989

U.S. Treasury Notes–3.84%

1.13%, 08/31/2021	210,600	210,428
1.38%, 08/31/2023	291,800	291,002
1.50%, 08/15/2026	114,200	113,174
		614,604

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

U.S. Treasury Bonds–3.39%

2.50%, 05/15/2046	$522,300	$542,356
Total U.S. Treasury Securities (Cost $1,213,497)		1,206,949

	Shares

Preferred Stocks–1.28%

Investment Banking & Brokerage–0.92%

Morgan Stanley, Series F, 6.88% Pfd.	5,000	147,150

Reinsurance–0.36%

Reinsurance Group of America, Inc., 6.20% Unsec. Sub. Pfd.	2,000	57,440
Total Preferred Stocks (Cost $175,000)		204,590

	Principal Amount

Municipal Obligations–0.43%

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/2057 (Cost $50,000)	$50,000	68,077

	Shares

Common Stocks & Other Equity Interests–0.00%

Broadcasting–0.00%

Adelphia Recovery Trust -Series ACC-1 (h)	87,412	87

Diversified Support Services–0.00%

ACC Claims Holdings, LLC (i)	73,980	370

Total Common Stocks & Other Equity Interests (Cost $22,181)		457

Money Market Funds–3.40%

Government & Agency Portfolio – Institutional Class, 0.31% (j)	326,217	326,217
Treasury Portfolio – Institutional Class, 0.23% (j)	217,478	217,478
Total Money Market Funds (Cost $543,695)		543,695
TOTAL INVESTMENTS–116.03% (Cost $17,960,365)		18,566,488
OTHER ASSETS LESS LIABILITIES–(16.03)%		(2,565,707)
NET ASSETS–100.00%		$16,000,781

Investment Abbreviations:

Ctfs.	— Certificates
Deb.	— Debentures
Gtd.	— Guaranteed
IO	— Interest Only
Jr.	— Junior
Pfd.	— Preferred
RB	— Revenue Bonds
REIT	— Real Estate Investment Trust
REMICS	— Real Estate Mortgage Investment Conduits
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
TBA	— To Be Announced
Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2016 was $5,211,787, which represented 32.57% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2016.

(e)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1F.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(h)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(i)	Non-income producing security.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

                                 Invesco V.I. Core Plus Bond Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk

                                 Invesco V.I. Core Plus Bond Fund

E.	Futures Contracts – (continued)

with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

                                 Invesco V.I. Core Plus Bond Fund

G.	Swap Agreements – (continued)

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2016 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

H.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                 Invesco V.I. Core Plus Bond Fund

	Level 1	Level 2	Level 3	Total
Equity Securities	$748,742	$—	$—	$748,742
U.S. Treasury Securities	—	1,206,949	—	1,206,949
Corporate Debt Securities	—	11,224,285	—	11,224,285
U.S. Government Sponsored Agency Securities	—	2,992,411	—	2,992,411
Asset-Backed Securities	—	1,957,124	—	1,957,124
Municipal Obligations	—	68,077	—	68,077
Foreign Sovereign Debt Securities	—	368,900	—	368,900
	748,742	17,817,746	—	18,566,488
Futures Contracts*	18,172	—	—	18,172
Swap Agreements*	—	(4,293)	—	(4,293)
Total Investments	$766,914	$17,813,453	$—	$18,580,367
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2016:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements (a)	$—	$(4,293)
Interest rate risk:
Futures contracts (a)	21,587	(3,415)
Total	$21,587	$(7,708)

(a)	Includes cumulative appreciation (depreciation) of swap agreements and futures contracts.

Effect of Derivative Investments for the nine months ended September 30, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Credit Risk	$—	$(4,914)
Interest Rate Risk	$(226,250)	—
Change in Net Unrealized Appreciation (Depreciation):
Credit Risk	—	4,013
Interest Rate Risk	17,293	—
Total	$(208,957)	$(901)

                                 Invesco V.I. Core Plus Bond Fund

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$6,382,471	$250,000

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	3	December-2016	$655,406	$181
U.S. Treasury 5 Year Notes	Long	18	December-2016	2,187,281	5,732
U.S. Treasury 10 Year Notes	Short	10	December-2016	(1,311,250)	(1,303)
U.S. Long Bonds	Long	1	December-2016	168,156	(2,112)
U.S. Ultra Bond	Short	7	December-2016	(1,287,125)	15,674
Total Futures Contracts - Interest Rate Risk					$18,172

Open Over-The-Counter Credit Default Swap Agreements - Credit Risk
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	Citigroup Inc.	Buy	(1.00)%	06/20/2017	0.26%	$(250,000)	$2,953	$(4,293)
(a)	Implied credit spreads represent the current level as of September 30, 2016 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $50,566,623 and $51,069,205, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $16,313,818 and $17,205,646, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$709,604
Aggregate unrealized (depreciation) of investment securities	(103,871)
Net unrealized appreciation of investment securities	$605,733
Cost of investments for tax purposes is $17,960,755.

                                 Invesco V.I. Core Plus Bond Fund

Invesco V.I. Diversified Dividend Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us	VIDDI-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–85.21%

Aerospace & Defense–2.11%

General Dynamics Corp.	47,444	$7,361,411
Raytheon Co.	40,462	5,508,092
		12,869,503

Air Freight & Logistics–0.50%

United Parcel Service, Inc. -Class B	27,845	3,045,129

Apparel Retail–0.54%

TJX Cos., Inc. (The)	44,160	3,302,285

Apparel, Accessories & Luxury Goods–1.09%

Coach, Inc.	96,126	3,514,367
Columbia Sportswear Co.	55,248	3,134,771
		6,649,138

Asset Management & Custody Banks–1.25%

Federated Investors, Inc. -Class B	156,474	4,636,324
Legg Mason, Inc.	89,714	3,003,625
		7,639,949

Brewers–1.58%

Heineken N.V. (Netherlands)	109,374	9,621,580

Construction Machinery & Heavy Trucks–0.93%

Joy Global Inc.	204,195	5,664,369

Consumer Finance–1.73%

American Express Co.	164,889	10,559,492

Data Processing & Outsourced Services–0.71%

Automatic Data Processing, Inc.	49,317	4,349,759

Department Stores–0.28%

Marks & Spencer Group PLC (United Kingdom)	404,824	1,741,265

Drug Retail–1.28%

Walgreens Boots Alliance, Inc.	97,001	7,820,221

Electric Utilities–9.04%

American Electric Power Co., Inc.	129,921	8,342,227
Duke Energy Corp.	116,809	9,349,392
Entergy Corp.	96,625	7,414,036
Exelon Corp.	460,282	15,322,788
PPL Corp.	425,592	14,712,716
		55,141,159

Electrical Components & Equipment–2.52%

ABB Ltd. (Switzerland)	347,476	7,801,577
Emerson Electric Co.	139,106	7,582,668
		15,384,245

Food Distributors–1.40%

Sysco Corp.	173,743	8,515,144

	Shares	Value

General Merchandise Stores–1.25%

Target Corp.	111,086	$7,629,387

Health Care Equipment–0.85%

Stryker Corp.	44,507	5,181,059

Hotels, Resorts & Cruise Lines–0.63%

Accor S.A. (France)	96,375	3,822,762

Household Products–3.51%

Kimberly-Clark Corp.	54,195	6,836,157
Procter & Gamble Co. (The)	162,838	14,614,711
		21,450,868

Housewares & Specialties–1.02%

Newell Brands, Inc.	118,721	6,251,848

Industrial Machinery–2.10%

Flowserve Corp.	192,423	9,282,485
Pentair PLC (United Kingdom)	55,119	3,540,845
		12,823,330

Integrated Oil & Gas–4.84%

Royal Dutch Shell PLC -Class B (United Kingdom)	209,744	5,442,880
Suncor Energy, Inc. (Canada)	498,513	13,842,516
TOTAL S.A. (France)	215,978	10,231,238
		29,516,634

Integrated Telecommunication Services–5.09%

AT&T Inc.	437,366	17,761,433
BT Group PLC (United Kingdom)	1,254,845	6,328,748
Deutsche Telekom AG (Germany)	417,068	6,990,219
		31,080,400

Investment Banking & Brokerage–0.77%

Charles Schwab Corp. (The)	148,246	4,680,126

Life & Health Insurance–0.29%

Lincoln National Corp.	37,172	1,746,341

Motorcycle Manufacturers–1.50%

Harley-Davidson, Inc.	174,570	9,180,636

Movies & Entertainment–0.72%

Time Warner Inc.	55,352	4,406,573

Multi-Line Insurance–2.54%

Hartford Financial Services Group, Inc. (The)	362,278	15,512,744

Multi-Utilities–3.86%

Consolidated Edison, Inc.	118,796	8,945,339
Dominion Resources, Inc.	140,676	10,448,006
Sempra Energy	38,720	4,150,397
		23,543,742

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Diversified Dividend Fund

	Shares	Value

Oil & Gas Drilling–0.56%

Nabors Industries Ltd.	278,793	$3,390,123

Oil & Gas Equipment & Services–0.45%

Baker Hughes Inc.	55,015	2,776,607

Packaged Foods & Meats–8.69%

Campbell Soup Co.	221,538	12,118,129
General Mills, Inc.	291,073	18,593,743
Kraft Heinz Co. (The)	134,511	12,040,080
Mead Johnson Nutrition Co.	43,051	3,401,459
Mondelez International, Inc. -Class A	156,769	6,882,159
		53,035,570

Paper Packaging–2.83%

Avery Dennison Corp.	39,271	3,054,891
International Paper Co.	211,294	10,137,886
Sonoco Products Co.	77,458	4,092,106
		17,284,883

Personal Products–0.53%

L’Oreal S.A. (France)	17,124	3,233,613

Pharmaceuticals–2.80%

Bristol-Myers Squibb Co.	56,484	3,045,617
Eli Lilly and Co.	103,909	8,339,737
Johnson & Johnson	48,122	5,684,652
		17,070,006

Property & Casualty Insurance–0.66%

Travelers Cos., Inc. (The)	34,998	4,009,021

Regional Banks–6.90%

Cullen/Frost Bankers, Inc.	67,804	4,877,820
Fifth Third Bancorp	327,930	6,709,448
KeyCorp	517,679	6,300,153
M&T Bank Corp.	78,994	9,171,203

	Shares	Value

Regional Banks–(continued)

PNC Financial Services Group, Inc. (The)	60,865	$5,483,328
Zions Bancorp.	308,397	9,566,475
		42,108,427

Restaurants–0.79%

Darden Restaurants, Inc.	78,524	4,815,092

Semiconductors–1.01%

Linear Technology Corp.	104,011	6,166,812

Soft Drinks–2.77%

Coca-Cola Co. (The)	399,121	16,890,801

Specialized REIT’s–0.99%

Weyerhaeuser Co.	188,465	6,019,572

Tobacco–2.30%

Altria Group, Inc.	90,788	5,740,525
Philip Morris International Inc.	85,202	8,283,339
		14,023,864
Total Common Stocks & Other Equity Interests (Cost $406,992,989)		519,954,079

Money Market Funds–14.80%

Government & Agency Portfolio –Institutional Class, 0.31%(b)	54,197,018	54,197,018
Treasury Portfolio –Institutional Class, 0.23%(b)	36,131,345	36,131,345
Total Money Market Funds (Cost $90,328,363)		90,328,363
TOTAL INVESTMENTS–100.01% (Cost $497,321,352)		610,282,442
OTHER ASSETS LESS LIABILITIES–(0.01)%		(50,854)
NET ASSETS–100.00%		$610,231,588

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco V.I. Diversified Dividend Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

                                 Invesco V.I. Diversified Dividend Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2016, there were transfers from Level 2 to Level 1 of $41,700,989, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$603,098,297	$7,184,145	$—	$610,282,442
Forward Foreign Currency Contracts*	—	(76,512)	—	(76,512)
Total Investments	$603,098,297	$7,107,633	$—	$610,205,930
*	Unrealized appreciation (depreciation).

                                 Invesco V.I. Diversified Dividend Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
11/18/2016	Citigroup Global Markets Inc.	CAD	2,829,071	USD	2,157,373	$2,157,781	$(408)
11/18/2016	Citigroup Global Markets Inc.	EUR	4,984,775	USD	5,586,637	5,612,321	(25,684)
11/18/2016	Deutsche Bank Securities Inc.	CAD	2,829,057	USD	2,156,458	2,157,771	(1,313)
11/18/2016	Deutsche Bank Securities Inc.	EUR	4,984,808	USD	5,590,662	5,612,358	(21,696)
11/18/2016	Goldman Sachs International	CAD	2,829,058	USD	2,156,376	2,157,772	(1,396)
11/18/2016	Goldman Sachs International	EUR	4,984,774	USD	5,586,436	5,612,319	(25,883)
11/18/2016	Goldman Sachs International	USD	67,778	EUR	60,082	67,646	(132)
Total Forward Foreign Currency Contracts—Currency Risk							$(76,512)

Currency Abbreviations:

CAD — Canadian Dollar

EUR — Euro

USD — U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $115,562,276 and $54,977,613, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$122,239,545
Aggregate unrealized (depreciation) of investment securities	(9,880,471)
Net unrealized appreciation of investment securities	$112,359,074

Cost of investments for tax purposes is $497,923,368.

                                 Invesco V.I. Diversified Dividend Fund

Invesco V.I. Equally-Weighted S&P 500 Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us	MS-VIEWSP-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.90%

Advertising–0.39%
Interpublic Group of Cos., Inc. (The)	13,456	$300,742
Omnicom Group Inc.	3,595	305,575
		606,317

Aerospace & Defense–1.95%

Boeing Co. (The)	2,342	308,535
General Dynamics Corp.	2,008	311,561
L-3 Communications Holdings, Inc.	2,048	308,695
Lockheed Martin Corp.	1,265	303,246
Northrop Grumman Corp.	1,438	307,660
Raytheon Co.	2,212	301,120
Rockwell Collins, Inc.	3,702	312,227
Textron Inc.	7,537	299,596
TransDigm Group, Inc. (b)	1,062	307,045
United Technologies Corp.	2,932	297,891
		3,057,576

Agricultural & Farm Machinery–0.20%

Deere & Co.	3,662	312,552

Agricultural Products–0.19%

Archer-Daniels-Midland Co.	7,167	302,232

Air Freight & Logistics–0.80%

C.H. Robinson Worldwide, Inc.	4,370	307,910
Expeditors International of Washington, Inc.	5,954	306,750
FedEx Corp.	1,871	326,826
United Parcel Service, Inc. -Class B	2,797	305,880
		1,247,366

Airlines–0.96%

Alaska Air Group, Inc.	4,373	288,006
American Airlines Group Inc.	7,824	286,436
Delta Air Lines, Inc.	7,977	313,975
Southwest Airlines Co.	8,065	313,648
United Continental Holdings Inc. (b)	5,741	301,230
		1,503,295

Alternative Carriers–0.18%

Level 3 Communications, Inc. (b)	6,228	288,855

Aluminum–0.20%

Alcoa Inc.	31,370	318,092

Apparel Retail–1.15%

Foot Locker, Inc.	4,662	315,711
Gap, Inc. (The)	12,897	286,829
L Brands, Inc.	4,216	298,366
Ross Stores, Inc.	4,954	318,542
TJX Cos., Inc. (The)	4,028	301,214
Urban Outfitters, Inc. (b)	8,346	288,104
		1,808,766

	Shares	Value

Apparel, Accessories & Luxury Goods–1.34%

Coach, Inc.	8,230	$300,889
Hanesbrands, Inc.	11,718	295,880
Michael Kors Holdings Ltd. (b)	6,308	295,151
PVH Corp.	2,809	310,394
Ralph Lauren Corp.	2,988	302,206
Under Armour, Inc. -Class A (b)	4,151	160,561
Under Armour, Inc. -Class C (b)	4,172	141,264
VF Corp.	5,153	288,826
		2,095,171

Application Software–0.99%

Adobe Systems Inc. (b)	3,029	328,768
Autodesk, Inc. (b)	4,505	325,847
Citrix Systems, Inc. (b)	3,619	308,411
Intuit Inc.	2,755	303,077
salesforce.com, inc. (b)	4,058	289,457
		1,555,560

Asset Management & Custody Banks–1.91%

Affiliated Managers Group, Inc. (b)	2,090	302,423
Ameriprise Financial, Inc.	3,028	302,104
Bank of New York Mellon Corp. (The)	7,357	293,397
BlackRock, Inc.	831	301,204
Franklin Resources, Inc.	8,464	301,065
Invesco Ltd. (c)	9,783	305,914
Legg Mason, Inc.	8,802	294,691
Northern Trust Corp.	4,367	296,912
State Street Corp.	4,320	300,802
T. Rowe Price Group Inc.	4,462	296,723
		2,995,235

Auto Parts & Equipment–0.59%

BorgWarner, Inc.	8,791	309,267
Delphi Automotive PLC (United Kingdom)	4,427	315,734
Johnson Controls International PLC	6,598	307,005
		932,006

Automobile Manufacturers–0.39%

Ford Motor Co.	24,325	293,603
General Motors Co.	9,879	313,856
		607,459

Automotive Retail–0.97%

Advance Auto Parts, Inc.	1,968	293,468
AutoNation, Inc. (b)	6,385	311,013
AutoZone, Inc. (b)	416	319,630
CarMax, Inc. (b)	5,452	290,864
O’Reilly Automotive, Inc. (b)	1,082	303,079
		1,518,054

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Biotechnology–1.54%

AbbVie Inc.	4,751	$299,646
Alexion Pharmaceuticals, Inc. (b)	2,410	295,321
Amgen Inc.	1,807	301,426
Biogen Inc. (b)	1,016	318,038
Celgene Corp. (b)	2,874	300,419
Gilead Sciences, Inc.	3,858	305,245
Regeneron Pharmaceuticals, Inc. (b)	783	314,782
Vertex Pharmaceuticals Inc. (b)	3,213	280,206
		2,415,083

Brewers–0.21%

Molson Coors Brewing Co. -Class B	2,970	326,106

Broadcasting–0.81%

CBS Corp. -Class B	5,801	317,547
Discovery Communications, Inc. -Class A (b)	5,042	135,730
Discovery Communications, Inc. -Class C (b)	7,493	197,141
Scripps Networks Interactive Inc. -Class A	4,870	309,196
TEGNA Inc.	14,259	311,702
		1,271,316

Building Products–0.59%

Allegion PLC	4,506	310,508
Fortune Brands Home & Security, Inc.	5,128	297,937
Masco Corp.	9,054	310,643
		919,088

Cable & Satellite–0.39%

Charter Communications, Inc. -Class A (b)	1,139	307,496
Comcast Corp. -Class A	4,612	305,960
		613,456

Casinos & Gaming–0.19%

Wynn Resorts Ltd.	3,059	298,008

Commodity Chemicals–0.20%

LyondellBasell Industries N.V. -Class A	3,952	318,768

Communications Equipment–0.98%

Cisco Systems, Inc.	9,761	309,619
F5 Networks, Inc. (b)	2,550	317,832
Harris Corp.	3,313	303,504
Juniper Networks, Inc.	13,002	312,828
Motorola Solutions, Inc.	3,928	299,628
		1,543,411

Computer & Electronics Retail–0.20%

Best Buy Co., Inc.	8,167	311,816

Construction & Engineering–0.61%

Fluor Corp.	6,095	312,795
Jacobs Engineering Group, Inc. (b)	6,004	310,527
Quanta Services, Inc. (b)	11,893	332,885
		956,207

Construction Machinery & Heavy Trucks–0.62%

Caterpillar Inc.	3,727	330,846
Cummins Inc.	2,577	330,242

	Shares	Value

Construction Machinery & Heavy Trucks–(continued)

PACCAR Inc.	5,391	$316,883
		977,971

Construction Materials–0.40%

Martin Marietta Materials, Inc.	1,720	308,069
Vulcan Materials Co.	2,791	317,421
		625,490

Consumer Electronics–0.39%

Garmin Ltd.	6,347	305,354
Harman International Industries, Inc.	3,721	314,239
		619,593

Consumer Finance–0.96%

American Express Co.	4,624	296,121
Capital One Financial Corp.	4,203	301,902
Discover Financial Services	5,126	289,875
Navient Corp.	21,164	306,243
Synchrony Financial	11,183	313,124
		1,507,265

Copper–0.20%

Freeport-McMoRan Inc.	29,324	318,459

Data Processing & Outsourced Services–2.34%

Alliance Data Systems Corp. (b)	1,442	309,352
Automatic Data Processing, Inc.	3,477	306,671
Fidelity National Information Services, Inc.	3,880	298,876
Fiserv, Inc. (b)	3,002	298,609
Global Payments Inc.	4,090	313,949
MasterCard, Inc. -Class A	3,067	312,129
Paychex, Inc.	5,079	293,922
PayPal Holdings, Inc. (b)	7,923	324,605
Total System Services, Inc.	6,135	289,265
Visa Inc. -Class A	3,690	305,163
Western Union Co. (The)	14,513	302,161
Xerox Corp.	31,403	318,112
		3,672,814

Department Stores–0.60%

Kohl’s Corp.	7,020	307,125
Macy’s, Inc.	8,487	314,443
Nordstrom, Inc.	6,058	314,289
		935,857

Distillers & Vintners–0.40%

Brown-Forman Corp. -Class B	6,606	313,389
Constellation Brands, Inc. -Class A	1,854	308,672
		622,061

Distributors–0.39%

Genuine Parts Co.	3,104	311,797
LKQ Corp. (b)	8,626	305,878
		617,675

Diversified Banks–1.14%

Bank of America Corp.	19,133	299,432
Citigroup Inc.	6,383	301,469

See accompanying notes which are an integral part of this schedule.

                                  Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Diversified Banks–(continued)

Comerica Inc.	6,517	$308,384
JPMorgan Chase & Co.	4,518	300,854
U.S. Bancorp	6,936	297,485
Wells Fargo & Co.	6,180	273,650
		1,781,274

Diversified Chemicals–0.57%

Dow Chemical Co. (The)	5,644	292,529
E. I. du Pont de Nemours and Co.	4,380	293,329
Eastman Chemical Co.	4,655	315,050
		900,908

Diversified Support Services–0.19%

Cintas Corp.	2,645	297,827

Drug Retail–0.37%

CVS Health Corp.	3,289	292,688
Walgreens Boots Alliance, Inc.	3,631	292,731
		585,419

Electric Utilities–2.72%

Alliant Energy Corp.	8,106	310,541
American Electric Power Co., Inc.	4,726	303,456
Duke Energy Corp.	3,863	309,195
Edison International	4,217	304,678
Entergy Corp.	3,882	297,866
Eversource Energy	5,655	306,388
Exelon Corp.	9,016	300,143
FirstEnergy Corp.	9,226	305,196
NextEra Energy, Inc.	2,491	304,699
PG&E Corp.	4,950	302,791
Pinnacle West Capital Corp.	4,072	309,431
PPL Corp.	8,954	309,540
Southern Co. (The)	5,919	303,645
Xcel Energy, Inc.	7,384	303,778
		4,271,347

Electrical Components & Equipment–1.00%

Acuity Brands, Inc.	1,151	304,555
AMETEK, Inc.	6,302	301,109
Eaton Corp. PLC	4,737	311,268
Emerson Electric Co.	5,920	322,699
Rockwell Automation, Inc.	2,676	327,382
		1,567,013

Electronic Components–0.41%

Amphenol Corp. -Class A	4,913	318,952
Corning Inc.	13,456	318,234
		637,186

Electronic Equipment & Instruments–0.20%

FLIR Systems, Inc.	9,809	308,199

Electronic Manufacturing Services–0.20%

TE Connectivity Ltd. (Switzerland)	4,938	317,908

Environmental & Facilities Services–0.58%

Republic Services, Inc.	6,080	306,736
Stericycle, Inc. (b)	3,669	294,034

	Shares	Value

Environmental & Facilities Services–(continued)

Waste Management, Inc.	4,799	$305,984
		906,754

Fertilizers & Agricultural Chemicals–0.75%

CF Industries Holdings, Inc.	12,046	293,320
FMC Corp.	6,712	324,458
Monsanto Co.	2,819	288,102
Mosaic Co. (The)	11,149	272,705
		1,178,585

Financial Exchanges & Data–0.95%

CME Group Inc. -Class A	2,839	296,732
Intercontinental Exchange, Inc.	1,066	287,138
Moody’s Corp.	2,823	305,675
Nasdaq, Inc.	4,365	294,812
S&P Global Inc.	2,463	311,717
		1,496,074

Food Distributors–0.19%

Sysco Corp.	6,066	297,295

Food Retail–0.37%

Kroger Co. (The)	9,557	283,652
Whole Foods Market, Inc.	10,529	298,497
		582,149

Footwear–0.18%

NIKE, Inc. -Class B	5,470	287,995

General Merchandise Stores–0.57%

Dollar General Corp.	4,266	298,577
Dollar Tree, Inc. (b)	3,689	291,173
Target Corp.	4,359	299,376
		889,126

Gold–0.19%

Newmont Mining Corp.	7,663	301,079

Health Care Distributors–0.95%

AmerisourceBergen Corp.	3,530	285,153
Cardinal Health, Inc.	3,821	296,892
Henry Schein, Inc. (b)	1,895	308,847
McKesson Corp.	1,709	284,976
Patterson Cos. Inc.	6,688	307,247
		1,483,115

Health Care Equipment–2.80%

Abbott Laboratories	7,343	310,535
Baxter International Inc.	6,651	316,588
Becton, Dickinson and Co.	1,760	316,325
Boston Scientific Corp. (b)	12,855	305,949
C.R. Bard, Inc.	1,409	316,011
Danaher Corp.	3,930	308,073
Edwards Lifesciences Corp. (b)	2,627	316,711
Hologic, Inc. (b)	8,104	314,678
Intuitive Surgical, Inc. (b)	445	322,549
Medtronic PLC	3,553	306,979

See accompanying notes which are an integral part of this schedule.

                                  Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Health Care Equipment–(continued)

St. Jude Medical, Inc.	3,859	$307,794
Stryker Corp.	2,723	316,984
Varian Medical Systems, Inc. (b)	3,215	319,989
Zimmer Biomet Holdings, Inc.	2,403	312,438
		4,391,603

Health Care Facilities–0.39%

HCA Holdings, Inc. (b)	3,965	299,873
Universal Health Services, Inc. -Class B	2,506	308,789
		608,662

Health Care REIT’s–0.58%

HCP, Inc.	7,898	299,729
Ventas, Inc.	4,373	308,865
Welltower Inc.	4,102	306,707
		915,301

Health Care Services–0.79%

DaVita Inc. (b)	4,731	312,577
Express Scripts Holding Co. (b)	4,233	298,554
Laboratory Corp. of America Holdings (b)	2,229	306,443
Quest Diagnostics Inc.	3,721	314,908
		1,232,482

Health Care Supplies–0.39%

Cooper Cos., Inc. (The)	1,695	303,846
DENTSPLY SIRONA Inc.	5,101	303,152
		606,998

Health Care Technology–0.19%

Cerner Corp. (b)	4,839	298,808

Home Entertainment Software–0.41%

Activision Blizzard, Inc.	7,121	315,460
Electronic Arts Inc. (b)	3,771	322,044
		637,504

Home Furnishings–0.37%

Leggett & Platt, Inc.	6,094	277,764
Mohawk Industries, Inc. (b)	1,479	296,303
		574,067

Home Improvement Retail–0.39%

Home Depot, Inc. (The)	2,356	303,170
Lowe’s Cos., Inc.	4,196	302,993
		606,163

Homebuilding–0.56%

D.R. Horton, Inc.	9,964	300,913
Lennar Corp. -Class A	6,664	282,154
PulteGroup Inc.	15,027	301,141
		884,208

Homefurnishing Retail–0.19%

Bed Bath & Beyond Inc.	6,925	298,537

	Shares	Value

Hotel and Resort REIT’s–0.18%

Host Hotels & Resorts Inc.	18,590	$289,446

Hotels, Resorts & Cruise Lines–0.81%

Carnival Corp.	6,786	331,292
Marriott International Inc. -Class A	4,484	301,908
Royal Caribbean Cruises Ltd.	4,564	342,072
Wyndham Worldwide Corp.	4,502	303,120
		1,278,392

Household Appliances–0.19%

Whirlpool Corp.	1,805	292,699

Household Products–0.99%

Church & Dwight Co., Inc.	6,354	304,483
Clorox Co. (The)	2,449	306,566
Colgate-Palmolive Co.	4,249	315,021
Kimberly-Clark Corp.	2,448	308,791
Procter & Gamble Co. (The)	3,491	313,317
		1,548,178

Housewares & Specialties–0.20%

Newell Brands, Inc.	5,974	314,591

Human Resource & Employment Services–0.19%

Robert Half International, Inc.	8,073	305,644

Hypermarkets & Super Centers–0.39%

Costco Wholesale Corp.	1,997	304,562
Wal-Mart Stores, Inc.	4,283	308,890
		613,452

Independent Power Producers & Energy Traders–0.39%

AES Corp. (The)	24,424	313,848
NRG Energy, Inc.	25,962	291,034
		604,882

Industrial Conglomerates–0.78%

3M Co.	1,714	302,058
General Electric Co.	10,001	296,230
Honeywell International Inc.	2,687	313,277
Roper Technologies, Inc.	1,718	313,484
		1,225,049

Industrial Gases–0.39%

Air Products and Chemicals, Inc.	1,986	298,575
Praxair, Inc.	2,564	309,808
		608,383

Industrial Machinery–2.01%

Dover Corp.	4,361	321,144
Flowserve Corp.	6,512	314,139
Fortive Corp.	5,948	302,753
Illinois Tool Works Inc.	2,600	311,584
Ingersoll-Rand PLC	4,772	324,209
Parker-Hannifin Corp.	2,492	312,821
Pentair PLC (United Kingdom)	5,028	322,999
Snap-on Inc.	2,040	309,998
Stanley Black & Decker Inc.	2,515	309,295

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Industrial Machinery–(continued)

Xylem, Inc.	6,189	$324,613
		3,153,555

Industrial REIT’s–0.20%

Prologis, Inc.	5,827	311,978

Insurance Brokers–0.80%

Aon PLC	2,763	310,810
Arthur J. Gallagher & Co.	6,124	311,528
Marsh & McLennan Cos., Inc.	4,563	306,862
Willis Towers Watson PLC	2,467	327,543
		1,256,743

Integrated Oil & Gas–0.57%

Chevron Corp.	2,973	305,981
Exxon Mobil Corp.	3,467	302,600
Occidental Petroleum Corp.	3,956	288,471
		897,052

Integrated Telecommunication Services–0.75%

AT&T Inc. (d)	7,583	307,945
CenturyLink Inc.	10,809	296,491
Frontier Communications Corp.	66,043	274,739
Verizon Communications Inc.	5,811	302,056
		1,181,231

Internet & Direct Marketing Retail–1.00%

Amazon.com, Inc. (b)(d)	396	331,575
Expedia, Inc.	2,709	316,195
Netflix Inc. (b)	3,119	307,377
Priceline Group Inc. (The) (b)	212	311,956
TripAdvisor Inc. (b)	4,879	308,255
		1,575,358

Internet Software & Services–1.17%

Akamai Technologies, Inc. (b)	5,735	303,898
Alphabet Inc. -Class A (b)	194	155,988
Alphabet Inc. -Class C (b)	194	150,794
eBay Inc. (b)	9,443	310,675
Facebook Inc. -Class A (b)	2,368	303,743
VeriSign, Inc. (b)	4,022	314,681
Yahoo! Inc. (b)	7,015	302,346
		1,842,125

Investment Banking & Brokerage–0.79%

Charles Schwab Corp. (The)	9,825	310,176
E*TRADE Financial Corp. (b)	11,343	330,308
Goldman Sachs Group, Inc. (The)	1,786	288,028
Morgan Stanley	9,532	305,596
		1,234,108

IT Consulting & Other Services–0.97%

Accenture PLC -Class A	2,727	333,157
Cognizant Technology Solutions Corp. -Class A (b)	5,452	260,115
CSRA Inc.	11,494	309,189
International Business Machines Corp.	1,941	308,328

	Shares	Value

IT Consulting & Other Services–(continued)

Teradata Corp. (b)	10,108	$313,348
		1,524,137

Leisure Products–0.37%

Hasbro, Inc.	3,767	298,836
Mattel, Inc.	9,521	288,296
		587,132

Life & Health Insurance–1.36%

Aflac, Inc.	4,159	298,907
Lincoln National Corp.	6,411	301,189
MetLife, Inc.	6,867	305,101
Principal Financial Group, Inc.	6,225	320,650
Prudential Financial, Inc.	3,803	310,515
Torchmark Corp.	4,678	298,877
Unum Group	8,518	300,771
		2,136,010

Life Sciences Tools & Services–1.24%

Agilent Technologies, Inc.	6,709	315,927
Illumina, Inc. (b)	1,826	331,711
Mettler-Toledo International Inc. (b)	774	324,948
PerkinElmer, Inc.	5,708	320,276
Thermo Fisher Scientific, Inc.	2,095	333,231
Waters Corp. (b)	1,992	315,712
		1,941,805

Managed Health Care–1.16%

Aetna Inc.	2,605	300,747
Anthem, Inc.	2,372	297,235
Centene Corp. (b)	4,504	301,588
Cigna Corp.	2,343	305,340
Humana Inc.	1,705	301,598
UnitedHealth Group Inc.	2,253	315,420
		1,821,928

Metal & Glass Containers–0.41%

Ball Corp.	3,870	317,146
Owens-Illinois, Inc. (b)	17,307	318,276
		635,422

Motorcycle Manufacturers–0.20%

Harley-Davidson, Inc.	5,954	313,121

Movies & Entertainment–0.79%

Time Warner Inc.	3,910	311,275
Twenty-First Century Fox, Inc. -Class A	8,700	210,714
Twenty-First Century Fox, Inc. -Class B	3,983	98,540
Viacom Inc. -Class B	8,104	308,762
Walt Disney Co. (The)	3,257	302,445
		1,231,736

Multi-Line Insurance–0.78%

American International Group, Inc.	5,132	304,533
Assurant, Inc.	3,374	311,251
Hartford Financial Services Group, Inc. (The)	7,336	314,128
Loews Corp.	7,307	300,683
		1,230,595

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Multi-Sector Holdings–0.38%

Berkshire Hathaway Inc. -Class B (b)	2,053	$296,597
Leucadia National Corp.	15,866	302,089
		598,686

Multi-Utilities–2.17%

Ameren Corp.	6,265	308,113
CenterPoint Energy, Inc.	13,319	309,400
CMS Energy Corp.	7,290	306,253
Consolidated Edison, Inc.	4,128	310,838
Dominion Resources, Inc.	4,153	308,443
DTE Energy Co.	3,308	309,860
NiSource Inc.	12,886	310,681
Public Service Enterprise Group Inc.	7,322	306,572
SCANA Corp.	4,361	315,606
Sempra Energy	2,925	313,531
WEC Energy Group, Inc.	5,096	305,149
		3,404,446

Office REIT’s–0.58%

Boston Properties, Inc.	2,226	303,381
SL Green Realty Corp.	2,712	293,167
Vornado Realty Trust	3,027	306,363
		902,911

Office Services & Supplies–0.20%

Pitney Bowes Inc.	16,937	307,576

Oil & Gas Drilling–0.42%

Helmerich & Payne, Inc.	5,033	338,721
Transocean Ltd. (b)	30,636	326,580
		665,301

Oil & Gas Equipment & Services–1.02%

Baker Hughes Inc.	6,127	309,230
FMC Technologies, Inc. (b)	10,875	322,661
Halliburton Co.	7,179	322,194
National Oilwell Varco Inc.	9,084	333,746
Schlumberger Ltd.	3,882	305,280
		1,593,111

Oil & Gas Exploration & Production–3.49%

Anadarko Petroleum Corp.	5,212	330,232
Apache Corp.	5,069	323,757
Cabot Oil & Gas Corp.	11,556	298,145
Chesapeake Energy Corp. (b)	39,522	247,803
Cimarex Energy Co.	2,305	309,723
Concho Resources Inc. (b)	2,307	316,866
ConocoPhillips	7,128	309,854
Devon Energy Corp.	6,944	306,300
EOG Resources, Inc.	3,249	314,211
EQT Corp.	4,151	301,446
Hess Corp.	6,032	323,436
Marathon Oil Corp.	19,218	303,837
Murphy Oil Corp.	10,778	327,651
Newfield Exploration Co. (b)	6,762	293,876
Noble Energy, Inc.	8,346	298,286
Pioneer Natural Resources Co.	1,667	309,478
Range Resources Corp.	7,129	276,249

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Southwestern Energy Co. (b)	20,458	$283,139
		5,474,289

Oil & Gas Refining & Marketing–0.76%

Marathon Petroleum Corp.	7,129	289,366
Phillips 66	3,867	311,487
Tesoro Corp.	3,805	302,726
Valero Energy Corp.	5,483	290,599
		1,194,178

Oil & Gas Storage & Transportation–0.79%

Kinder Morgan Inc.	13,614	314,892
ONEOK, Inc.	6,169	317,025
Spectra Energy Corp.	7,036	300,789
Williams Cos., Inc. (The)	10,024	308,037
		1,240,743

Packaged Foods & Meats–2.36%

Campbell Soup Co.	5,480	299,756
ConAgra Foods, Inc.	6,951	327,462
General Mills, Inc.	4,629	295,700
Hershey Co. (The)	3,130	299,228
Hormel Foods Corp.	8,362	317,171
JM Smucker Co. (The)	2,214	300,085
Kellogg Co.	3,904	302,443
Kraft Heinz Co. (The)	3,502	313,464
McCormick & Co., Inc.	3,130	312,750
Mead Johnson Nutrition Co.	3,881	306,638
Mondelez International, Inc. -Class A	7,155	314,104
Tyson Foods, Inc. -Class A	4,167	311,150
		3,699,951

Paper Packaging–0.78%

Avery Dennison Corp.	3,997	310,927
International Paper Co.	6,311	302,802
Sealed Air Corp.	6,626	303,603
WestRock Co.	6,477	314,005
		1,231,337

Personal Products–0.41%

Coty, Inc. -Class A (b)	14,641	344,064
Estee Lauder Cos. Inc. (The) -Class A	3,438	304,469
		648,533

Pharmaceuticals–2.10%

Allergan PLC (b)	1,273	293,184
Bristol-Myers Squibb Co.	5,410	291,707
Eli Lilly and Co.	3,849	308,921
Endo International PLC (b)	15,031	302,875
Johnson & Johnson	2,546	300,759
Mallinckrodt PLC (b)	4,121	287,563
Merck & Co., Inc.	4,819	300,754
Mylan N.V. (b)	7,549	287,768
Perrigo Co. PLC	3,393	313,276
Pfizer Inc.	8,831	299,106
Zoetis Inc.	5,975	310,760
		3,296,673

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Property & Casualty Insurance–1.15%

Allstate Corp. (The) (d)	4,431	$306,537
Chubb Ltd.	2,422	304,324
Cincinnati Financial Corp.	3,988	300,775
Progressive Corp. (The)	9,639	303,628
Travelers Cos., Inc. (The)	2,630	301,267
XL Group Ltd. (Ireland)	8,781	295,305
		1,811,836

Publishing–0.20%

News Corp. -Class A	17,028	238,051
News Corp. -Class B	5,359	76,205
		314,256

Railroads–0.81%

CSX Corp.	10,798	329,339
Kansas City Southern	3,231	301,517
Norfolk Southern Corp.	3,316	321,851
Union Pacific Corp.	3,232	315,217
		1,267,924

Real Estate Services–0.19%

CBRE Group, Inc. -Class A (b)	10,805	302,324

Regional Banks–2.11%

BB&T Corp.	7,883	297,347
Citizens Financial Group, Inc.	12,138	299,930
Fifth Third Bancorp	15,110	309,151
Huntington Bancshares Inc.	30,543	301,154
KeyCorp	24,563	298,932
M&T Bank Corp.	2,571	298,493
People’s United Financial Inc.	18,728	296,277
PNC Financial Services Group, Inc. (The)	3,348	301,621
Regions Financial Corp.	30,636	302,377
SunTrust Banks, Inc.	6,965	305,067
Zions Bancorp.	9,850	305,547
		3,315,896

Research & Consulting Services–0.78%

Dun & Bradstreet Corp. (The)	2,264	309,308
Equifax Inc.	2,287	307,784
Nielsen Holdings PLC	5,790	310,170
Verisk Analytics, Inc. -Class A (b)	3,656	297,160
		1,224,422

Residential REIT’s–0.99%

Apartment Investment & Management Co. -Class A	6,870	315,402
AvalonBay Communities, Inc.	1,774	315,488
Equity Residential	4,795	308,463
Essex Property Trust, Inc.	1,363	303,540
UDR, Inc.	8,770	315,632
		1,558,525

Restaurants–0.97%

Chipotle Mexican Grill, Inc. (b)	705	298,567
Darden Restaurants, Inc.	4,900	300,468
McDonald’s Corp.	2,627	303,051

	Shares	Value

Restaurants–(continued)

Starbucks Corp.	5,540	$299,936
Yum! Brands, Inc.	3,461	314,293
		1,516,315

Retail REIT’s–1.15%

Federal Realty Investment Trust	1,948	299,856
General Growth Properties, Inc.	10,676	294,657
Kimco Realty Corp.	10,398	301,022
Macerich Co. (The)	3,761	304,152
Realty Income Corp.	4,703	314,772
Simon Property Group, Inc.	1,427	295,403
		1,809,862

Semiconductor Equipment–0.59%

Applied Materials, Inc.	10,434	314,585
KLA-Tencor Corp.	4,337	302,332
Lam Research Corp.	3,302	312,733
		929,650

Semiconductors–2.69%

Analog Devices, Inc.	5,050	325,473
Broadcom Ltd. (Singapore)	1,872	322,957
First Solar, Inc. (b)	8,110	320,264
Intel Corp.	8,497	320,762
Linear Technology Corp.	5,218	309,375
Microchip Technology Inc.	5,145	319,710
Micron Technology, Inc. (b)	17,915	318,529
NVIDIA Corp.	5,059	346,643
Qorvo, Inc. (b)	5,738	319,836
QUALCOMM, Inc.	4,975	340,787
Skyworks Solutions, Inc.	4,514	343,696
Texas Instruments Inc.	4,516	316,933
Xilinx, Inc.	5,782	314,194
		4,219,159

Soft Drinks–0.78%

Coca-Cola Co. (The)	7,124	301,488
Dr Pepper Snapple Group, Inc.	3,351	305,980
Monster Beverage Corp. (b)	2,040	299,492
PepsiCo, Inc.	2,893	314,671
		1,221,631

Specialized Consumer Services–0.20%

H&R Block, Inc.	13,725	317,734

Specialized REIT’s–1.56%

American Tower Corp.	2,719	308,144
Crown Castle International Corp.	3,243	305,523
Digital Realty Trust, Inc.	3,127	303,694
Equinix, Inc.	829	298,647
Extra Space Storage Inc.	3,768	299,217
Iron Mountain Inc.	8,271	310,411
Public Storage	1,377	307,264
Weyerhaeuser Co.	9,935	317,324
		2,450,224

Specialty Chemicals–1.00%

Albemarle Corp.	3,920	335,121
Ecolab Inc.	2,536	308,682

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Specialty Chemicals–(continued)

International Flavors & Fragrances Inc.	2,234	$319,395
PPG Industries, Inc.	2,985	308,529
Sherwin-Williams Co. (The)	1,097	303,496
		1,575,223

Specialty Stores–0.97%

Signet Jewelers Ltd.	3,916	291,859
Staples, Inc.	35,347	302,217
Tiffany & Co.	4,476	325,092
Tractor Supply Co.	4,401	296,407
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	1,261	300,093
		1,515,668

Steel–0.20%

Nucor Corp.	6,430	317,963

Systems Software–0.99%

CA, Inc.	9,106	301,241
Microsoft Corp.	5,357	308,563
Oracle Corp.	7,523	295,503
Red Hat, Inc. (b)	4,168	336,899
Symantec Corp.	12,296	308,630
		1,550,836

Technology Hardware, Storage & Peripherals–1.25%

Apple Inc.	2,919	329,993
Hewlett Packard Enterprise Co.	14,395	327,486
HP Inc.	21,404	332,404
NetApp, Inc.	8,787	314,751
Seagate Technology PLC	8,344	321,661
Western Digital Corp.	5,836	341,231
		1,967,526

Tires & Rubber–0.20%

Goodyear Tire & Rubber Co. (The)	9,951	321,417

Tobacco–0.57%

Altria Group, Inc.	4,737	299,520
Philip Morris International Inc.	3,086	300,021
Reynolds American Inc.	6,386	301,100
		900,641

Trading Companies & Distributors–0.59%

Fastenal Co.	7,423	310,133
United Rentals, Inc. (b)	3,865	303,364
W.W. Grainger, Inc.	1,353	304,208
		917,705

Trucking–0.40%

J.B. Hunt Transport Services, Inc.	3,868	313,850
Ryder System, Inc.	4,636	305,744
		619,594

	Shares	Value

Water Utilities–0.20%

American Water Works Co., Inc.	4,154	$310,885
Total Common Stocks & Other Equity Interests (Cost $111,510,439)		153,632,269

Money Market Funds–1.58%

Government & Agency Portfolio –Institutional Class, 0.31% (e)	1,489,409	1,489,409
Treasury Portfolio –Institutional Class, 0.23% (e)	992,939	992,939
Total Money Market Funds (Cost $2,482,348)		2,482,348
TOTAL INVESTMENTS–99.48% (Cost $113,992,787)		156,114,617
OTHER ASSETS LESS LIABILITIES–0.52%		823,719
NET ASSETS–100.00%		$156,938,336

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 3.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 4.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco V.I. Equally-Weighted S&P 500 Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

                                 Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$156,114,617	$—	$—	$156,114,617
Futures Contracts*	13,092	—	—	13,092
Total Investments	$156,127,709	$—	$—	$156,127,709

* Unrealized appreciation.

NOTE 3 -- Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the nine months ended September 30, 2016.

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 09/30/2016	Dividend Income
Invesco Ltd.	$ 138,708	$ 161,183	$ (21,438)	$ 30,143	$ (2,682)	$ 305,914	$ 5,253

NOTE 4 -- Derivative Investments

Open Futures Contracts - Equity Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	Long	24	December-2016	$ 2,592,480	$ 13,092

                                  Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $94,275,264 and $16,862,738, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$41,785,298
Aggregate unrealized (depreciation) of investment securities	(841,024)
Net unrealized appreciation of investment securities	$40,944,274

Cost of investments for tax purposes is $115,170,343.

                                  Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Equity and Income Fund Quarterly Schedule of Portfolio Holdings September 30, 2016

invesco.com/us	VK-VIEQI-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–63.69%

Aerospace & Defense–0.90%

General Dynamics Corp.	80,043	$12,419,472

Agricultural Products–0.41%

Archer-Daniels-Midland Co.	135,371	5,708,595

Application Software–0.66%

Citrix Systems, Inc. (b)	107,248	9,139,675

Asset Management & Custody Banks–1.61%

Northern Trust Corp.	131,510	8,941,365
State Street Corp.	191,702	13,348,210
		22,289,575

Auto Parts & Equipment–0.72%

Johnson Controls International PLC	214,835	9,996,273

Automobile Manufacturers–0.70%

General Motors Co.	303,529	9,643,116

Biotechnology–0.69%

Amgen Inc.	57,282	9,555,210

Broadcasting–0.20%

CBS Corp. -Class B	49,822	2,727,256

Cable & Satellite–1.64%

Charter Communications, Inc. -Class A (b)	30,948	8,355,032
Comcast Corp. -Class A	215,207	14,276,832
		22,631,864

Communications Equipment–1.95%

Cisco Systems, Inc.	512,530	16,257,452
Juniper Networks, Inc.	442,853	10,655,043
		26,912,495

Construction Machinery & Heavy Trucks–0.89%

Caterpillar Inc.	138,801	12,321,365

Data Processing & Outsourced Services–0.67%

PayPal Holdings, Inc. (b)	225,400	9,234,638

Diversified Banks–8.52%

Bank of America Corp.	1,778,620	27,835,403
Citigroup Inc.	829,791	39,191,029
Comerica Inc.	190,438	9,011,526
JPMorgan Chase & Co.	626,814	41,739,544
		117,777,502

Diversified Metals & Mining–0.51%

BHP Billiton Ltd. (Australia)	403,730	6,986,378

Drug Retail–1.14%

Walgreens Boots Alliance, Inc.	195,994	15,801,036

	Shares	Value

Electric Utilities–0.90%

FirstEnergy Corp.	142,239	$4,705,266
PG&E Corp.	126,222	7,721,000
		12,426,266

Fertilizers & Agricultural Chemicals–1.20%

Agrium Inc. (Canada)	63,078	5,720,544
Mosaic Co. (The)	443,303	10,843,191
		16,563,735

Financial Exchanges & Data–0.81%

CME Group Inc. -Class A	55,235	5,773,162
Thomson Reuters Corp.	132,224	5,469,009
		11,242,171

General Merchandise Stores–0.64%

Target Corp.	128,848	8,849,281

Health Care Equipment–1.73%

Baxter International Inc.	223,350	10,631,460
Medtronic PLC	152,740	13,196,736
		23,828,196

Health Care Services–0.45%

Express Scripts Holding Co. (b)	87,822	6,194,086

Home Improvement Retail–0.42%

Kingfisher PLC (United Kingdom)	1,194,089	5,834,251

Hotels, Resorts & Cruise Lines–1.34%

Carnival Corp.	380,392	18,570,737

Industrial Conglomerates–1.15%

General Electric Co.	537,244	15,913,167

Industrial Machinery–0.67%

Ingersoll-Rand PLC	136,213	9,254,311

Insurance Brokers–1.95%

Aon PLC	97,482	10,965,750
Marsh & McLennan Cos., Inc.	109,187	7,342,826
Willis Towers Watson PLC	64,858	8,611,197
		26,919,773

Integrated Oil & Gas–3.20%

Exxon Mobil Corp.	95,351	8,322,235
Occidental Petroleum Corp.	123,301	8,991,109
Royal Dutch Shell PLC -Class A (United Kingdom)	681,206	16,902,178
TOTAL S.A. (France)	211,144	10,002,244
		44,217,766

Integrated Telecommunication Services–0.72%

Orange S.A. (France)	142,504	2,229,940
Verizon Communications Inc.	149,174	7,754,065
		9,984,005

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Equity and Income Fund

	Shares	Value

Internet Software & Services–0.85%

eBay Inc. (b)	356,638	$11,733,390

Investment Banking & Brokerage–2.95%

Charles Schwab Corp. (The)	299,922	9,468,538
Goldman Sachs Group, Inc. (The)	55,860	9,008,542
Morgan Stanley	693,934	22,247,524
		40,724,604

Managed Health Care–0.77%

Anthem, Inc.	50,559	6,335,548
UnitedHealth Group Inc.	30,986	4,338,040
		10,673,588

Movies & Entertainment–0.56%

Time Warner Inc.	97,863	7,790,873

Oil & Gas Equipment & Services–1.26%

Baker Hughes Inc.	261,226	13,184,076
Weatherford International PLC (b)	757,558	4,257,476
		17,441,552

Oil & Gas Exploration & Production–3.97%

Apache Corp.	352,880	22,538,446
Canadian Natural Resources Ltd. (Canada)	428,768	13,710,377
Devon Energy Corp.	421,659	18,599,378
		54,848,201

Other Diversified Financial Services–0.39%

Voya Financial, Inc.	184,992	5,331,469

Packaged Foods & Meats–0.79%

Mondelez International, Inc. -Class A	249,794	10,965,957

Pharmaceuticals–4.36%

Eli Lilly and Co.	93,586	7,511,212
Merck & Co., Inc.	314,011	19,597,427
Novartis AG (Switzerland)	102,933	8,095,616
Pfizer Inc.	487,757	16,520,330
Sanofi (France)	111,074	8,462,980
		60,187,565

Railroads–0.76%

CSX Corp.	345,326	10,532,443

Regional Banks–4.36%

BB&T Corp.	194,937	7,353,024
Citizens Financial Group, Inc.	674,450	16,665,659
Fifth Third Bancorp	647,023	13,238,090
First Horizon National Corp.	486,542	7,410,035
PNC Financial Services Group, Inc. (The)	172,642	15,553,318
		60,220,126

Semiconductor Equipment–0.77%
Applied Materials, Inc.	353,551	10,659,563

Semiconductors–2.07%

Intel Corp.	336,105	12,687,964

	Shares	Value

Semiconductors–(continued)%

QUALCOMM, Inc.	231,990	$15,891,315
		28,579,279

Systems Software–2.17%

Microsoft Corp.	234,589	13,512,326
Oracle Corp.	419,899	16,493,633
		30,005,959

Tobacco–0.73%

Philip Morris International Inc.	103,258	10,038,743

Wireless Telecommunication Services–0.54%

Vodafone Group PLC -ADR (United Kingdom)	253,356	7,385,327
Total Common Stocks & Other Equity Interests (Cost $694,454,986)		880,060,834

	Principal Amount

Bonds and Notes–20.28%

Advertising–0.03%

Interpublic Group of Cos., Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/2017	$370,000	372,337

Aerospace & Defense–0.11%

BAE Systems Holdings Inc. (United Kingdom), Sr. Unsec. Gtd. Notes, 2.85%, 12/15/2020(c)	288,000	294,574
Northrop Grumman Corp., Sr. Unsec. Global Notes, 3.85%, 04/15/2045	190,000	197,249
Precision Castparts Corp., Sr. Unsec. Global Notes, 1.25%, 01/15/2018	590,000	590,682
2.50%, 01/15/2023	365,000	376,740
		1,459,245

Agricultural & Farm Machinery–0.10%

Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/2022	1,275,000	1,324,902

Agricultural Products–0.02%

Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/2037	255,000	329,376

Air Freight & Logistics–0.12%

FedEx Corp., Sr. Unsec. Gtd. Bonds, 4.90%, 01/15/2034	440,000	505,473
Sr. Unsec. Gtd. Notes, 5.10%, 01/15/2044	910,000	1,084,754
		1,590,227

Airlines–0.16%

American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.70%, 04/01/2028	411,026	432,862

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Airlines–(continued)

Continental Airlines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.75%, 01/12/2021	$218,264	$234,498
Series 2012-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.15%, 04/11/2024	434,695	465,668
Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 6.20%, 01/02/2020	120,118	128,106
United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.75%, 09/03/2026	513,566	541,491
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 04/23/2025(c)	443,119	460,013
		2,262,638

Apparel Retail–0.03%

Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/2024	358,000	381,429

Application Software–0.45%

Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/2019	4,600,000	5,223,875
Nuance Communications, Inc., Sr. Unsec. Conv. Notes, 1.00%, 12/15/2022(c)(d)	1,090,000	953,750
		6,177,625

Asset Management & Custody Banks–0.15%

Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(c)	425,000	439,423
4.40%, 05/27/2026(c)	838,000	886,761
Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	460,000	473,954
KKR Group Finance Co. III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/2044(c)	315,000	323,297
		2,123,435

Automobile Manufacturers–0.19%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 01/11/2018(c)	555,000	558,586
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 3.10%, 05/04/2023	267,000	269,348
4.13%, 08/04/2025	687,000	727,975
General Motors Co., Sr. Unsec. Global Notes, 6.60%, 04/01/2036	397,000	479,800

	Principal Amount	Value

Automobile Manufacturers–(continued)

General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/01/2026	$503,000	$553,819
		2,589,528

Automotive Retail–0.11%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/2023	660,000	715,654
5.75%, 05/01/2020	399,000	440,603
AutoZone, Inc., Sr. Unsec. Global Notes, 3.13%, 04/21/2026	369,000	378,892
		1,535,149

Biotechnology–0.65%

AbbVie Inc., Sr. Unsec. Global Notes, 1.75%, 11/06/2017	2,309,000	2,316,597
4.50%, 05/14/2035	720,000	769,447
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/2020	2,182,000	2,731,591
Celgene Corp., Sr. Unsec. Global Notes, 4.00%, 08/15/2023	485,000	527,314
4.63%, 05/15/2044	1,390,000	1,473,249
5.00%, 08/15/2045	169,000	190,137
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 3.05%, 12/01/2016	350,000	351,232
4.40%, 12/01/2021	492,000	549,568
		8,909,135

Brewers–0.33%

Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.65%, 02/01/2021	625,000	645,679
3.30%, 02/01/2023	593,000	626,160
4.70%, 02/01/2036	1,005,000	1,161,885
4.90%, 02/01/2046	1,122,000	1,340,369
Molson Coors Brewing Co., Sr. Unsec. Gtd. Global Notes, 1.45%, 07/15/2019	341,000	340,209
4.20%, 07/15/2046	395,000	414,025
		4,528,327

Broadcasting–0.58%

Liberty Media Corp., Sr. Unsec. Conv. Deb., 2.25%, 10/05/2021(c)(d)	1,538,000	1,604,326
REGS, Sr. Unsec. Conv. Notes, 1.38%, 10/15/2023(c)	6,063,000	6,350,993
		7,955,319

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Cable & Satellite–0.49%

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. First Lien Notes, 4.46%, 07/23/2022(c)	$1,065,000	$1,150,361
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/2018	445,000	476,754
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/2037	305,000	422,169
Cox Communications, Inc., Sr. Unsec. Notes, 8.38%, 03/01/2039(c)	80,000	103,904
Dish Network Corp., Sr. Unsec. Conv. Notes, 3.38%, 08/15/2026(c)	3,749,000	4,123,900
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/2020	175,000	196,406
5.95%, 04/01/2041	215,000	289,762
		6,763,256

Commodity Chemicals–0.07%

Basell Finance Co. B.V. (Netherlands), Sr. Unsec. Gtd. Deb., 8.10%, 03/15/2027(c)	745,000	995,470

Communications Equipment–0.38%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/2020(c)	1,610,000	2,159,413
Viavi Solutions Inc., Sr. Unsec. Conv. Deb., 0.63%, 08/15/2018(d)	3,098,000	3,098,000
		5,257,413

Construction & Engineering–0.11%

Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 10/01/2044	250,000	243,603
5.25%, 10/01/2054	1,321,000	1,239,905
		1,483,508

Construction Machinery & Heavy Trucks–0.13%

Caterpillar Financial Services Corp., Sr. Unsec. Notes, 1.75%, 03/24/2017	1,815,000	1,820,734

Consumer Finance–0.03%

American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/2024	336,000	351,901

Data Processing & Outsourced Services–0.27%

Blackhawk Network Holdings, Inc., Sr. Unsec. Conv. Notes, 1.50%, 01/15/2022(c)	3,061,000	2,930,907
Visa Inc., Sr. Unsec. Global Notes, 4.15%, 12/14/2035	670,000	760,858
		3,691,765

	Principal Amount	Value

Diversified Banks–1.56%

Australia and New Zealand Banking Group Ltd. (Australia), Sr. Unsec. Medium-Term Global Notes, 2.30%, 06/01/2021	$713,000	$725,136
Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/2017	975,000	1,021,602
Sr. Unsec. Medium-Term Global Notes, 3.50%, 04/19/2026	615,000	640,711
5.65%, 05/01/2018	350,000	371,533
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(c)	700,000	735,301
Citigroup Inc., Unsec. Sub. Global Notes, 5.30%, 05/06/2044	250,000	282,750
6.68%, 09/13/2043	815,000	1,082,505
Unsec. Sub. Notes, 4.75%, 05/18/2046	375,000	395,695
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/2018(c)	325,000	347,474
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 3.20%, 06/15/2026	415,000	427,114
4.50%, 01/24/2022	80,000	88,591
Unsec. Sub. Global Notes, 4.25%, 10/01/2027	345,000	372,266
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (e)	640,000	633,600
Series Z, Jr. Unsec. Sub. Global Notes, 5.30%(e)	695,000	706,294
Lloyds Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.30%, 11/27/2018	550,000	556,441
Mizuho Financial Group Cayman 3 Ltd. (Japan), Unsec. Gtd. Sub. Notes, 4.60%, 03/27/2024(c)	200,000	222,100
National Australia Bank Ltd. (Australia), Sr. Unsec. Medium-Term Global Notes, 2.00%, 01/14/2019	930,000	939,513
Sr. Unsec. Notes, 1.88%, 07/12/2021	1,730,000	1,725,209
Nordea Bank AB (Sweden), Sr. Unsec. Notes, 2.25%, 05/27/2021(c)	1,250,000	1,266,236
SMBC Aviation Capital Finance DAC (Ireland), Sr. Unsec. Gtd. Notes, 2.65%, 07/15/2021(c)	315,000	316,179
Societe Generale S.A. (France), Sr. Unsec. Notes, 2.63%, 09/16/2020(c)	890,000	915,249
Unsec. Sub. Notes, 5.00%, 01/17/2024(c)	735,000	763,905
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.05%, 01/15/2021(c)	680,000	701,048

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Diversified Banks–(continued)

Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec. Gtd. Medium-Term Global Notes, 2.65%, 07/23/2020	$715,000	$732,552
Svenska Handelsbanken AB (Sweden), Series BKNT, Sr. Unsec. Gtd. Medium-Term Notes, 1.88%, 09/07/2021	1,625,000	1,616,584
U.S. Bancorp, Series W, Unsec. Sub. Medium-Term Notes, 3.10%, 04/27/2026	295,000	305,062
Wells Fargo & Co., Sr. Unsec. Medium-Term Global Notes, 1.50%, 01/16/2018	180,000	180,265
Sr. Unsec. Medium-Term Notes, 3.55%, 09/29/2025	655,000	693,091
Sr. Unsec. Notes, 3.90%, 05/01/2045	1,060,000	1,103,140
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/2026	450,000	477,729
4.65%, 11/04/2044	1,200,000	1,266,281
		21,611,156

Diversified Capital Markets–0.12%

Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/2023(c)	686,000	744,416
Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 3.80%, 06/09/2023(c)	875,000	887,203
		1,631,619

Diversified Chemicals–0.06%

Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/2020	795,000	816,137

Diversified Metals & Mining–0.04%

Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/2028	200,000	267,797
9.00%, 05/01/2019	295,000	349,171
		616,968

Diversified REIT’s–0.04%

Spirit Realty, L.P., Sr. Unsec. Gtd. Notes, 4.45%, 09/15/2026(c)	504,000	501,839

Diversified Support Services–0.04%

Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2017	560,000	592,393

Drug Retail–0.20%

CVS Health Corp., Sr. Unsec. Global Bonds, 3.38%, 08/12/2024	375,000	397,628
CVS Pass Through Trust, Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/2028	867,468	1,001,856

	Principal Amount	Value

Drug Retail–(continued)%

Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 3.10%, 06/01/2023	$293,000	$302,205
3.30%, 11/18/2021	602,000	636,893
4.50%, 11/18/2034	444,000	476,924
		2,815,506

Electric Utilities–0.16%

Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63%(c)(e)	745,000	732,894
Sr. Unsec. Notes, 4.60%, 01/27/2020(c)	150,000	163,358
4.88%, 01/22/2044(c)	930,000	1,006,994
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/2021	200,000	229,851
PPL Electric Utilities Corp., Sr. Sec. First Mortgage Bonds, 6.25%, 05/15/2039	50,000	69,952
		2,203,049

Electrical Components & Equipment–0.18%

Eaton Corp., Sr. Unsec. Gtd. Global Notes, 1.50%, 11/02/2017	2,490,000	2,496,799

Environmental & Facilities Services–0.04%

Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/2035	469,000	503,274

Fertilizers & Agricultural Chemicals–0.02%

Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/2019	305,000	309,453

Financial Exchanges & Data–0.08%

Moody’s Corp., Sr. Unsec. Global Notes, 4.50%, 09/01/2022	935,000	1,045,793

Food Retail–0.02%

Kroger Co. (The), Sr. Unsec. Global Notes, 3.88%, 10/15/2046	226,000	228,449

General Merchandise Stores–0.03%

Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/2023	365,000	377,097

Health Care Distributors–0.08%

McKesson Corp., Sr. Unsec. Global Notes, 2.28%, 03/15/2019	1,095,000	1,117,504

Health Care Equipment–0.78%

Becton, Dickinson and Co., Sr. Unsec. Global Notes, 1.75%, 11/08/2016	345,000	345,233
3.88%, 05/15/2024	685,000	744,803
4.88%, 05/15/2044	750,000	870,969
Sr. Unsec. Notes, 2.68%, 12/15/2019	314,000	324,812

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Health Care Equipment–(continued)
Edwards Lifesciences Corp., Sr. Unsec. Global Notes, 2.88%, 10/15/2018	$731,000	$745,356
Medtronic, Inc., Sr. Unsec. Gtd. Global Notes, 3.15%, 03/15/2022	1,076,000	1,144,695
4.38%, 03/15/2035	358,000	407,965
4.63%, 03/15/2044	525,000	615,885
NuVasive, Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/15/2021(c)	1,754,000	2,227,580
Wright Medical Group N.V., Sr. Unsec. Conv. Notes, 2.25%, 11/15/2021(c)	920,000	1,200,600
Wright Medical Group, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 02/15/2020	2,063,000	2,213,857
		10,841,755

Health Care Facilities–0.46%
Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/2018	2,241,000	2,233,997
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/2020(d)	3,465,000	4,077,872
		6,311,869

Health Care REIT’s–0.09%
HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/2024	505,000	518,150
4.20%, 03/01/2024	480,000	500,694
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 5.70%, 09/30/2043	215,000	259,899
		1,278,743

Health Care Services–0.11%
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/2019	575,000	583,511
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.20%, 02/01/2022	602,000	627,765
4.70%, 02/01/2045	264,000	288,321
		1,499,597

Home Improvement Retail–0.05%
Home Depot, Inc. (The), Sr. Unsec. Global Notes, 2.00%, 04/01/2021	631,000	642,450

Homebuilding–0.07%
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	1,050,000	950,250

Hotels, Resorts & Cruise Lines–0.02%
Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/2017	335,000	336,841

Housewares & Specialties–0.06%
Newell Brands Inc., Sr. Unsec. Global Notes, 5.50%, 04/01/2046	222,000	270,800

	Principal Amount	Value

Housewares & Specialties –(continued)
Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/2021	$475,000	$518,411
		789,211

Hypermarkets & Super Centers–0.19%
Wal-Mart Stores, Inc., Sr. Unsec. Notes, 5.52%, 06/01/2017(d)(f)	2,570,000	2,667,981

Industrial Machinery–0.05%
Pentair Finance S.A. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/2021	690,000	754,412

Integrated Oil & Gas–0.33%
Chevron Corp., Sr. Unsec. Global Notes, 1.37%, 03/02/2018	1,428,000	1,437,855
1.72%, 06/24/2018	520,000	526,473
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/2022	300,000	316,516
Occidental Petroleum Corp., Sr. Unsec. Global Notes, 3.40%, 04/15/2026	365,000	386,877
Petróleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/2022	570,000	585,203
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 4.00%, 05/10/2046	897,000	917,678
Suncor Energy Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/2024	334,000	349,309
		4,519,911

Integrated Telecommunication Services–0.57%
AT&T Inc., Sr. Unsec. Global Notes, 3.00%, 06/30/2022	520,000	535,498
3.40%, 05/15/2025	289,000	297,203
3.80%, 03/15/2022	330,000	352,928
4.50%, 05/15/2035	463,000	489,783
4.80%, 06/15/2044	935,000	987,669
5.15%, 03/15/2042	90,000	99,040
5.35%, 09/01/2040	101,000	113,107
6.15%, 09/15/2034	140,000	168,927
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 1.25%, 02/14/2017	550,000	550,045
Telefonica Emisiones S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/2036	360,000	474,562
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.13%, 08/15/2046	83,000	83,579
4.40%, 11/01/2034	325,000	346,623
4.52%, 09/15/2048	1,988,000	2,116,714
5.01%, 08/21/2054	694,000	772,761
5.15%, 09/15/2023	450,000	524,871
		7,913,310

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Internet & Direct Marketing Retail–0.38%

Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Notes, 1.25%, 09/15/2019(c)(d)	$1,960,000	$1,978,375
Liberty Interactive LLC, Sr. Unsec. Conv. Deb., 1.75%, 10/05/2023(c)(d)	2,357,000	2,501,366
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	880,000	817,854
		5,297,595

Investment Banking & Brokerage–1.36%

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.25%, 07/27/2021	400,000	453,154
Unsec. Sub. Notes, 4.25%, 10/21/2025	552,000	582,197
Series 0000, Sr. Unsec. Exchangeable Basket-Linked Conv. Medium-Term Notes, 1.00%, 03/15/2017(c)(g)	3,328,000	5,070,308
1.00%, 09/28/2020(c)(h)	6,230,000	7,730,620
Jefferies Group LLC, Sr. Unsec. Conv. Deb., 3.88%, 11/01/2017(d)	3,060,000	3,113,550
Lazard Group LLC, Sr. Unsec. Global Notes, 3.75%, 02/13/2025	1,142,000	1,154,435
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/23/2025	680,000	730,982
		18,835,246

IT Consulting & Other Services–0.04%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/2022	490,000	522,919

Life & Health Insurance–0.27%

Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/2044(c)	910,000	1,000,905
Prudential Financial, Inc., Sr. Unsec. Medium-Term Notes, 5.10%, 08/15/2043	410,000	462,388
Series D, Sr. Unsec. Medium-Term Notes, 6.00%, 12/01/2017	1,565,000	1,648,812
6.63%, 12/01/2037	110,000	142,410
Reliance Standard Life Global Funding II, Sr. Sec. First Lien Notes, 3.05%, 01/20/2021(c)	465,000	476,775
		3,731,290

Managed Health Care–0.07%

Aetna Inc., Sr. Unsec. Global Notes,
3.95%, 09/01/2020	605,000	651,473
4.38%, 06/15/2046	358,000	374,878
		1,026,351

	Principal Amount	Value

Movies & Entertainment–0.09%

Live Nation Entertainment, Inc., Sr. Unsec. Conv. Bonds, 2.50%, 05/15/2019	$1,130,000	$1,229,581

Multi-Line Insurance–0.39%

American International Group, Inc., Sr. Unsec. Global Notes, 2.30%, 07/16/2019	385,000	392,504
4.38%, 01/15/2055	720,000	691,738
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/2020	325,000	369,815
Sr. Unsec. Notes, 7.35%, 11/15/2019	25,000	28,765
Farmers Exchange Capital III, Unsec. Sub. Notes, 5.45%, 10/15/2054(c)	930,000	930,541
New York Life Global Funding, Sec. Notes, 1.65%, 05/15/2017(c)	3,010,000	3,020,812
		5,434,175

Multi-Utilities–0.03%

Enable Midstream Partners, LP, Sr. Unsec. Global Notes, 2.40%, 05/15/2019	440,000	430,650
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/2019	15,000	16,472
		447,122

Office REIT’s–0.05%

Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/2024	605,000	635,774

Office Services & Supplies–0.04%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/2024	500,000	519,519

Oil & Gas Drilling–0.01%

Noble Holding International Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/2017	150,000	149,625

Oil & Gas Equipment & Services–0.30%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/2018(d)	1,126,000	1,066,181
Weatherford International Ltd., Sr. Unsec. Gtd. Conv. Notes, 5.88%, 07/01/2021	2,755,000	3,097,653
		4,163,834

Oil & Gas Exploration & Production–0.33%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 4.85%, 03/15/2021	288,000	310,513
6.60%, 03/15/2046	443,000	544,171
Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 5.50%, 09/15/2026 (c)	973,000	973,000

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 2.88%, 11/15/2021	$859,000	$884,689
4.15%, 11/15/2034	921,000	932,702
Noble Energy, Inc., Sr. Unsec. Global Notes, 5.25%, 11/15/2043	830,000	849,939
		4,495,014

Oil & Gas Storage & Transportation–0.34%

Energy Transfer Partners, L.P., Sr. Unsec. Notes, 4.90%, 03/15/2035	357,000	335,358
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Bonds, 6.45%, 09/01/2040	25,000	29,954
Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/2020	155,000	171,943
Sr. Unsec. Gtd. Notes, 2.55%, 10/15/2019	370,000	378,670
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/2019	245,000	272,719
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/2034	422,000	421,285
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/2022	355,000	361,575
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2038	120,000	149,770
Spectra Energy Partners, L.P., Sr. Unsec. Global Notes, 4.50%, 03/15/2045	536,000	541,673
Sunoco Logistics Partners Operations L.P., Sr. Unsec. Gtd. Notes, 5.30%, 04/01/2044	645,000	658,636
5.50%, 02/15/2020	535,000	588,463
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/2032	185,000	231,445
Western Gas Partners L.P., Sr. Unsec. Notes, 5.45%, 04/01/2044	600,000	604,843
		4,746,334

Other Diversified Financial Services–0.18%

Athene Global Funding, Sec. Notes, 2.88%, 10/23/2018(c)	624,000	623,031
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/2019(c)	935,000	949,937
MassMutual Global Funding II, Sec. Notes, 2.00%, 04/15/2021(c)	945,000	950,496
		2,523,464

Packaged Foods & Meats–0.22%

General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/2019	850,000	868,524
Kraft Heinz Foods Co. (The), Sr. Unsec. Gtd. Global Notes, 1.60%, 06/30/2017	1,080,000	1,082,887
2.25%, 06/05/2017	790,000	795,048

	Principal Amount	Value

Packaged Foods & Meats–(continued)

Mead Johnson Nutrition Co., Sr. Unsec. Global Notes, 4.13%, 11/15/2025	$64,000	$69,846
Tyson Foods, Inc., Sr. Unsec. Gtd. Global Bonds, 4.88%, 08/15/2034	214,000	237,901
		3,054,206

Paper Packaging–0.11%

International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/2041	245,000	289,866
Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/2023	1,139,000	1,262,212
		1,552,078

Pharmaceuticals–0.95%

Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 1.85%, 03/01/2017	909,000	911,376
4.85%, 06/15/2044	950,000	1,057,617
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 3.00%, 10/08/2021(c)	590,000	614,557
GlaxoSmithKline Capital Inc. (United Kingdom), Sr. Unsec. Gtd. Global Bonds, 5.65%, 05/15/2018	75,000	80,230
6.38%, 05/15/2038	70,000	101,706
GlaxoSmithKline Capital PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 1.50%, 05/08/2017	2,175,000	2,180,582
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	1,455,000	1,482,281
Medicines Co. (The), Sr. Unsec. Conv. Notes, 2.75%, 07/15/2023(c)	876,000	896,258
Merck Sharp & Dohme Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 06/30/2019	280,000	308,308
Mylan N.V., Sr. Unsec. Gtd. Notes, 3.15%, 06/15/2021(c)	431,000	440,139
5.25%, 06/15/2046(c)	590,000	622,724
Perrigo Co. PLC, Sr. Unsec. Global Notes, 2.30%, 11/08/2018	405,000	406,391
Perrigo Finance Unlimited Co., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/2021	200,000	207,117
Roche Holdings, Inc. (Switzerland), Sr. Unsec. Gtd. Notes, 1.35%, 09/29/2017(c)	2,775,000	2,784,799
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 2.80%, 07/21/2023	364,000	365,274
4.10%, 10/01/2046	321,000	321,572
Zoetis Inc., Sr. Unsec. Global Notes, 4.70%, 02/01/2043	365,000	386,424
		13,167,355

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Property & Casualty Insurance–0.27%

Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/2044(c)	$975,000	$1,026,633
Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/2043	385,000	419,425
Old Republic International Corp., Sr. Unsec. Conv. Notes, 3.75%, 03/15/2018	855,000	1,030,809
Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.60%, 08/01/2043	665,000	801,556
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/2022	420,000	461,913
		3,740,336

Railroads–0.31%

Burlington Northern Santa Fe, LLC, Sr. Unsec. Deb., 5.15%, 09/01/2043	1,990,000	2,489,209
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/2041	380,000	473,083
Union Pacific Corp., Sr. Unsec. Global Notes, 3.65%, 02/15/2024	101,000	110,565
Sr. Unsec. Notes, 4.15%, 01/15/2045	440,000	488,195
4.85%, 06/15/2044	570,000	698,324
		4,259,376

Regional Banks–0.10%

Citizens Financial Group, Inc., Sr. Unsec. Global Notes, 2.38%, 07/28/2021	455,000	457,375
SunTrust Banks, Inc., Unsec. Sub. Global Notes, 3.30%, 05/15/2026	945,000	965,100
		1,422,475

Reinsurance–0.06%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	780,000	854,983

Renewable Electricity–0.05%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	581,000	640,973

Research & Consulting Services–0.02%

Verisk Analytics, Inc., Sr. Unsec. Global Notes, 5.50%, 06/15/2045	220,000	237,566

Retail REIT’s–0.02%

Brixmor Operating Partnership LP, Sr. Unsec. Notes, 3.88%, 08/15/2022	325,000	341,070

Semiconductor Equipment–0.35%

Lam Research Corp., Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/2018	3,026,000	4,832,144

	Principal Amount	Value

Semiconductors–1.13%

Intel Corp., Sr. Unsec. Global Notes, 1.35%, 12/15/2017	$740,000	$742,509
Microchip Technology Inc., Sr. Unsec. Sub. Conv. Bonds, 1.63%, 02/15/2025	1,803,000	2,307,840
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(d)	3,601,000	3,218,394
NVIDIA Corp., Sr. Unsec. Conv. Bonds, 1.00%, 12/01/2018(c)	1,639,000	5,584,893
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Bonds, 1.00%, 12/01/2020	3,620,000	3,687,875
		15,541,511

Specialized Finance–0.40%

Air Lease Corp., Sr. Unsec. Global Notes, 2.63%, 09/04/2018	1,150,000	1,162,219
3.00%, 09/15/2023	649,000	642,307
4.25%, 09/15/2024	430,000	451,500
Aviation Capital Group Corp., Sr. Unsec. Notes, 2.88%, 09/17/2018(c)	745,000	758,359
4.88%, 10/01/2025(c)	735,000	796,268
National Rural Utilities Cooperative Finance Corp. (The), Sr. Unsec. Medium-Term Notes, 0.95%, 04/24/2017	1,715,000	1,714,308
		5,524,961

Specialized REIT’s–0.24%

Crown Castle International Corp., Sr. Unsec. Notes, 4.45%, 02/15/2026	615,000	679,575
Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(c)	538,000	578,809
6.11%, 01/15/2020(c)	770,000	852,743
Sovran Acquisition LP, Sr. Unsec. Gtd. Global Notes, 3.50%, 07/01/2026	1,160,000	1,186,642
		3,297,769

Systems Software–0.50%

FireEye, Inc., Series A, Sr. Unsec. Conv. Bonds, 1.00%, 06/01/2020(d)	1,085,000	1,004,303
Series B, Sr. Unsec. Conv. Bonds, 1.63%, 06/01/2022(d)	1,085,000	994,131
Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/2035	403,000	411,555
NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/2018	2,326,000	2,578,953
Oracle Corp., Sr. Unsec. Global Notes, 1.90%, 09/15/2021	1,285,000	1,288,607
4.30%, 07/08/2034	600,000	655,631
		6,933,180

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Technology Distributors–0.05%

Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	$705,000	$730,963

Technology Hardware, Storage & Peripherals–0.38%

Apple Inc., Sr. Unsec. Global Notes, 2.15%, 02/09/2022	716,000	728,354
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec. First Lien Notes, 5.45%, 06/15/2023(c)	645,000	691,853
8.35%, 07/15/2046(c)	14,000	16,857
NetApp, Inc., Sr. Unsec. Global Notes, 3.38%, 06/15/2021	710,000	745,068
SanDisk Corp., Sr. Unsec. Gtd. Conv. Bonds, 0.50%, 10/15/2020	2,520,000	2,240,731
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds, 4.75%, 01/01/2025	325,000	305,703
5.75%, 12/01/2034	702,000	587,925
		5,316,491

Thrifts & Mortgage Finance–0.77%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 2.00%, 04/01/2020	710,000	899,481
5.00%, 05/01/2017	6,201,000	6,348,274
Radian Group Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/01/2019	412,000	536,630
3.00%, 11/15/2017	2,275,000	2,842,328
		10,626,713

Tobacco–0.25%

Philip Morris International Inc., Sr. Unsec. Global Bonds, 1.25%, 08/11/2017	214,000	214,409
Sr. Unsec. Global Notes, 1.63%, 03/20/2017	1,380,000	1,383,975
3.60%, 11/15/2023	405,000	444,568
4.88%, 11/15/2043	1,210,000	1,462,790
		3,505,742

Trading Companies & Distributors–0.03%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.95%, 02/01/2022	385,000	395,588

Wireless Telecommunication Services–0.23%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/2042	600,000	594,752
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/2043	585,000	635,137

	Principal Amount	Value

Wireless Telecommunication Services–(continued)

Vodafone Group PLC (United Kingdom), Sr. Unsec. Global Notes, 1.63%, 03/20/2017	$1,970,000	$1,973,961
		3,203,850
Total Bonds and Notes (Cost $258,926,403)		280,213,258

U.S. Treasury Securities–10.43%

U.S. Treasury Bills–0.01%

0.45%, 11/17/2016(i)(j)	75,000	74,984

U.S. Treasury Notes–9.76%

0.50%, 04/30/2017	20,000,000	19,996,260
0.75%, 08/31/2018	54,710,000	54,699,332
1.25%, 01/31/2019	8,000,000	8,078,904
3.63%, 08/15/2019	1,525,000	1,643,485
0.88%, 09/15/2019	24,675,000	24,673,075
3.38%, 11/15/2019	300,000	322,547
3.63%, 02/15/2020	46,000	50,029
2.63%, 11/15/2020	600,000	637,055
1.13%, 08/31/2021	1,867,600	1,866,069
1.38%, 08/31/2023	4,595,000	4,582,437
1.50%, 08/15/2026	18,586,400	18,419,420
		134,968,613

U.S. Treasury Bonds–0.66%

4.50%, 08/15/2039	40,000	56,836
4.38%, 05/15/2040	80,000	112,070
2.50%, 05/15/2046	8,624,700	8,955,880
		9,124,786
Total U.S. Treasury Securities (Cost $143,797,106)		144,168,383

	Shares

Preferred Stocks–0.83%

Asset Management & Custody Banks–0.17%

AMG Capital Trust II, $2.58 Jr. Unsec. Gtd. Sub. Conv. Pfd.	43,000	2,335,437

Diversified Banks–0.02%

Wells Fargo & Co., 5.85% Pfd.	12,000	321,000

Oil & Gas Storage & Transportation–0.34%

El Paso Energy Capital Trust I, $2.38 Jr. Unsec. Gtd. Sub. Conv. Pfd.	95,499	4,774,950

Regional Banks–0.30%

KeyCorp., Series A, $7.75 Conv. Pfd.	30,290	4,089,150
Total Preferred Stocks (Cost $8,734,503)		11,520,537

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Equity and Income Fund

	Principal Amount	Value

U.S. Government Sponsored Agency Securities–0.28%

Federal Home Loan Mortgage Corp. (FHLMC)–0.28%

Unsec. Global Notes,
5.00%, 04/18/2017	$1,500,000	$1,536,714
5.50%, 08/23/2017	140,000	145,969
4.88%, 06/13/2018	1,000,000	1,068,313
6.75%, 03/15/2031	750,000	1,161,706
Total U.S. Government Sponsored Agency Securities (Cost $3,699,586)		3,912,702

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%

Federal Home Loan Mortgage Corp. (FHLMC)–0.00%

Pass Through Ctfs.,
6.50%, 02/01/2026	71	82
5.50%, 02/01/2037	40	45
		127

Federal National Mortgage Association (FNMA)–0.00%

Pass Through Ctfs.,
6.00%, 01/01/2017	33	34
5.50%, 03/01/2021	105	111
8.00%, 08/01/2021	657	665
9.50%, 04/01/2030	3,120	3,665
		4,475
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $4,370)		4,602

	Shares

Money Market Funds–4.29%

Government & Agency Portfolio –Institutional Class, 0.31% (k)	35,541,516	35,541,516
Treasury Portfolio –Institutional Class, 0.23% (k)	23,694,344	23,694,344
Total Money Market Funds (Cost $59,235,860)		59,235,860
TOTAL INVESTMENTS–99.80% (Cost $1,168,852,814)		1,379,116,176
OTHER ASSETS LESS LIABILITIES–0.20%		2,741,407
NET ASSETS–100.00%		$1,381,857,583

Investment Abbreviations:

ADR	—American Depositary Receipt
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2016 was $77,939,112, which represented 5.64% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Perpetual bond with no specified maturity date.

(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g)	Exchangeable for a basket of four common stocks and one ordinary share.

(h)	Exchangeable for a basket of five common stocks.

(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco V.I. Equity and Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

                                 Invesco V.I. Equity and Income Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

                                 Invesco V.I. Equity and Income Fund

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2016, there were transfers from Level 1 to Level 2 of $8,462,980 and from Level 2 to Level 1 of $37,229,978, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$933,032,436	$17,784,795	$—	$950,817,231
U.S. Treasury Securities	—	144,168,383	—	144,168,383
U.S. Government Sponsored Agency Securities	—	3,917,304	—	3,917,304
Corporate Debt Securities	—	280,213,258	—	280,213,258
	933,032,436	446,083,740	—	1,379,116,176
Forward Foreign Currency Contracts*	—	220,783	—	220,783
Futures Contracts*	(19,838)	—	—	(19,838)
Total Investments	$933,012,598	$446,304,523	$—	$1,379,317,121

* Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
Settlement Date		Contract to					Unrealized
	Counterparty	Deliver		Receive		Notional Value	Appreciation (Depreciation)
10/14/2016	Bank of New York Mellon (The)	AUD	2,726,938	USD	2,035,422	$2,086,909	$(51,487)
10/14/2016	Bank of New York Mellon (The)	CAD	9,153,791	USD	6,956,534	6,979,912	(23,378)
10/14/2016	Bank of New York Mellon (The)	CHF	2,970,682	USD	3,053,948	3,060,762	(6,814)
10/14/2016	Bank of New York Mellon (The)	EUR	7,201,604	USD	8,104,253	8,095,346	8,907
10/14/2016	Bank of New York Mellon (The)	GBP	8,552,848	USD	11,273,423	11,090,729	182,694
10/14/2016	State Street Bank and Trust Co.	AUD	3,366,828	USD	2,526,516	2,576,612	(50,096)
10/14/2016	State Street Bank and Trust Co.	CAD	9,155,086	USD	6,957,175	6,980,899	(23,724)
10/14/2016	State Street Bank and Trust Co.	CHF	2,992,999	USD	3,076,591	3,083,757	(7,166)
10/14/2016	State Street Bank and Trust Co.	EUR	7,706,556	USD	8,671,377	8,662,965	8,412
10/14/2016	State Street Bank and Trust Co.	GBP	8,583,513	USD	11,313,929	11,130,494	183,435
Total Forward Foreign Currency Contracts - Currency Risk							$220,783

Currency Abbreviations:

AUD — Australian Dollar	EUR — Euro

CAD — Canadian Dollar	GBP — British Pound Sterling

CHF — Swiss Franc	USD— U.S. Dollar

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	Short	28	December-2016	$(3,402,438)	$(16,692)
U.S. Treasury 10 Year Notes	Short	22	December-2016	(2,884,750)	(3,146)
Total Futures Contracts – Interest Rate Risk					$(19,838)

                                 Invesco V.I. Equity and Income Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $269,123,846 and $230,881,302, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $683,945,145 and $640,647,700, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$227,444,884
Aggregate unrealized (depreciation) of investment securities	(25,935,935)
Net unrealized appreciation of investment securities	$201,508,949
Cost of investments for tax purposes is $1,177,607,227.

                                 Invesco V.I. Equity and Income Fund

Invesco V.I. Global Core Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us	VIGCE-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.97%

Australia–1.69%

Australia and New Zealand Banking Group Ltd.	60,263	$1,279,932

China–1.22%

Baidu, Inc. -ADR(a)	5,067	922,549

Finland–0.92%

Sampo Oyj -Class A	15,641	695,784

France–4.36%

Danone	15,288	1,134,328
LVMH Moet Hennessy Louis Vuitton S.E.	5,784	986,314
Publicis Groupe S.A.	15,601	1,179,809
		3,300,451

Hong Kong–2.36%

AIA Group Ltd.	267,400	1,791,667

Israel–1.10%

Teva Pharmaceutical Industries Ltd. -ADR	18,133	834,299

Japan–7.19%

Hitachi, Ltd.	290,000	1,356,367
KDDI Corp.	49,700	1,526,705
Komatsu Ltd.	52,400	1,200,696
Mitsui O.S.K. Lines, Ltd.	201,000	467,755
Toyota Motor Corp.	15,500	898,903
		5,450,426

Netherlands–6.52%

GrandVision N.V. -REGS (b)	35,065	974,909
ING Groep N.V.	95,003	1,172,870
Koninklijke DSM N.V.	11,392	769,880
Koninklijke Philips N.V.	36,064	1,068,720
Randstad Holding N.V.	20,906	952,307
		4,938,686

Singapore–1.00%

DBS Group Holdings Ltd.	66,600	756,050

Sweden–0.82%

Sandvik AB	56,573	622,167

Switzerland–3.31%

ABB Ltd.	45,746	1,027,095
Roche Holding AG	5,963	1,477,403
		2,504,498

Taiwan–2.26%

Taiwan Semiconductor Manufacturing Co. Ltd.	292,000	1,712,017

	Shares	Value

United Kingdom–15.41%

British American Tobacco PLC	10,713	$685,228
Delphi Automotive PLC	23,664	1,687,717
Diageo PLC	52,148	1,494,343
Liberty Global PLC -Series A (a)	52,125	1,781,633
Rio Tinto PLC	24,469	814,332
Royal Dutch Shell PLC -Class A -ADR	42,573	2,131,630
St. James’s Place PLC	118,447	1,458,638
Vodafone Group PLC -ADR	55,513	1,618,204
		11,671,725

United States–50.81%

AbbVie Inc.	18,603	1,173,291
Allergan PLC (a)	3,564	820,825
Alphabet Inc. -Class C (a)	3,088	2,400,271
American Express Co.	26,589	1,702,760
Amphenol Corp. -Class A	8,870	575,840
Berkshire Hathaway Inc. -Class A (a)	5	1,081,100
Biogen Inc. (a)	5,249	1,643,094
BioMarin Pharmaceutical Inc. (a)	2,378	220,013
Cabot Oil & Gas Corp.	16,490	425,442
Celgene Corp. (a)	12,675	1,324,918
Chevron Corp.	8,123	836,019
Coca-Cola Co. (The)	24,636	1,042,595
Cognizant Technology Solutions Corp. -Class A (a)	25,830	1,232,349
Comcast Corp. -Class A	17,608	1,168,115
Concho Resources Inc. (a)	3,913	537,451
Eaton Corp. PLC	20,625	1,355,269
Exxon Mobil Corp.	13,224	1,154,191
First Republic Bank	21,351	1,646,376
General Electric Co.	39,721	1,176,536
Halliburton Co.	17,818	799,672
HCA Holdings, Inc. (a)	15,006	1,134,904
Hertz Global Holdings, Inc. (a)	6,780	272,285
Incyte Corp. (a)	1,270	119,748
International Business Machines Corp.	12,429	1,974,347
Marsh & McLennan Cos., Inc.	17,347	1,166,586
McKesson Corp.	3,134	522,594
Moody’s Corp.	16,941	1,834,371
Nielsen Holdings PLC	15,020	804,621
Priceline Group Inc. (The) (a)	425	625,383
Progressive Corp. (The)	34,212	1,077,678
QUALCOMM, Inc.	24,552	1,681,812
Sherwin-Williams Co. (The)	4,099	1,134,029
Shire PLC -ADR	5,839	1,131,949
Thermo Fisher Scientific, Inc.	3,996	635,604
United Parcel Service, Inc. -Class B	8,666	947,714
Vertex Pharmaceuticals Inc. (a)	1,910	166,571
Walgreens Boots Alliance, Inc.	11,713	944,302
		38,490,625
Total Common Stocks & Other Equity Interests (Cost $70,004,558)		74,970,876

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Global Core Equity Fund

	Shares	Value

Money Market Funds–0.73%

Government & Agency Portfolio – Institutional Class, 0.31% (c)	328,592	$328,592
Treasury Portfolio – Institutional Class, 0.23% (c)	219,061	219,061
Total Money Market Funds (Cost $547,653)		547,653
TOTAL INVESTMENTS–99.70% (Cost $70,552,211)		75,518,529
OTHER ASSETS LESS LIABILITIES–0.30%		230,603
NET ASSETS–100.00%		$75,749,132

Investment Abbreviations:

ADR	— American Depositary Receipt
REGS	— Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2016 represented 1.29% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco V.I. Global Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

                                 Invesco V.I. Global Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2016, there were transfers from Level 1 to Level 2 of $814,332 and from Level 2 to Level 1 of $11,480,054, due to foreign fair value adjustments.

                                 Invesco V.I. Global Core Equity Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$1,279,932	$—	$1,279,932
China	922,549	—	—	922,549
Finland	695,784	—	—	695,784
France	3,300,451	—	—	3,300,451
Hong Kong	—	1,791,667	—	1,791,667
Israel	834,299	—	—	834,299
Japan	1,526,705	3,923,721	—	5,450,426
Netherlands	4,938,686	—	—	4,938,686
Singapore	—	756,050	—	756,050
Sweden	622,167	—	—	622,167
Switzerland	1,027,095	1,477,403	—	2,504,498
Taiwan	—	1,712,017	—	1,712,017
United Kingdom	8,713,527	2,958,198	—	11,671,725
United States	39,038,278	—	—	39,038,278
Total Investments	$61,619,541	$13,898,988	$—	$75,518,529

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $24,524,581 and $31,909,652, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$7,768,702
Aggregate unrealized (depreciation) of investment securities	(2,864,086)
Net unrealized appreciation of investment securities	$4,904,616
Cost of investments for tax purposes is $70,613,913.

                                 Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Health Care Fund Quarterly Schedule of Portfolio Holdings September 30, 2016

invesco.com/us	I-VIGHC-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.35%

Biotechnology–38.61%

AbbVie Inc.	116,315	$7,335,987
ACADIA Pharmaceuticals Inc. (b)	37,920	1,206,235
Alder Biopharmaceuticals, Inc. (b)	41,842	1,371,162
Alexion Pharmaceuticals, Inc. (b)	25,334	3,104,428
Amgen Inc.	49,331	8,228,904
Array BioPharma Inc. (b)	207,290	1,399,208
Atara Biotherapeutics Inc. (b)	12,715	271,974
BioCryst Pharmaceuticals, Inc. (b)	105,438	464,982
Biogen Inc. (b)	41,107	12,867,724
BioMarin Pharmaceutical Inc. (b)	66,415	6,144,716
bluebird bio, Inc. (b)	24,590	1,666,710
Celgene Corp. (b)	124,538	13,017,957
DBV Technologies S.A. -ADR (France)(b)	58,288	2,117,603
Gilead Sciences, Inc.	46,577	3,685,172
Heron Therapeutics, Inc. (b)	63,813	1,099,498
Incyte Corp. (b)	54,277	5,117,778
Intellia Therapeutics, Inc. (b)	9,311	158,473
Neurocrine Biosciences, Inc. (b)	30,844	1,561,940
Prothena Corp. PLC (Ireland)(b)	28,129	1,686,896
REGENXBIO Inc. (b)	34,956	489,734
Sarepta Therapeutics, Inc. (b)	40,665	2,497,238
Shire PLC -ADR	52,382	10,154,775
Spark Therapeutics, Inc. (b)	26,983	1,620,599
Ultragenyx Pharmaceutical Inc. (b)	17,113	1,213,996
United Therapeutics Corp. (b)	12,090	1,427,587
Vertex Pharmaceuticals Inc. (b)	54,337	4,738,730
		94,650,006

Drug Retail–0.58%

Raia Drogasil S.A. (Brazil)	69,660	1,419,980

Health Care Distributors–1.67%

Cardinal Health, Inc.	23,745	1,844,986
McKesson Corp.	13,513	2,253,293
		4,098,279

Health Care Equipment–4.28%

Olympus Corp. (Japan)	98,500	3,436,264
ResMed Inc.	37,796	2,448,803
Wright Medical Group N.V. (b)	188,175	4,615,933
		10,501,000

Health Care Facilities–3.49%

Brookdale Senior Living Inc. (b)	78,525	1,370,261
HCA Holdings, Inc. (b)	49,668	3,756,391
Universal Health Services, Inc. -Class B	27,711	3,414,550
		8,541,202

	Shares	Value

Health Care Services–1.39%

Air Methods Corp. (b)	33,248	$1,046,979
Express Scripts Holding Co. (b)	33,305	2,349,002
		3,395,981

Life Sciences Tools & Services–5.29%

Agilent Technologies, Inc.	46,191	2,175,134
Medpace Holdings, Inc. (b)	11,014	328,878
Thermo Fisher Scientific, Inc.	65,833	10,471,397
		12,975,409

Managed Health Care–5.00%

Aetna Inc.	45,149	5,212,452
Qualicorp S.A. (Brazil)	109,000	642,971
UnitedHealth Group Inc.	45,774	6,408,360
		12,263,783

Pharmaceuticals–39.04%

Agile Therapeutics, Inc. (b)	137,569	960,232
Allergan PLC (b)	36,584	8,425,661
Bayer AG (Germany)	36,831	3,700,086
Bristol-Myers Squibb Co.	96,675	5,212,716
Cempra, Inc. (b)	48,971	1,185,098
Dermira, Inc. (b)	61,818	2,090,685
Eli Lilly and Co.	107,895	8,659,653
Endo International PLC (b)	144,407	2,909,801
GlaxoSmithKline PLC –ADR (UnitedKingdom)	81,899	3,532,304
Hikma Pharmaceuticals PLC (Jordan)	58,937	1,541,812
Jazz Pharmaceuticals PLC (b)	29,212	3,548,674
Johnson & Johnson	21,139	2,497,150
Lipocine Inc. (b)	121,754	543,023
Medicines Co. (The) (b)	21,080	795,559
Merck & Co., Inc.	167,170	10,433,080
Nippon Shinyaku Co., Ltd. (Japan)	51,600	2,796,025
Novartis AG -ADR (Switzerland)	84,031	6,635,088
Pfizer Inc.	108,788	3,684,649
Roche Holding AG (Switzerland)	46,432	11,504,066
Sanofi -ADR (France)	185,161	7,071,299
Supernus Pharmaceuticals Inc. (b)	57,431	1,420,269
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	118,729	5,462,721
Zogenix, Inc. (b)	95,229	1,088,467
		95,698,118
Total Common Stocks & Other Equity Interests (Cost $206,665,426)		243,543,758

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Global Health Care Fund

	Shares	Value

Money Market Funds–0.67%

Government & Agency Portfolio – Institutional Class, 0.31% (c)	978,343	$978,343
Treasury Portfolio – Institutional Class, 0.23% (c)	652,228	652,228
Total Money Market Funds (Cost $1,630,571)		1,630,571
TOTAL INVESTMENTS–100.02% (Cost $208,295,997)		245,174,329
OTHER ASSETS LESS LIABILITIES–(0.02)%		(48,680)
NET ASSETS–100.00%		$245,125,649

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco V.I. Global Health Care Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

                                 Invesco V.I. Global Health Care Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$227,437,974	$17,736,355	$—	$245,174,329

                                 Invesco V.I. Global Health Care Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $33,051,480 and $69,760,919, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$52,523,797
Aggregate unrealized (depreciation) of investment securities	(15,645,465)
Net unrealized appreciation of investment securities	$36,878,332

Cost of investments is the same for tax and financial reporting purposes.

                                 Invesco V.I. Global Health Care Fund

Invesco V.I. Global Real Estate Fund Quarterly Schedule of Portfolio Holdings September 30, 2016

invesco.com/us	VIGRE-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2016

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–98.11%

Australia–5.53%

DEXUS Property Group	440,467	$3,098,059
Goodman Group	506,122	2,827,905
GPT Group (The)	167,794	651,365
Mirvac Group	1,722,821	2,960,659
Scentre Group	850,955	3,068,808
Vicinity Centres	1,761,939	4,287,557
Westfield Corp.	771,938	5,757,425
		22,651,778

Brazil–0.35%

BR Malls Participacoes S.A. (a)	74,760	282,807
EZ Tec Empreendimentos e Participacoes S.A.	38,000	177,875
Iguatemi Empresa de Shopping Centers S.A.	55,800	509,691
Multiplan Empreendimentos Imobiliarios S.A.	23,800	462,605
		1,432,978

Canada–2.39%

Allied Properties REIT	63,300	1,818,499
Canadian Apartment Properties REIT	64,403	1,503,522
Chartwell Retirement Residences	78,300	943,230
First Capital Realty, Inc.	64,563	1,081,957
H&R REIT	122,600	2,096,613
RioCan REIT	21,365	443,394
Smart REIT	71,004	1,913,687
		9,800,902

China–3.77%

China Jinmao Holdings Group Ltd.	1,812,000	562,362
China Overseas Land & Investment Ltd.	1,256,000	4,303,069
China Resources Land Ltd.	708,444	1,997,892
China Vanke Co., Ltd. -Class H	353,500	923,740
CIFI Holdings (Group) Co. Ltd.	2,368,000	747,513
Global Logistic Properties Ltd.	928,600	1,279,869
Guangzhou R&F Properties Co. Ltd. -Class H	478,800	756,881
KWG Property Holding Ltd.	1,386,500	915,910
Longfor Properties Co. Ltd.	1,151,500	1,777,391
Shenzhen Investment Ltd.	2,337,700	1,117,632
Shimao Property Holdings Ltd.	783,000	1,065,881
		15,448,140

France–3.25%

ICADE	29,637	2,311,514
Klepierre	74,800	3,428,284
Unibail-Rodamco S.E.	28,041	7,559,966
		13,299,764

	Shares	Value

Germany–3.09%

Deutsche Euroshop AG	34,176	$1,587,493
Grand City Properties S.A.	51,836	1,013,202
LEG Immobilien AG	37,082	3,548,680
Vonovia SE	171,141	6,479,828
		12,629,203

Hong Kong–7.16%

Cheung Kong Property Holdings Ltd.	883,300	6,514,666
Hang Lung Properties Ltd.	866,000	1,965,828
Henderson Land Development Co. Ltd.	336,600	2,011,907
Hongkong Land Holdings Ltd.	78,200	557,611
Link REIT	773,500	5,707,479
Sino Land Co. Ltd.	88,400	157,703
Sun Hung Kai Properties Ltd.	479,000	7,300,361
Swire Properties Ltd.	811,000	2,386,626
Wharf (Holdings) Ltd. (The)	368,000	2,696,506
		29,298,687

Indonesia–0.50%

PT Bumi Serpong Damai Tbk	4,680,400	796,714
PT Ciputra Development Tbk	5,722,238	700,020
PT Pakuwon Jati Tbk	6,124,200	319,543
PT Summarecon Agung Tbk	1,556,900	211,095
		2,027,372

Ireland–0.40%

Green REIT PLC (a)	1,005,898	1,644,114

Japan–9.80%

Activia Properties, Inc.	248	1,321,938
Advance Residence Investment Corp.	768	2,177,964
Daiwa House REIT Investment Co.	301	883,661
GLP J-REIT (b)	213	282,726
GLP J-REIT	1,320	1,752,103
Hulic Reit, Inc.	721	1,286,125
Japan Excellent, Inc.	347	500,362
Japan Hotel REIT Investment Corp.	1,543	1,225,663
Japan Logistics Fund Inc.	334	755,557
Japan Real Estate Investment Corp.	709	4,235,809
Japan Retail Fund Investment Corp.	696	1,719,234
Kenedix Office Investment Corp.	194	1,194,720
LaSalle LOGIPORT REIT	517	548,763
Mitsubishi Estate Co., Ltd.	415,000	7,780,125
Mitsui Fudosan Co., Ltd.	323,000	6,877,544
Nippon Prologis REIT Inc.	103	260,540
Nomura Real Estate Master Fund, Inc.	1,078	1,801,030
ORIX JREIT Inc.	636	1,121,722
Sumitomo Realty & Development Co., Ltd.	90,000	2,331,694
United Urban Investment Corp.	1,117	2,032,311
		40,089,591

Malaysia–0.34%

IGB REIT	925,900	368,623

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Global Real Estate Fund

	Shares	Value

Malaysia–(continued)

IOI Properties Group Berhad	444,400	$267,381
KLCCP Stapled Group	307,300	574,998
Mah Sing Group Berhad	418,400	163,781
		1,374,783

Malta–0.00%

BGP Holdings PLC (Acquired 08/06/2009; Cost $0)(a)(b)	3,053,090	0

Mexico–0.59%

Fibra Uno Administracion S.A. de C.V.	766,400	1,401,860
Macquarie Mexico Real Estate Management S.A. de C.V.	841,400	1,030,661
		2,432,521

Netherlands–0.68%

Wereldhave N.V.	55,011	2,786,100

Philippines–0.83%

Ayala Land, Inc.	1,482,000	1,202,233
Megaworld Corp.	2,877,100	281,291
Robinsons Land Corp.	1,120,400	716,605
SM Prime Holdings Inc.	2,022,600	1,180,306
		3,380,435

Singapore–2.53%

Ascendas India Trust	830,000	657,329
Ascendas REIT	1,334,000	2,474,768
CapitaLand Ltd.	899,200	2,123,980
CapitaLand Mall Trust	642,600	1,026,217
CapitaLand Retail China Trust	618,600	735,224
City Developments Ltd.	131,400	879,538
Mapletree Greater China Commercial Trust –REGS (b)	1,025,900	826,721
Mapletree Industrial Trust	1,246,800	1,631,985
		10,355,762

South Africa–1.06%

Growthpoint Properties Ltd.	848,047	1,567,150
Hyprop Investments Ltd.	114,372	1,007,228
Resilient REIT Ltd.	77,430	646,962
SA Corporate Real Estate Fund Nominees Proprietary Ltd.	2,821,467	1,120,740
		4,342,080

Spain–0.94%

Inmobiliaria Colonial SA	206,277	1,500,164
Merlin Properties Socimi, S.A.	198,262	2,346,330
		3,846,494

Sweden–0.99%

Castellum AB	77,825	1,165,676
Fabege AB	16,733	305,047
Wihlborgs Fastigheter AB	120,539	2,564,166
		4,034,889

Switzerland–0.73%

Swiss Prime Site AG	34,053	2,986,736

	Shares	Value

Thailand–0.38%

Central Pattana PCL	643,900	$1,075,044
Central Pattana PCL -NVDR	124,400	210,419
Land and Houses PCL	436,000	123,250
Land and Houses PCL -NVDR	553,000	143,703
		1,552,416

United Arab Emirates–0.26%

Emaar Malls Group PJSC	964,693	714,383
Emaar Properties PJSC	188,292	363,577
		1,077,960

United Kingdom–4.12%

Derwent London PLC	53,293	1,800,354
Great Portland Estates PLC	235,167	1,933,386
Hammerson PLC	246,294	1,877,930
Hansteen Holdings PLC	630,688	950,860
Kennedy Wilson Europe Real Estate PLC	167,876	2,184,966
Land Securities Group PLC	261,107	3,588,932
LondonMetric Property PLC	344,277	714,085
Segro PLC	297,221	1,751,283
UNITE Group PLC (The)	248,272	2,042,122
		16,843,918

United States–48.42%

Acadia Realty Trust	59,929	2,171,827
American Campus Communities, Inc.	51,564	2,623,061
American Homes 4 Rent -Class A	125,915	2,724,801
Apartment Investment & Management Co. -Class A	60,865	2,794,312
Apple Hospitality REIT, Inc.	98,318	1,819,866
AvalonBay Communities, Inc.	54,856	9,755,591
Boston Properties, Inc.	48,244	6,575,175
Brandywine Realty Trust	145,599	2,274,256
Brixmor Property Group, Inc.	156,020	4,335,796
Brookdale Senior Living Inc. (a)	151,821	2,649,276
Care Capital Properties, Inc.	103,951	2,962,603
Cousins Properties, Inc.	335,491	3,502,526
CubeSmart	70,792	1,929,790
CyrusOne Inc.	16,614	790,328
DDR Corp.	26,331	458,949
DiamondRock Hospitality Co.	284,575	2,589,632
Digital Realty Trust, Inc.	25,357	2,462,672
EPR Properties	37,117	2,922,593
Equinix, Inc.	2,056	740,674
Equity Lifestyle Properties, Inc.	28,840	2,225,871
Equity Residential	78,997	5,081,877
Essex Property Trust, Inc.	25,905	5,769,044
Extra Space Storage Inc.	68,029	5,402,183
Federal Realty Investment Trust	28,725	4,421,639
First Industrial Realty Trust, Inc.	79,517	2,243,970
General Growth Properties, Inc.	218,896	6,041,530
HCP, Inc.	217,933	8,270,557
Healthcare Realty Trust, Inc.	140,775	4,794,797
Hilton Worldwide Holdings Inc.	17,891	410,241
Host Hotels & Resorts Inc.	254,059	3,955,699
Hudson Pacific Properties Inc.	151,880	4,992,296
InfraREIT Inc.	53,038	962,109
Liberty Property Trust	88,172	3,557,740

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Global Real Estate Fund

	Shares	Value

United States–(continued)

LTC Properties, Inc.	22,062	$1,147,003
Mid-America Apartment Communities, Inc.	22,698	2,133,385
National Health Investors, Inc.	29,977	2,352,595
National Retail Properties, Inc.	123,104	6,259,838
Paramount Group, Inc.	108,443	1,777,381
Physicians Realty Trust	10,868	234,097
Prologis, Inc.	143,209	7,667,410
Public Storage	26,246	5,856,532
QTS Realty Trust, Inc. -Class A	28,597	1,511,351
Realty Income Corp.	43,359	2,902,018
Retail Opportunity Investments Corp.	157,554	3,459,886
Rexford Industrial Realty, Inc.	54,503	1,247,574
RLJ Lodging Trust	68,935	1,449,703
Simon Property Group, Inc.	95,156	19,698,244
SL Green Realty Corp.	21,319	2,304,584
Sun Communities, Inc.	20,726	1,626,576
Ventas, Inc.	52,280	3,692,536
Vornado Realty Trust	107,596	10,889,791
Washington REIT	63,426	1,973,817
Weingarten Realty Investors	97,247	3,790,688
Welltower Inc.	26,132	1,953,890
		198,142,180

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $345,026,070)	401,478,803

	Shares	Value
Money Market Funds–1.09%

Government & Agency Portfolio –Institutional Class, 0.31% (c)	2,685,586	$2,685,586
Treasury Portfolio –Institutional Class, 0.23% (c)	1,790,391	1,790,391
Total Money Market Funds (Cost $4,475,977)		4,475,977
TOTAL INVESTMENTS–99.20% (Cost $349,502,047)		405,954,780
OTHER ASSETS LESS LIABILITIES–0.80%		3,271,357
NET ASSETS–100.00%		$409,226,137

Investment Abbreviations:

NVDR	—Non-Voting Depositary Receipt
REGS	—Regulation S
REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2016 was $1,109,447, which represented less than 1% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco V.I. Global Real Estate Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

                                 Invesco V.I. Global Real Estate Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2016, there were transfers from Level 1 to Level 2 of $5,964,099 and from Level 2 to Level 1 of $40,600,815, due to foreign fair value adjustments.

                                 Invesco V.I. Global Real Estate Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$22,651,778	$—	$22,651,778
Brazil	1,432,978	—	—	1,432,978
Canada	9,800,902	—	—	9,800,902
China	—	15,448,140	—	15,448,140
France	13,299,764	—	—	13,299,764
Germany	12,629,203	—	—	12,629,203
Hong Kong	—	29,298,687	—	29,298,687
Indonesia	—	2,027,372	—	2,027,372
Ireland	1,644,114	—	—	1,644,114
Japan	4,950,801	35,138,790	—	40,089,591
Malaysia	431,162	943,621	—	1,374,783
Malta	—	—	0	0
Mexico	2,432,521	—	—	2,432,521
Netherlands	2,786,100	—	—	2,786,100
Philippines	716,605	2,663,830	—	3,380,435
Singapore	2,289,314	8,066,448	—	10,355,762
South Africa	2,774,930	1,567,150	—	4,342,080
Spain	3,846,494	—	—	3,846,494
Sweden	4,034,889	—	—	4,034,889
Switzerland	2,986,736	—	—	2,986,736
Thailand	1,075,044	477,372	—	1,552,416
United Arab Emirates	714,383	363,577	—	1,077,960
United Kingdom	5,892,033	10,951,885	—	16,843,918
United States	202,618,157	—	—	202,618,157
Total Investments	$276,356,130	$129,598,650	$0	$405,954,780

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $225,921,945 and $263,191,621, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$54,639,380
Aggregate unrealized (depreciation) of investment securities	(8,897,746)
Net unrealized appreciation of investment securities	$45,741,634

Cost of investments for tax purposes is $360,213,146.

                                 Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Money Market Fund Quarterly Schedule of Portfolio Holdings September 30, 2016

invesco.com/us	VIGMKT-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–57.54%

Federal Farm Credit Bank (FFCB)–11.19%

Unsec. Bonds	4.82%	12/12/2016	$5,000	$5,042,526
Unsec. Bonds (a)	0.63%	04/25/2017	12,000	11,999,986
Unsec. Bonds	0.65%	05/01/2017	1,700	1,700,526
Unsec. Bonds (a)	0.56%	06/05/2017	3,000	2,997,958
Unsec. Bonds (a)	0.56%	07/06/2017	10,000	9,998,058
Unsec. Bonds (a)	0.56%	07/14/2017	6,000	6,000,935
Unsec. Bonds (a)	0.57%	08/29/2017	15,525	15,517,018
Unsec. Bonds (a)	0.56%	11/13/2017	4,480	4,474,200
Unsec. Bonds (a)	0.58%	11/13/2017	5,000	4,994,641
Unsec. Bonds (a)	0.57%	11/22/2017	7,000	6,990,341
Unsec. Bonds (a)	0.56%	01/17/2018	5,715	5,713,209
Unsec. Bonds (a)	0.81%	03/02/2018	5,000	5,011,596
Unsec. Bonds (a)	0.55%	05/17/2018	3,000	2,995,838
				83,436,832

Federal Home Loan Bank (FHLB)–36.95%

Unsec. Bonds	5.13%	10/19/2016	2,000	2,004,562
Unsec. Bonds	1.63%	12/09/2016	2,000	2,004,302
Unsec. Bonds	0.75%	01/06/2017	3,500	3,502,392
Unsec. Bonds	0.54%	01/26/2017	5,000	4,999,192
Unsec. Bonds	0.68%	02/27/2017	2,500	2,501,513
Unsec. Bonds	0.75%	03/02/2017	21,000	21,024,357
Unsec. Bonds (a)	0.59%	06/22/2017	10,000	10,000,000
Unsec. Bonds (a)	0.66%	01/26/2018	3,000	3,004,162
Unsec. Bonds (a)	0.55%	08/08/2017	4,000	3,999,960
Unsec. Bonds (a)	0.52%	08/18/2017	4,000	3,998,229
Unsec. Bonds (a)	0.68%	03/15/2018	5,000	5,000,000
Unsec. Bonds (a)	0.68%	03/16/2018	6,000	6,000,000
Unsec. Disc. Notes (b)	0.42%	10/07/2016	2,300	2,299,839
Unsec. Disc. Notes (b)	0.48%	10/07/2016	2,000	1,999,840
Unsec. Disc. Notes (b)	0.48%	10/14/2016	8,000	7,998,622
Unsec. Disc. Notes (b)	0.45%	10/19/2016	6,000	5,998,650
Unsec. Disc. Notes (b)	0.52%	10/24/2016	14,000	13,995,349
Unsec. Disc. Notes (b)	0.46%	10/26/2016	20,000	19,993,611
Unsec. Disc. Notes (b)	0.46%	10/28/2016	4,000	3,998,620
Unsec. Disc. Notes (b)	0.47%	10/28/2016	8,430	8,427,092
Unsec. Disc. Notes (b)	0.45%	11/02/2016	8,000	7,996,800
Unsec. Disc. Notes (b)	0.46%	11/04/2016	8,000	7,996,524
Unsec. Disc. Notes (b)	0.45%	11/09/2016	10,000	9,995,179
Unsec. Disc. Notes (b)	0.46%	11/10/2016	6,491	6,487,682
Unsec. Disc. Notes (b)	0.45%	11/14/2016	6,000	5,996,715
Unsec. Disc. Notes (b)	0.55%	11/18/2016	10,000	9,992,693
Unsec. Disc. Notes (b)	0.35%	12/07/2016	25,000	24,983,715
Unsec. Disc. Notes (b)	0.48%	01/25/2017	1,694	1,691,380
Unsec. Global Bonds (a)	0.59%	11/03/2016	14,000	14,000,000
Unsec. Global Bonds	0.55%	11/10/2016	6,455	6,455,483
Unsec. Global Bonds	0.63%	11/23/2016	2,540	2,540,567
Unsec. Global Bonds (a)	0.63%	01/23/2017	12,000	12,000,000
Unsec. Global Bonds (a)	0.61%	02/24/2017	12,000	12,000,000
Unsec. Global Bonds	0.88%	05/24/2017	2,650	2,654,757
Unsec. Global Bonds (a)	0.53%	08/15/2017	4,000	4,000,000
Unsec. Global Bonds (a)	0.60%	12/05/2017	5,000	4,999,697
Unsec. Global Bonds (a)	0.67%	02/23/2018	4,000	4,000,823
Unsec. Global Bonds (a)	0.68%	03/26/2018	5,000	5,000,753
				275,543,060

See accompanying notes which are an integral part of this schedule.

        Invesco V.I. Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–3.81%
Unsec. Global Notes	0.88%	02/22/2017	$4,000	$4,005,523
Unsec. Global Notes	1.00%	03/08/2017	5,000	5,009,801
Unsec. Global Notes (a)	0.54%	04/20/2017	2,400	2,398,461
Unsec. Global Notes (a)	0.56%	04/27/2017	5,000	4,998,430
Unsec. Global Notes (a)	0.67%	07/21/2017	12,000	11,999,009
				28,411,224

Federal National Mortgage Association (FNMA)–3.58%
Unsec. Global Notes	4.88%	12/15/2016	6,680	6,738,942
Unsec. Global Notes	0.75%	04/20/2017	2,000	2,002,115
Unsec. Global Notes	1.13%	04/27/2017	2,000	2,006,451
Unsec. Global Notes (a)	0.53%	09/08/2017	10,000	9,989,148
Unsec. Notes (a)	0.54%	08/16/2017	6,000	5,998,941
				26,735,597

Overseas Private Investment Corp. (OPIC)–2.01%
Sr. Unsec. Gtd. VRD COP Bonds (c)	0.76%	02/15/2028	10,000	10,000,000
Unsec. Gtd. VRD COP Bonds (c)	0.76%	09/15/2020	5,000	5,000,000
				15,000,000
Total U.S. Government Sponsored Agency Securities (Cost $429,126,713)				429,126,713

U.S. Treasury Securities–5.62%(a)
U.S. Treasury Bills	0.44%	02/16/2017	5,000	4,991,662
U.S. Treasury Bills	0.45%	02/16/2017	4,000	3,993,177
U.S. Treasury Bills	0.46%	02/16/2017	5,000	4,991,356
U.S. Treasury Bills	0.45%	02/23/2017	2,000	1,996,411
U.S. Treasury Bills	0.46%	02/23/2017	8,000	7,985,500
U.S. Treasury Bills	0.49%	03/02/2017	8,000	7,983,787
U.S. Treasury Bills	0.48%	03/09/2017	10,000	9,979,197
Total U.S. Treasury Securities (Cost $41,921,090)				41,921,090
TOTAL INVESTMENTS (excluding Repurchase Agreements)–63.16% (Cost $471,047,803)				471,047,803
			Repurchase Amount

Repurchase Agreements–37.41%(d)
Bank of Montreal, joint term agreement dated 09/14/2016, aggregate maturing value of $500,140,972 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,074; 0.00%-4.50%, 11/10/2016-07/01/2046) (e)	0.35%	10/13/2016	10,002,819	10,000,000
Bank of Nova Scotia (The), joint agreement dated 09/30/2016, aggregate maturing value of $300,011,750 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 2.27%-5.00%, 11/01/2026-07/20/2046)	0.47%	10/03/2016	18,659,710	18,658,979
BNP Paribas Securities Corp., agreement dated 09/30/2016, maturing value of $50,002,125 (collateralized by a U.S. Treasury obligation valued at $50,959,938; 0.13%, 04/15/2021)	0.51%	10/03/2016	50,002,125	50,000,000
BNP Paribas Securities Corp., term agreement dated 09/27/2016, maturing value of $50,004,375 (collateralized by a U.S. Treasury obligation valued at $50,805,665; 2.13%, 05/15/2025) (e)	0.45%	10/04/2016	50,004,375	50,000,000
HSBC Securities (USA) Inc., agreement dated 09/30/2016, maturing value of $25,000,971 (collateralized by a U.S. Treasury obligation valued at $25,495,339; 0.13%, 04/15/2017)	0.45%	10/03/2016	25,000,971	25,000,034
ING Financial Markets, LLC, agreement dated 09/30/2016, maturing value of $50,296,266 (collateralized by U.S. Treasury obligations valued at $51,256,173; 0.13%, 07/15/2026)	0.49%	10/03/2016	50,296,266	50,294,213
ING Financial Markets, LLC, term agreement dated 08/02/2016, maturing value of $15,017,442 (collateralized by domestic agency mortgage-backed securities valued at $15,303,940; 3.00%-3.50%, 10/01/2028-05/01/2045)	0.46%	11/01/2016	15,017,442	15,000,000
ING Financial Markets, LLC, term agreement dated 09/06/2016, maturing value of $15,019,358 (collateralized by a domestic agency mortgage-backed security valued at $15,301,866; 3.50%, 05/01/2045)	0.46%	12/16/2016	15,019,358	15,000,000

See accompanying notes which are an integral part of this schedule.

        Invesco V.I. Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–(continued)

ING Financial Markets, LLC, term agreement dated 09/30/2016, maturing value of $5,000,000 (collateralized by a domestic agency mortgage-backed security valued at $5,103,820; 3.50%, 05/01/2045)	0.36%	01/03/2017	$ 5,000,000	$5,000,000
RBC Capital Markets LLC, joint term agreement dated 09/30/2016, aggregate maturing value of $560,000,000 (collateralized by domestic agency mortgage-backed securities valued at $571,200,000; 1.88%-8.50%, 07/25/2020-09/20/2046) (e)	0.29%	11/30/2016	20,000,000	20,000,000
Societe Generale, open agreement dated 09/28/2016, (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $20,400,000; 0.00%-8.13%, 11/30/2018-06/20/2046) (f)	0.29%	–	–	20,000,000
Total Repurchase Agreements (Cost $278,953,226)				278,953,226
TOTAL INVESTMENTS(g)–100.57% (Cost $750,001,029)				750,001,029
OTHER ASSETS LESS LIABILITIES–(0.57)%				(4,287,414)
NET ASSETS–100.00%				$745,713,615

Investment Abbreviations:

COP	—Certificates of Participation
Disc.	—Discount
Gtd.	—Guaranteed
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2016.

(b)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2016.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(g)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

        Invesco V.I. Government Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
E.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

          Invesco V.I. Government Money Market Fund

NOTE 2 — Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period) unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

          Invesco V.I. Government Money Market Fund

Invesco V.I. Government Securities Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us	VIGOV-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2016

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–44.63%

Collateralized Mortgage Obligations–19.31%

Fannie Mae REMICs, 4.00%, 07/25/2018 to 07/25/2040	$3,637,241	$3,866,430
5.00%, 08/25/2019	618,947	634,771
3.00%, 10/25/2025	910,158	928,962
2.50%, 03/25/2026	1,017,744	1,031,008
7.00%, 09/18/2027	373,233	416,157
6.50%, 03/25/2032	977,658	1,130,362
5.75%, 10/25/2035	522,619	583,746
0.83%, 05/25/2036(a)	3,689,184	3,678,589
4.25%, 02/25/2037	1,356,176	1,420,932
0.98%, 03/25/2037(a)	1,995,137	1,996,393
1.03%, 03/25/2037 to 05/25/2041(a)	6,604,334	6,623,053
0.93%, 06/25/2038(a)	5,434,632	5,441,251
6.58%, 06/25/2039(a)	4,138,245	4,881,521
1.08%, 02/25/2041(a)	3,888,038	3,910,492
1.05%, 11/25/2041(a)	1,752,080	1,760,447
Federal Home Loan Bank 5.77%, 03/23/2018	805,491	850,431
Freddie Mac REMICs, 4.00%, 12/15/2017 to 06/15/2039	167,330	169,414
5.00%, 02/15/2018 to 04/15/2019	594,168	604,871
4.50%, 07/15/2018	155,501	159,614
3.00%, 10/15/2018 to 04/15/2026	2,016,103	2,058,263
1.02%, 12/15/2035 to 03/15/2040(a)	6,148,284	6,176,667
0.82%, 03/15/2036 to 09/15/2044(a)	15,031,538	15,013,090
0.84%, 11/15/2036(a)	5,868,646	5,856,399
0.89%, 03/15/2037(a)	1,681,039	1,680,064
0.92%, 05/15/2037 to 06/15/2037(a)	4,302,686	4,309,761
1.38%, 11/15/2039(a)	1,020,646	1,037,762
0.97%, 03/15/2040 to 02/15/2042(a)	15,903,079	15,930,076
Freddie Mac STRIPS 0.84%, 10/15/2037(a)	4,568,626	4,552,000
Ginnie Mae REMICs, 6.00%, 01/16/2025	563,252	622,230
5.72%, 08/20/2034(a)	1,455,436	1,645,720
4.50%, 09/16/2034	265,699	267,853
4.00%, 02/20/2038	345,995	350,113
5.87%, 01/20/2039(a)	5,103,735	5,799,765
1.33%, 09/16/2039(a)	1,750,874	1,775,703
4.49%, 07/20/2041(a)	1,057,553	1,144,096
2.00%, 09/20/2041(a)	4,813,274	4,969,668
0.78%, 01/20/2042(a)	1,207,758	1,205,635
Ginnie Mae REMICs, IO, 1.57%, 09/20/2064(a)	10,249,592	909,651
1.61%, 11/20/2064(a)	6,590,803	554,043
1.67%, 12/20/2064(a)	17,474,477	1,643,450
		117,590,453

	Principal Amount	Value

Federal Deposit Insurance Co. (FDIC)–0.00%

Series 2010-S1, Class 1A, Structured Sale Gtd. Floating Rate Notes, 1.07%, 02/25/2048(a)(b)	$1,722	$1,722

Federal Home Loan Mortgage Corp. (FHLMC)–10.41%

Pass Through Ctfs., 6.50%, 10/01/2016 to 12/01/2035	3,421,500	4,016,319
7.00%, 12/01/2016 to 03/01/2036	3,953,548	4,548,279
6.00%, 04/01/2017 to 07/01/2038	710,517	775,337
5.00%, 07/01/2018 to 01/01/2040	1,802,705	2,006,288
4.50%, 09/01/2020 to 08/01/2041	11,903,195	13,232,833
8.50%, 09/01/2020 to 08/01/2031	534,495	607,971
10.00%, 03/01/2021	10,906	11,341
9.00%, 06/01/2021 to 06/01/2022	78,282	82,872
8.00%, 12/01/2021 to 09/01/2036	1,673,370	1,866,351
7.50%, 09/01/2022 to 06/01/2035	1,260,655	1,450,660
5.50%, 12/01/2022	417,472	437,317
3.50%, 08/01/2026	1,016,182	1,088,959
3.00%, 05/01/2027	1,690,945	1,794,025
7.05%, 05/20/2027	125,338	140,191
6.03%, 10/20/2030	841,909	985,565
Pass Through Ctfs., ARM, 2.86%, 09/01/2035(a)	5,895,849	6,244,064
2.99%, 07/01/2036(a)	4,644,240	4,902,256
2.59%, 10/01/2036(a)	3,128,494	3,308,114
2.75%, 10/01/2036(a)	186,853	198,301
2.89%, 11/01/2037(a)	2,608,831	2,711,182
2.93%, 01/01/2038(a)	122,863	130,990
2.95%, 07/01/2038(a)	1,166,220	1,239,514
2.51%, 06/01/2043(a)	3,727,384	3,918,213
2.92%, 02/01/2045(a)	2,600,429	2,697,618
2.77%, 08/01/2045(a)	2,281,427	2,356,989
3.16%, 09/01/2045(a)	2,542,462	2,641,780
		63,393,329

Federal National Mortgage Association (FNMA)–11.36%

Pass Through Ctfs., 7.00%, 11/01/2016 to 06/01/2036	5,173,811	5,735,425
6.50%, 01/01/2017 to 11/01/2037	3,397,598	3,842,862
7.50%, 04/01/2017 to 08/01/2037	5,471,282	6,437,886
6.00%, 09/01/2017 to 10/01/2038	2,574,724	2,946,178
5.00%, 11/01/2017 to 12/01/2033	418,519	441,832
8.50%, 11/01/2017 to 08/01/2037	1,291,175	1,510,449
8.00%, 12/01/2017 to 10/01/2037	3,971,101	4,783,714
4.50%, 04/01/2019 to 08/01/2041	8,486,738	9,263,494
5.50%, 03/01/2021 to 05/01/2035	2,042,783	2,360,782
6.75%, 07/01/2024	405,132	466,926
6.95%, 10/01/2025	20,034	20,608
3.50%, 03/01/2027 to 08/01/2027	11,368,613	12,019,445
3.00%, 05/01/2027 to 08/01/2027	4,967,465	5,237,427

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Government Securities Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

Pass Through Ctfs., ARM, 2.71%, 10/01/2034(a)	$2,727,973	$2,895,732
2.71%, 05/01/2035(a)	457,247	483,892
2.76%, 03/01/2038(a)	137,227	145,353
2.78%, 02/01/2042(a)	1,907,803	1,992,273
2.29%, 06/01/2043(a)	3,161,338	3,249,100
2.26%, 08/01/2043(a)	2,930,378	3,010,166
2.25%, 05/01/2044(a)	2,265,146	2,326,280
		69,169,824

Government National Mortgage Association (GNMA)–3.55%

Pass Through Ctfs., 6.50%, 11/20/2016 to 01/15/2035	4,144,585	4,703,118
7.50%, 03/15/2017 to 10/15/2035	2,668,264	3,116,061
7.00%, 04/15/2017 to 12/15/2036	1,062,286	1,182,681
8.00%, 05/15/2017 to 01/15/2037	1,391,945	1,645,694
8.50%, 12/15/2017 to 01/15/2037	154,972	163,354
10.00%, 06/15/2019	4,363	4,508
6.00%, 09/15/2020 to 08/15/2033	679,104	766,091
5.00%, 02/15/2025	192,185	214,336
6.95%, 08/20/2025 to 08/20/2027	308,352	316,690
6.38%, 10/20/2027 to 04/20/2028	344,369	382,027
6.10%, 12/20/2033	4,543,396	5,374,937
3.50%, 10/20/2042	3,606,879	3,750,101
		21,619,598
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $265,360,427)		271,774,926

U.S. Treasury Securities–30.83%

U.S. Treasury Bills–0.33%

0.45%, 11/17/2016(c)(d)	2,000,000	1,999,575

U.S. Treasury Notes–23.01%

1.00%, 08/15/2018	2,300,000	2,309,973
0.75%, 08/31/2018	5,000,000	4,999,025
1.50%, 12/31/2018	2,500,000	2,537,793
1.00%, 03/15/2019	11,500,000	11,544,470
1.63%, 06/30/2019	4,000,000	4,081,484
0.75%, 07/15/2019	12,000,000	11,961,096
1.63%, 07/31/2019	2,700,000	2,756,319
1.75%, 09/30/2019	2,500,000	2,562,550
1.38%, 08/31/2020	11,000,000	11,136,213
2.00%, 09/30/2020	6,000,000	6,217,968
1.75%, 12/31/2020	8,000,000	8,215,000
1.38%, 01/31/2021	3,000,000	3,033,282
1.25%, 03/31/2021	4,500,000	4,524,170
3.13%, 05/15/2021	2,100,000	2,285,596
1.38%, 05/31/2021	4,000,000	4,044,376
1.13%, 06/30/2021	3,250,000	3,246,890
2.13%, 06/30/2021	6,500,000	6,788,437
1.13%, 07/31/2021	6,300,000	6,292,125
2.13%, 08/15/2021	2,700,000	2,820,182
2.00%, 10/31/2021	2,500,000	2,598,095
2.00%, 11/15/2021	3,300,000	3,429,165
2.13%, 06/30/2022	3,000,000	3,138,573
2.00%, 07/31/2022	7,000,000	7,275,898

	Principal Amount		Value

U.S. Treasury Notes–(continued)

1.63%, 11/15/2022	$2,000,000		$2,034,218
2.13%, 12/31/2022	7,000,000		7,326,487
1.50%, 02/28/2023	5,800,000		5,847,804
1.63%, 04/30/2023	4,000,000		4,060,236
1.63%, 05/31/2023	3,000,000		3,044,472
			140,111,897

U.S. Treasury Inflation - Indexed Notes–2.03%

0.13%, 04/15/2020	2,260,874	(e)	2,306,320
0.63%, 01/15/2026	9,515,858	(e)	10,026,831
			12,333,151

U.S. Treasury Bonds–5.46%

8.75%, 05/15/2020	1,200,000		1,530,164
7.88%, 02/15/2021	1,100,000		1,417,840
5.38%, 02/15/2031	3,800,000		5,551,488
3.38%, 05/15/2044	6,000,000		7,343,088
3.00%, 05/15/2045	3,000,000		3,431,835
2.88%, 08/15/2045	750,000		838,169
3.00%, 11/15/2045	3,000,000		3,434,532
2.50%, 05/15/2046	6,000,000		6,230,394
2.25%, 08/15/2046	3,550,000		3,497,031
			33,274,541
Total U.S. Treasury Securities (Cost $181,878,173)			187,719,164

Non-U.S. Government Sponsored Agency Securities –15.78%

Collateralized Mortgage Obligations–13.06%

Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO Variable Rate Pass Through Ctfs., 1.07%, 09/15/2048(a)	16,863,964		1,025,960
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.42%, 05/15/2032(a)(b)	2,460,000		2,420,345
Bear Stearns ARM Trust, Series 2004-10, Class 12A1, Variable Rate Pass Through Ctfs., 2.99%, 01/25/2035(a)	997,282		991,293
Chase Mortgage Trust, Series 2016-1, Class M3, Pass Through Ctfs., 3.75%, 04/25/2045(b)	3,138,493		3,166,508
Series 2016-2, Class M3, Pass Through Ctfs., 3.75%, 12/25/2045(b)	3,533,357		3,562,863
Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.57%, 06/08/2030(a)(b)	5,900,000		5,913,166
Series 2015-CR23, Class CMB, Variable Rate Pass Through Ctfs., 3.81%, 05/10/2048(a)(b)	4,740,000		4,797,581
Series 2015-CR24, Class B, Variable Rate Pass Through Ctfs., 4.52%, 08/10/2048(a)	6,200,000		6,898,665

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Government Securities Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

Credit Suisse Mortgage Capital Trust, Series 2015-TOWN, Class B, Floating Rate Pass Through Ctfs., 2.42%, 03/15/2017(a)(b)	$7,100,000	$6,976,849
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/2041 (Acquired 04/22/2013; Cost $9,263,822)(b)	8,950,553	9,459,615
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.25%, 09/08/2039 (Acquired 11/05/2010; Cost $15,519,483)(a)(b)	15,021,884	15,538,261
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(b)	5,142,427	5,170,143
Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSD, Floating Rate Pass Through Ctfs., 4.18%, 08/15/2026(a)(b)	3,000,000	3,010,273
Towd Point Mortgage Trust, Series 2015-1, Class AES, Pass Through Ctfs., 3.00%, 10/25/2053(b)	4,323,183	4,400,407
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class B, Variable Rate Pass Through Ctfs., 4.27%, 05/15/2048(a)	5,900,000	6,180,822
		79,512,751

Bonds & Notes–2.72%

Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Global Bonds, 5.13%, 11/01/2024	3,800,000	4,758,474
Private Export Funding Corp., Series BB, Sec. Gtd. Notes, 4.30%, 12/15/2021	1,540,000	1,759,166
Series FF, Sec. Gtd. Notes, 1.38%, 02/15/2017	5,000,000	5,013,593
Series HH, Sr. Sec. Gtd. Notes, 1.45%, 08/15/2019	5,000,000	5,050,502
		16,581,735
Total Non-U.S. Government Sponsored Agency Securities (Cost $93,639,170)		96,094,486

U.S. Government Sponsored Agency Securities–7.25%

Federal Agricultural Mortgage Corp. (FAMC)–2.35%

Series 2007-1, Sec. Gtd. Notes, 5.13%, 04/19/2017(b)	14,000,000	14,339,318

Federal Farm Credit Bank (FFCB)–0.47%

Unsec. Medium-Term Notes, 5.75%, 12/07/2028	2,100,000	2,878,867

	Principal Amount	Value

Federal Home Loan Bank (FHLB)–1.11%

Unsec. Bonds, 3.38%, 06/12/2020	$6,220,000	$6,733,218

Federal Home Loan Mortgage Corp. (FHLMC)–0.22%

Unsec. Global Notes, 2.38%, 01/13/2022	1,250,000	1,317,279

Financing Corp (FICO)–0.52%

Sec. Bonds, 9.80%, 04/06/2018	700,000	795,433
Series E, Sec. Bonds, 9.65%, 11/02/2018	1,985,000	2,345,432
		3,140,865

Tennessee Valley Authority (TVA)–2.58%

Sr. Unsec. Global Bonds, 4.88%, 12/15/2016	13,553,000	13,676,502
Sr. Unsec. Global Notes, 1.88%, 08/15/2022	2,000,000	2,041,948
		15,718,450
Total U.S. Government Sponsored Agency Securities (Cost $42,612,441)		44,127,997

	Shares

Money Market Funds–1.53%
Government & Agency Portfolio –Institutional Class, 0.31% (Cost $9,320,385)(f)	9,320,385	9,320,385

Options Purchased-0.04%

(Cost $295,000)(g)		225,388
TOTAL INVESTMENTS–100.06% (Cost $593,105,596)		609,262,346
OTHER ASSETS LESS LIABILITIES–(0.06)%		(388,694)
NET ASSETS–100.00%		$608,873,652

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage
Ctfs.	—Certificates
Gtd.	—Guaranteed
IO	—Interest Only
REMICs	—Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
STRIPS	—Separately Traded Registered Interest and Principal Security
Unsec.	—Unsecured

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Government Securities Fund

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2016.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2016 was $78,757,051, which represented 12.93% of the Fund’s Net Assets.

(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(e)	Principal amount of security and interest payments are adjusted for inflation. See Note 1D.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

(g)	The table below details options purchased. See Notes 1G, 1H and 3.

Open Over-The-Counter Interest Rate Swaptions Purchased

Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value	Value
30 Year Interest Rate Swap	Call	Deutsche Bank Securities Inc.	1.67%	Receive	3 Month USD LIBOR	05/16/2017	$5,000,000	$197,622
30 Year Interest Rate Swap	Put	Deutsche Bank Securities Inc.	2.67	Pay	3 Month USD LIBOR	05/16/2017	5,000,000	27,766
Total Options Purchased — Interest Rate Risk (Cost $ 295,000)								$225,388

Abbreviations:

LIBOR —    London Interbank Offered Rate

USD     —    U.S. Dollar

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                  Invesco V.I. Government Securities Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
F.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

                                 Invesco V.I. Government Securities Fund

G.	Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H.	Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
J.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

                                 Invesco V.I. Government Securities Fund

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$9,320,385	$—	$—	$9,320,385
U.S. Treasury Securities	—	187,719,164	—	187,719,164
U.S. Government Sponsored Agency Securities	—	315,902,923	—	315,902,923
Corporate Debt Securities	—	11,823,261	—	11,823,261
Collateralized Municipal Obligations	—	79,512,751	—	79,512,751
Foreign Sovereign Debt Securities	—	4,758,474	—	4,758,474
Options Purchased	—	225,388	—	225,388
	9,320,385	599,941,961	—	609,262,346
Futures Contracts*	(428,082)	—	—	(428,082)
Total Investments	$8,892,303	$599,941,961	$—	$608,834,264
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2016:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Interest rate risk:
Futures contracts (a)	$ 112,634	$ (540,716)
Options purchased (b)	225,388	—
Total	$ 338,022	$ (540,716)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

(b)	Options purchased at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the nine months ended September 30, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
	Futures Contracts	Options Purchased(a)
Realized Gain (Loss):
Interest Rate Risk	$ 8,665,988	$ (140,000)
Change in Net Unrealized Appreciation (Depreciation):
Interest Rate Risk	(708,283)	(69,612)
Total	$ 7,957,705	$ (209,612)
(a)	Options purchased are included in the net unrealized appreciation (depreciation) of investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

                                 Invesco V.I. Government Securities Fund

The table below summarizes the nine month average notional value of futures contracts and the seven month average notional value of options purchased.

	Futures Contracts	Options Purchased
Average notional value	$ 138,479,492	$ 17,142,857

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
90 Day Euro Bonds	Short	28	December-2016	$(6,935,600)	$889
90 Day Euro Bonds	Short	28	March-2017	(6,933,850)	439
90 Day Euro Bonds	Short	28	June-2017	(6,931,050)	839
90 Day Euro Bonds	Short	28	September-2017	(6,928,600)	1,289
90 Day Euro Bonds	Short	28	December-2017	(6,925,450)	1,339
90 Day Euro Bonds	Short	28	March-2018	(6,924,050)	739
90 Day Euro Bonds	Short	28	June-2018	(6,921,950)	589
90 Day Euro Bonds	Short	28	September-2018	(6,919,500)	(1,461)
90 Day Euro Bonds	Short	12	December-2018	(2,964,150)	(626)
90 Day Euro Bonds	Short	12	March-2019	(2,963,400)	(776)
90 Day Euro Bonds	Short	12	June-2019	(2,962,500)	(1,076)
90 Day Euro Bonds	Short	12	September-2019	(2,961,450)	(1,376)
U.S. Treasury 2 Year Notes	Short	144	December-2016	(31,459,500)	(7,636)
U.S. Treasury 5 Year Notes	Long	313	December-2016	38,034,391	77,318
U.S. Treasury 10 Year Notes	Long	267	December-2016	35,010,375	29,193
U.S. Treasury 10 Year Ultra Bonds	Short	50	December-2016	(7,207,813)	(3,244)
U.S. Treasury 30 Year Bonds	Short	71	December-2016	(11,939,094)	(101,238)
U.S. Treasury Ultra Bonds	Long	248	December-2016	45,601,000	(423,283)
Total Futures Contracts—Interest Rate Risk					$(428,082)

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $39,397,537 and $109,323,481, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $131,186,830 and $45,388,785, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$17,787,897
Aggregate unrealized (depreciation) of investment securities	(1,633,018)
Net unrealized appreciation of investment securities	$16,154,879
Cost of investments for tax purposes is $593,107,467.

                                 Invesco V.I. Government Securities Fund

Invesco V.I. Growth and Income Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us	VK-VIGRI-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.15%

Aerospace & Defense–1.33%

General Dynamics Corp.	164,213	$25,479,289

Agricultural Products–0.59%

Archer-Daniels-Midland Co.	266,128	11,222,618

Application Software–1.00%

Citrix Systems, Inc. (b)	223,329	19,032,097

Asset Management & Custody Banks–2.44%

Northern Trust Corp.	284,885	19,369,331
State Street Corp.	391,626	27,268,919
		46,638,250

Auto Parts & Equipment–1.09%

Johnson Controls International PLC	448,575	20,872,195

Automobile Manufacturers–1.03%

General Motors Co.	622,634	19,781,082

Biotechnology–1.06%

Amgen Inc.	122,030	20,355,824

Broadcasting–0.29%

CBS Corp. -Class B	100,186	5,484,182

Cable & Satellite–2.41%

Charter Communications, Inc. -Class A (b)	63,550	17,156,593
Comcast Corp. -Class A	436,385	28,949,781
		46,106,374

Communications Equipment–2.99%

Cisco Systems, Inc.	1,064,171	33,755,504
Juniper Networks, Inc.	976,563	23,496,106
		57,251,610

Construction Machinery & Heavy Trucks–1.34%

Caterpillar Inc.	289,601	25,707,881

Data Processing & Outsourced Services–1.03%

PayPal Holdings, Inc. (b)	480,881	19,701,695

Diversified Banks–12.54%

Bank of America Corp.	3,615,107	56,576,424
Citigroup Inc.	1,694,574	80,034,730
Comerica Inc.	417,659	19,763,624
JPMorgan Chase & Co.	1,254,222	83,518,643
		239,893,421

Diversified Metals & Mining–0.75%

BHP Billiton Ltd. (Australia)	825,871	14,291,350

Drug Retail–1.72%

Walgreens Boots Alliance, Inc.	408,704	32,949,717

	Shares	Value

Electric Utilities–1.39%

FirstEnergy Corp.	291,853	$9,654,497
PG&E Corp.	278,240	17,019,941
		26,674,438

Fertilizers & Agricultural Chemicals–1.85%

Agrium Inc. (Canada)	131,920	11,963,825
Mosaic Co. (The)	954,003	23,334,913
		35,298,738

Financial Exchanges & Data–1.22%

CME Group Inc. -Class A	114,922	12,011,647
Thomson Reuters Corp.	273,564	11,315,071
		23,326,718

General Merchandise Stores–0.95%

Target Corp.	263,914	18,125,614

Health Care Equipment–2.61%

Baxter International Inc.	463,227	22,049,605
Medtronic PLC	323,504	27,950,746
		50,000,351

Health Care Services–0.67%

Express Scripts Holding Co. (b)	182,555	12,875,604

Home Improvement Retail–0.65%

Kingfisher PLC (United Kingdom)	2,526,178	12,342,762

Hotels, Resorts & Cruise Lines–2.00%

Carnival Corp.	782,205	38,187,248

Industrial Conglomerates–1.74%

General Electric Co.	1,120,929	33,201,917

Industrial Machinery–0.99%

Ingersoll-Rand PLC	278,983	18,954,105

Insurance Brokers–2.90%

Aon PLC	202,046	22,728,155
Marsh & McLennan Cos., Inc.	227,174	15,277,451
Willis Towers Watson PLC	131,417	17,448,235
		55,453,841

Integrated Oil & Gas–5.12%

Exxon Mobil Corp.	208,307	18,181,035
Occidental Petroleum Corp.	284,107	20,717,082
Royal Dutch Shell PLC -Class A (United Kingdom)	1,493,724	37,062,488
TOTAL S.A. (France)	462,966	21,931,472
		97,892,077

Integrated Telecommunication Services–1.07%

Orange S.A. (France)	288,137	4,508,844
Verizon Communications Inc.	306,651	15,939,719
		20,448,563

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Growth and Income Fund

	Shares	Value

Internet Software & Services–1.25%

eBay Inc. (b)	727,877	$23,947,153

Investment Banking & Brokerage–4.35%

Charles Schwab Corp. (The)	617,284	19,487,656
Goldman Sachs Group, Inc. (The)	113,425	18,292,050
Morgan Stanley	1,417,129	45,433,155
		83,212,861

Managed Health Care–1.19%

Anthem, Inc.	102,298	12,818,962
UnitedHealth Group Inc.	70,559	9,878,260
		22,697,222

Movies & Entertainment–0.84%

Time Warner Inc.	201,420	16,035,046

Oil & Gas Equipment & Services–2.06%

Baker Hughes Inc.	602,510	30,408,679
Weatherford International PLC (b)	1,586,506	8,916,164
		39,324,843

Oil & Gas Exploration & Production–6.25%

Apache Corp.	750,682	47,946,059
Canadian Natural Resources Ltd. (Canada)	1,036,147	33,132,057
Devon Energy Corp.	872,066	38,466,831
		119,544,947

Other Diversified Financial Services–0.56%

Voya Financial, Inc.	368,149	10,610,054

Packaged Foods & Meats–1.18%

Mondelez International, Inc. -Class A	514,934	22,605,603

Pharmaceuticals–6.68%

Eli Lilly and Co.	194,830	15,637,056
Merck & Co., Inc.	653,721	40,798,728
Novartis AG (Switzerland)	240,304	18,899,759
Pfizer Inc.	1,045,059	35,396,148
Sanofi (France)	224,308	17,090,536
		127,822,227

Railroads–1.13%

CSX Corp.	705,941	21,531,201

	Shares	Value

Regional Banks–6.50%

BB&T Corp.	417,254	$15,738,821
Citizens Financial Group, Inc.	1,383,454	34,185,149
Fifth Third Bancorp	1,336,633	27,347,511
First Horizon National Corp.	999,988	15,229,817
PNC Financial Services Group, Inc. (The)	353,589	31,854,833
		124,356,131

Semiconductor Equipment–1.13%

Applied Materials, Inc.	719,302	21,686,955

Semiconductors–3.14%

Intel Corp.	698,563	26,370,753
QUALCOMM, Inc.	492,049	33,705,357
		60,076,110

Systems Software–3.25%

Microsoft Corp.	489,998	28,223,885
Oracle Corp.	864,081	33,941,102
		62,164,987

Tobacco–1.08%

Philip Morris International Inc.	212,701	20,678,791

Wireless Telecommunication Services–0.79%

Vodafone Group PLC –ADR (United Kingdom)	516,555	15,057,578

Total Common Stocks & Other Equity Interests (Cost $1,631,604,343)		1,838,901,270

Money Market Funds–4.54%

Government & Agency Portfolio –Institutional Class, 0.31% (c)	52,108,113	52,108,113
Treasury Portfolio –Institutional Class, 0.23% (c)	34,738,742	34,738,742
Total Money Market Funds (Cost $86,846,855)		86,846,855
TOTAL INVESTMENTS–100.69% (Cost $1,718,451,198)		1,925,748,125
OTHER ASSETS LESS LIABILITIES–(0.69)%		(13,122,813)
NET ASSETS–100.00%		$1,912,625,312

Investment Abbreviations:

ADR     —   American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco V.I. Growth and Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

                                 Invesco V.I. Growth and Income Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2016, there were transfers from Level 1 to Level 2 of $17,090,536 and from Level 2 to Level 1 of $82,402,563, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,894,366,239	$31,381,886	$—	$1,925,748,125
Forward Foreign Currency Contracts*	—	468,126	—	468,126
Total Investments	$1,894,366,239	$31,850,012	$—	$1,926,216,251
*	Unrealized appreciation.

                                 Invesco V.I. Growth and Income Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional	Unrealized Appreciation
	Counterparty	Deliver		Receive		Value	(Depreciation)
10/14/2016	Bank of New York Mellon (The)	AUD	5,578,245	USD	4,163,675	$4,268,997	$(105,322)
10/14/2016	Bank of New York Mellon (The)	CAD	21,191,597	USD	16,104,812	16,158,932	(54,120)
10/14/2016	Bank of New York Mellon (The)	CHF	6,935,255	USD	7,129,645	7,145,554	(15,909)
10/14/2016	Bank of New York Mellon (The)	EUR	14,351,255	USD	16,150,041	16,132,291	17,750
10/14/2016	Bank of New York Mellon (The)	GBP	18,293,370	USD	24,112,308	23,721,551	390,757
10/14/2016	State Street Bank and Trust Co.	AUD	6,887,173	USD	5,168,235	5,270,711	(102,476)
10/14/2016	State Street Bank and Trust Co.	CAD	21,194,594	USD	16,106,293	16,161,217	(54,924)
10/14/2016	State Street Bank and Trust Co.	CHF	6,987,359	USD	7,182,507	7,199,237	(16,730)
10/14/2016	State Street Bank and Trust Co.	EUR	15,370,500	USD	17,294,786	17,278,028	16,758
10/14/2016	State Street Bank and Trust Co.	GBP	18,358,958	USD	24,198,943	23,806,601	392,342
Total Forward Foreign Currency Contracts—Currency Risk							$468,126

Currency Abbreviations:

AUD — Australian Dollar	EUR — Euro

CAD — Canadian Dollar	GBP — British Pound Sterling

CHF — Swiss Franc	USD — U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $522,950,394 and $339,878,436, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$272,891,234
Aggregate unrealized (depreciation) of investment securities	(66,351,620)
Net unrealized appreciation of investment securities	$206,539,614

Cost of investments for tax purposes is $1,719,208,511.

                                 Invesco V.I. Growth and Income Fund

Invesco V.I. High Yield Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us	VIHYI-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2016

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–89.98%

Advertising–0.14%

Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	$246,000	$266,295

Aerospace & Defense–2.30%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/2022(b)	380,000	343,425
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	749,000	778,960
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	645,000	672,412
Orbital ATK Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2023	189,000	199,395
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 05/15/2025	1,960,000	2,048,200
Sr. Unsec. Gtd. Sub. Notes, 6.38%, 06/15/2026(b)	269,000	280,433
		4,322,825

Agricultural & Farm Machinery–0.36%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	715,000	677,463

Air Freight & Logistics–0.04%

XPO Logistics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 09/01/2023(b)	69,000	71,243

Alternative Carriers–1.27%

EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/2020	565,000	594,662
Level 3 Financing, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2026(b)	1,248,000	1,294,800
Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2025	480,000	502,800
		2,392,262

Aluminum–0.69%

Alcoa Nederland B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(b)	800,000	835,155
Novelis Corp., Sr. Unsec. Gtd. Notes, 5.88%, 09/30/2026(b)	448,000	460,880
		1,296,035

Apparel Retail–0.95%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	647,000	691,481

	Principal Amount	Value

Apparel Retail–(continued)

Men’s Wearhouse, Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/2022	$1,165,000	$1,087,819
		1,779,300

Asset Management & Custody Banks–0.72%

Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	1,230,000	1,346,850

Auto Parts & Equipment–0.24%

Dana Inc., Sr. Unsec. Notes, 5.38%, 09/15/2021	133,000	138,653
5.50%, 12/15/2024	313,000	320,042
		458,695

Broadcasting–2.67%

iHeartCommunications, Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	644,000	673,785
Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	697,000	692,644
Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	1,099,000	873,705
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	411,000	443,880
Nexstar Escrow Corp., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	540,000	545,400
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	236,000	241,900
5.88%, 03/15/2026(b)	293,000	306,185
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 07/15/2026(b)	620,000	640,925
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	581,000	591,167
		5,009,591

Building Products–1.58%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	408,000	440,513
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	178,000	178,890
Builders FirstSource, Inc., Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	435,000	501,337
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	1,010,000	1,047,875
HD Supply, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2024(b)	161,000	169,855

See accompanying notes which are an integral part of this schedule.

                                Invesco V.I. High Yield Fund

	Principal Amount	Value

Building Products–(continued)

Norbord Inc. (Canada), Sr. Sec. Gtd. First Lien Notes, 6.25%, 04/15/2023(b)	$460,000	$490,038
Standard Industries Inc., Sr. Unsec. Notes, 6.00%, 10/15/2025(b)	132,000	142,065
		2,970,573

Cable & Satellite–7.85%

AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	500,000	505,625
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	2,120,000	2,252,500
CSC Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 10/15/2025(b)	200,000	217,500
Sr. Unsec. Notes, 10.13%, 01/15/2023(b)	1,755,000	2,027,025
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/2021(b)	459,000	459,000
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	2,154,000	2,140,537
Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Notes, 5.25%, 08/01/2026(b)	271,000	269,645
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	642,000	686,940
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/2020	575,000	448,500
SFR Group S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	1,645,000	1,677,900
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(b)	564,000	577,395
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	1,250,000	1,281,250
Virgin Media Finance PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Notes, 6.00%, 10/15/2024(b)	209,000	217,101
Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	250,000	258,750
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Bonds, 5.25%, 01/15/2026(b)	200,000	204,000
Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(b)	299,000	306,475
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	590,000	613,600
Ziggo Bond Finance B.V. (Netherlands), Sr. Unsec. Notes, 5.88%, 01/15/2025(b)	600,000	604,500
		14,748,243

	Principal Amount	Value

Casinos & Gaming–2.33%

Boyd Gaming Corp., Sr. Unsec. Gtd. Notes, 6.38%, 04/01/2026(b)	$213,000	$228,975
Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	940,000	1,022,250
MGM Growth Properties Operating Partnership LP/ MGP Finance Co-Issuer, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 05/01/2024(b)	233,000	252,223
MGM Resorts International, Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	398,000	391,035
6.00%, 03/15/2023	475,000	516,562
7.75%, 03/15/2022	319,000	370,439
Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Global Notes, 9.75%, 09/01/2021	460,000	498,525
Pinnacle Entertainment, Inc., Sr. Unsec. Bonds, 5.63%, 05/01/2024(b)	699,000	709,485
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	385,000	390,775
		4,380,269

Commercial Printing–0.39%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	698,000	735,518

Commodity Chemicals–0.60%

Consolidated Energy Finance S.A. (Trinidad), Sr. Unsec. Gtd. Notes, 6.75%, 10/15/2019(b)	640,000	635,200
Koppers Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/2019	481,000	493,025
		1,128,225

Construction Machinery & Heavy Trucks–2.43%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/2019(b)	695,000	724,538
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/2019	887,000	889,217
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	186,000	179,025
6.75%, 06/15/2021	497,000	504,455
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/2021	770,000	777,700
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2022	1,240,000	1,305,100
5.38%, 03/01/2025	179,000	188,621
		4,568,656

Consumer Finance–1.55%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/2025	1,799,000	1,850,721
5.13%, 09/30/2024	991,000	1,055,415
		2,906,136

See accompanying notes which are an integral part of this schedule.

                                Invesco V.I. High Yield Fund

	Principal Amount	Value

Data Processing & Outsourced Services–1.35%

First Data Corp., Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	$343,000	$350,717
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	2,065,000	2,186,319
		2,537,036

Diversified Banks–1.58%

Citigroup Inc., Series T, Jr. Unsec. Sub. Global Notes, 6.25%, 12/29/2049	664,000	714,630
Dresdner Funding Trust I (Germany), REGS, Jr. Unsec. Sub. Euro Notes, 8.15%, 06/30/2031(b)	365,000	437,208
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	808,000	813,394
6.13%, 12/15/2022	940,000	1,003,347
		2,968,579

Diversified Chemicals–0.78%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	1,489,000	1,459,220

Diversified Metals & Mining–2.58%

FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Sec. Gtd. Notes, 9.75%, 03/01/2022(b)	300,000	348,750
Sr. Unsec. Gtd. Notes, 6.88%, 04/01/2022(b)	788,000	815,580
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.50%, 11/01/2020(b)	67,000	71,523
7.88%, 11/01/2022(b)	761,000	814,270
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	1,064,000	1,048,040
Sr. Unsec. Gtd. Notes, 4.50%, 01/15/2021	816,000	809,880
8.50%, 06/01/2024(b)	400,000	461,000
Sr. Unsec. Notes, 6.13%, 10/01/2035	495,000	471,487
		4,840,530

Electrical Components & Equipment–0.78%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	798,000	807,975
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	270,000	282,150
5.00%, 10/01/2025(b)	370,000	382,025
		1,472,150

	Principal Amount	Value

Environmental & Facilities Services–0.59%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/2020	$1,061,000	$1,116,703

Food Distributors–0.36%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	653,000	682,385

Food Retail–0.40%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)	715,000	752,538

Forest Products–0.00%

Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/2017 (Acquired 04/01/2014; Cost $0) (b)(c)(d)	40,000	200

Gas Utilities–1.31%

AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	390,000	415,350
5.88%, 08/20/2026	492,000	525,210
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	484,000	442,860
Sr. Unsec. Gtd. Global Notes, 6.75%, 06/15/2023	171,000	151,762
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	914,000	932,280
		2,467,462

General Merchandise Stores–0.31%

Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	537,000	580,631

Health Care Facilities–4.90%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	500,000	526,250
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	529,202	459,083
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	94,000	101,990
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	421,000	465,994
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	698,000	747,296
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/2022	334,000	384,935
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	640,000	664,000
5.88%, 02/15/2026	1,310,000	1,398,425

See accompanying notes which are an integral part of this schedule.

                                Invesco V.I. High Yield Fund

	Principal Amount	Value

Health Care Facilities–(continued)

HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	$395,000	$413,763
LifePoint Health, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 05/01/2024(b)	405,000	407,025
5.88%, 12/01/2023	110,000	114,400
RegionalCare Hospital Partners Holdings Inc., Sr. Sec. Gtd. First Lien Notes, 8.25%, 05/01/2023(b)	279,000	289,463
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/2023(b)	965,000	1,015,662
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 06/15/2023	1,114,000	1,041,590
8.00%, 08/01/2020	308,000	314,160
8.13%, 04/01/2022	665,000	668,325
Universal Health Services, Inc, Sr. Sec. Gtd. First Lien Notes, 5.00%, 06/01/2026(b)	177,000	184,965
		9,197,326

Health Care Services–1.58%

AMN Healthcare Services, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	418,000	423,748
DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	815,000	822,131
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	765,000	805,162
MPH Acquisition Holdings LLC, Sr. Unsec. Notes, 7.13%, 06/01/2024(b)	851,000	919,080
		2,970,121

Home Improvement Retail–0.43%

Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	880,000	816,200

Homebuilding–2.02%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	907,000	886,592
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/2021	887,000	884,782
CalAtlantic Group Inc., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	554,000	581,700
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. First Lien Notes, 7.25%, 10/15/2020(b)	92,000	81,880
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	105,000	114,188
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	405,000	428,287
7.15%, 04/15/2020	270,000	301,388

	Principal Amount	Value

Homebuilding–(continued)

Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	$498,000	$522,900
		3,801,717

Household Products–1.78%

Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	357,000	368,603
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	200,000	207,250
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/2021	988,000	1,031,225
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	561,000	603,776
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	350,000	379,750
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	729,000	761,805
		3,352,409

Independent Power Producers & Energy Traders–2.42%

AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	1,812,000	1,875,420
6.00%, 05/15/2026	48,000	50,880
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/2023	357,000	357,893
5.50%, 02/01/2024	1,415,000	1,400,850
NRG Energy, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/2027(b)	781,000	765,380
Red Oak Power LLC, Series A, Sr. Sec. First Lien Bonds, 8.54%, 11/30/2019	91,533	91,761
		4,542,184

Industrial Gases–0.27%

Versum Materials, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 09/30/2024(b)	491,000	508,185

Integrated Oil & Gas–0.06%

California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	179,000	119,035

Integrated Telecommunication Services–3.04%

CenturyLink, Inc., Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	1,728,000	1,861,920
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	274,000	281,878
Communications Sales & Leasing, Inc./CSL Capital LLC, Sr. Sec. Gtd. First Lien Notes, 6.00%, 04/15/2023(b)	65,000	67,681

See accompanying notes which are an integral part of this schedule.

                                Invesco V.I. High Yield Fund

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

Frontier Communications Corp., Sr. Unsec. Global Notes, 7.88%, 01/15/2027	$150,000	$136,875
8.88%, 09/15/2020(b)	276,000	299,460
10.50%, 09/15/2022	810,000	862,650
11.00%, 09/15/2025	850,000	889,312
GCI, Inc., Sr. Unsec. Global Notes, 6.88%, 04/15/2025	291,000	299,730
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/2024(b)	985,000	1,009,625
		5,709,131

Internet Software & Services–1.24%

CyrusOne LP/CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2022	930,000	989,287
Equinix, Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	806,000	870,480
Match Group, Inc., Sr. Unsec. Global Notes, 6.38%, 06/01/2024	423,000	462,128
		2,321,895

Leisure Facilities–0.03%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	50,000	53,000

Leisure Products–0.45%

Vista Outdoor Inc., Sr. Unsec. Gtd. Notes, 5.88%, 10/01/2023(b)	806,000	848,315

Managed Health Care–0.20%

Centene Corp., Sr. Unsec. Notes, 4.75%, 05/15/2022	258,000	267,030
Molina Healthcare, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/15/2022	102,000	105,825
		372,855

Marine–0.50%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/2021 (Acquired 10/29/2013-07/16/2015; Cost $1,258,005)(b)	1,258,000	930,920

Metal & Glass Containers–0.59%

Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. (Ireland), Sr. Unsec. Gtd. Notes, 7.25%, 05/15/2024(b)	310,000	330,925
Berry Plastics Corp., Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	90,000	95,400
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	405,000	421,706

	Principal Amount	Value

Metal & Glass Containers–(continued)

Coveris Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.88%, 11/01/2019(b)	$249,000	$255,848
		1,103,879

Oil & Gas Drilling–0.12%

Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	264,000	216,480

Oil & Gas Equipment & Services–0.15%

SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	288,000	282,960

Oil & Gas Exploration & Production–7.14%

Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 5.38%, 09/15/2024(b)	207,000	209,846
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 12/01/2022	185,000	187,313
5.38%, 11/01/2021	665,000	676,637
5.63%, 06/01/2023	269,000	275,052
6.00%, 12/01/2020	414,000	429,525
Callon Petroleum Co., Sr. Unsec. Gtd. Notes, 6.13%, 10/01/2024(b)	442,000	460,785
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2022	232,000	241,280
5.50%, 04/01/2023	1,413,000	1,465,987
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/2022	669,000	671,509
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	323,000	230,945
Murphy Oil Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2024	134,000	139,025
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	1,088,000	1,120,640
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	619,000	594,240
Sr. Unsec. Gtd. Notes, 6.50%, 11/01/2021	165,000	158,400
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	63,000	65,363
7.50%, 02/15/2022(b)	609,000	648,585
PDC Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/2022	23,000	24,668
QEP Resources, Inc., Sr. Unsec. Notes, 6.88%, 03/01/2021	281,000	295,752

See accompanying notes which are an integral part of this schedule.

                                Invesco V.I. High Yield Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Range Resources Corp., Sr. Unsec. Gtd. Notes, 5.00%, 08/15/2022(b)	$183,000	$182,543
5.00%, 03/15/2023(b)	690,000	683,100
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2022	526,000	545,725
RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/2022	1,492,000	1,570,330
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	161,000	162,610
6.50%, 01/01/2023	281,000	285,215
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	551,000	504,165
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	565,000	519,800
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/2022	1,075,000	1,069,625
		13,418,665

Oil & Gas Refining & Marketing–0.51%

MPLX LP, Sr. Unsec. Gtd. Notes, 5.50%, 02/15/2023(b)	913,000	949,520

Oil & Gas Storage & Transportation–4.36%

Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	712,000	744,930
Holly Energy Partners, L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	707,000	730,861
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 04/15/2023	200,000	213,438
5.63%, 03/01/2025	1,732,000	1,858,652
Sr. Sec. Notes, 5.00%, 03/15/2027(b)	336,000	345,660
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	1,298,000	1,320,715
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2021	247,000	256,263
Sr. Unsec. Gtd. Notes, 5.13%, 02/01/2025(b)	723,000	728,422
Tesoro Corp., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	400,000	417,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/15/2021	235,000	247,044
6.38%, 05/01/2024	1,181,000	1,269,575
Willams Cos. Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	55,000	56,372
		8,188,932

	Principal Amount	Value

Other Diversified Financial Services–0.28%

Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. Notes, 7.38%, 04/15/2021(b)	$492,000	$529,927

Packaged Foods & Meats–1.30%

FAGE International S.A./FAGE USA Dairy Industry, Inc. (Luxembourg), Sr. Unsec. Gtd. Notes, 5.63%, 08/15/2026(b)	200,000	207,000
JBS Investments GmbH (Brazil), REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/2024(b)	230,000	235,175
Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(b)	300,000	309,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 01/15/2024(b)	209,000	224,675
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/2022	552,000	586,500
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	814,000	882,172
		2,444,522

Paper Packaging–0.31%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	550,000	578,875

Paper Products–0.39%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	394,000	395,478
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	326,000	328,445
		723,923

Pharmaceuticals–1.65%

Concordia International Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/2023(b)	833,000	537,285
9.50%, 10/21/2022(b)	100,000	69,500
Endo Finance LLC/ Endo Ltd./Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	240,000	219,600
Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/2023(b)	137,000	141,795
Valeant Pharmaceuticals International, Inc., REGS, Sr. Unsec. Gtd. Euro Notes, 6.13%, 04/15/2025(b)	335,000	289,356
Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2023(b)	388,000	332,710
5.63%, 12/01/2021(b)	16,000	14,320
5.88%, 05/15/2023(b)	200,000	173,750
6.13%, 04/15/2025(b)	410,000	355,163
7.50%, 07/15/2021(b)	1,000,000	970,000
		3,103,479

See accompanying notes which are an integral part of this schedule.

                                Invesco V.I. High Yield Fund

	Principal Amount	Value

Restaurants–0.38%

Brinker International Inc., Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2024(b)	$196,000	$199,053
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	465,000	505,106
		704,159

Semiconductors–1.33%

Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	531,000	525,026
Sr. Unsec. Notes, 5.25%, 08/01/2023(b)	1,075,000	1,066,937
5.25%, 01/15/2024(b)	390,000	381,225
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 03/15/2023(b)	500,000	531,094
		2,504,282

Specialized Consumer Services–0.62%

ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/2027	1,086,000	1,159,305

Specialized Finance–3.45%

AerCap Global Aviation Trust (Netherlands), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	969,000	1,005,347
Aircastle Ltd., Sr. Unsec. Notes, 5.00%, 04/01/2023	596,000	625,800
5.50%, 02/15/2022	720,000	781,200
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	481,000	512,265
5.00%, 08/01/2023	1,760,000	1,874,400
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	821,000	852,814
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	640,000	680,000
5.75%, 08/15/2025(b)	140,000	150,150
		6,481,976

Specialized REIT’s–0.29%

GLP Capital, L.P./GLP Financing II, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	495,000	535,838

Specialty Chemicals–2.13%

Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	610,000	640,500
Axalta Coating Systems Ltd., Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	322,000	331,660
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	516,000	592,110

	Principal Amount	Value

Specialty Chemicals–(continued)

Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	$1,118,000	$1,260,545
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	588,000	611,520
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	415,000	443,012
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(b)	109,000	113,905
		3,993,252

Steel–1.18%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 6.13%, 06/01/2025	830,000	908,850
Sr. Unsec. Global Notes, 8.00%, 10/15/2039	122,000	131,455
United States Steel Corp., Sr. Sec. First Lien Notes, 8.38%, 07/01/2021(b)	649,000	713,089
Sr. Unsec. Global Notes, 7.50%, 03/15/2022	462,000	462,000
		2,215,394

Technology Hardware, Storage & Peripherals–1.59%

CommScope Technologies Finance LLC, Sr. Unsec. Notes, 6.00%, 06/15/2025(b)	810,000	867,713
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	987,000	1,091,869
Western Digital Corp., Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/01/2023(b)	930,000	1,025,034
		2,984,616

Trading Companies & Distributors–0.96%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.13%, 06/01/2022(b)	415,000	418,113
6.38%, 04/01/2024(b)	510,000	525,300
United Rentals North America Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	41,000	42,333
Sr. Unsec. Gtd. Notes, 6.13%, 06/15/2023	775,000	815,687
		1,801,433

Trucking–0.40%

OPE KAG Finance Sub Inc., Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	795,000	757,238

See accompanying notes which are an integral part of this schedule.

                                Invesco V.I. High Yield Fund

		Principal Amount	Value

Wireless Telecommunication Services–5.78%

Altice Luxembourg S.A. (Luxembourg), REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 05/15/2022(b)		$500,000	$535,625
Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)		1,300,000	1,391,000
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/2020(b)		400,000	346,000
Digicel Ltd. (Jamaica), Sr. Unsec. Gtd. Notes, 6.75%, 03/01/2023(b)		500,000	442,500
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 07/15/2022		675,000	701,156
Sr. Unsec. Notes, 4.88%, 09/01/2024(b)		714,000	722,925
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021		1,366,000	1,379,660
7.88%, 09/15/2023		910,000	919,100
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026		968,000	1,075,690
6.84%, 04/28/2023		87,000	93,851
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025		1,132,000	1,233,880
6.63%, 04/01/2023		706,000	759,832
Sr. Unsec. Gtd. Notes, 6.00%, 04/15/2024		154,000	165,165
Wind Acquisition Finance S.A. (Italy), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 04/30/2020(b)		200,000	210,000
Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(b)		595,000	626,238
Sr. Sec. Gtd. First Lien Notes, 6.50%, 04/30/2020(b)		250,000	263,125
			10,865,747
Total U.S. Dollar Denominated Bonds and Notes (Cost $163,723,635)			169,023,308

Non-U.S. Dollar Denominated Bonds & Notes–1.87%(e)

Cable & Satellite–0.46%

Virgin Media Secured Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 5.13%, 01/15/2025(b)	GBP	500,000	667,620
Sr. Sec. Gtd. First Lien Notes, 4.88%, 01/15/2027(b)	GBP	150,000	195,673
			863,293

Casinos & Gaming–0.14%

Gala Electric Casinos PLC (United Kingdom), REGS, Sec. Gtd. Second Lien Euro Notes, 11.50%, 06/01/2019(b)	GBP	190,909	256,147

		Principal Amount	Value

Diversified Support Services–0.10%

AA Bond Co. Ltd. (United Kingdom), Sec. Ltd. Second Lien Notes, 5.50%, 07/31/2022(b)	GBP	150,000	$192,946

Health Care Services–0.20%

Synlab Bondco PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.25%, 07/01/2022(b)	EUR	155,000	185,089
Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Euro Bonds, 8.25%, 07/01/2023(b)	EUR	160,000	192,317
			377,406

Hotels, Resorts & Cruise Lines–0.14%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/2021(b)	EUR	231,000	266,630

Leisure Facilities–0.13%

Cirsa Funding Luxembourg S.A. (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 5.88%, 05/15/2023(b)	EUR	200,000	234,499

Metal & Glass Containers–0.19%

Verallia Packaging SASU (France), Sr. Sec. Gtd. First Lien Notes, 5.13%, 08/01/2022(b)	EUR	300,000	355,119

Other Diversified Financial Services–0.37%

eircom Finance DAC (Ireland), Sr. Sec. Gtd. Bonds, 4.50%, 05/31/2022(b)	EUR	600,000	687,332

Packaged Foods & Meats–0.14%

Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/2021(b)	GBP	200,000	270,289
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,645,622)			3,503,661

U.S. Treasury Bills–0.28%(f)

0.27%, 11/17/2016		$135,000	134,971
0.29%, 11/17/2016		390,000	389,917
Total U.S. Treasury Bills (Cost $524,805)			524,888

Variable Rate Senior Loan Interests–0.16%(g)

Specialty Chemicals–0.16%

Kraton Polymers LLC/Kraton Polymers Capital Corp., Term Loan, —%, 01/06/2022 (Cost $303,900)(b)(h)		305,000	307,935

See accompanying notes which are an integral part of this schedule.

                                Invesco V.I. High Yield Fund

	Shares	Value

Common Stocks & Other Equity Interests–0.04%

Automobile Manufacturers–0.00%

Motors Liquidation Co. GUC Trust	1	$10

Broadcasting–0.00%

Adelphia Recovery Trust -Series ACC-1 (i)	318,570	318
Adelphia Recovery Trust -Series Arahova (i)	109,170	1,092
		1,410

Diversified Support Services–0.00%

ACC Claims Holdings, LLC (j)	269,616	1,348

Integrated Telecommunication Services–0.04%

Largo Ltd. -Class A (Luxembourg) (Acquired 1/28/2010-7/15/2010; Cost $331,048)(b)(k)	17,563	6,373
Largo Ltd. -Class B (Luxembourg) (Acquired 12/9/2010; Cost $209,647)(b)(k)	158,069	57,354
		63,727
Total Common Stocks & Other Equity Interests (Cost $684,269)		66,495

Money Market Funds–4.67%

Government & Agency Portfolio-Institutional Class, 0.31% (l)	5,267,791	5,267,791
Treasury Portfolio-Institutional Class, 0.23% (l)	3,511,860	3,511,860
Total Money Market Funds (Cost $8,779,651)		8,779,651
TOTAL INVESTMENTS–97.00% (Cost $177,661,882)		182,205,938
OTHER ASSETS LESS LIABILITIES–3.00%		5,638,913
NET ASSETS–100.00%		$187,844,851

Investment Abbreviations:

EUR	—Euro
GBP	—British Pound Sterling
Gtd.	—Guaranteed
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2016 was $76,671,427, which represented 40.82% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at September 30, 2016, which represented less than 1% of the Fund’s Net Assets.

(d)	Acquired as part of the Sino-Forest Corp. reorganization.

(e)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act, and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(h)	This floating rate interest will settle after September 30, 2016 , at which time the interest rate will be determined.

(i)	Acquired as part of the Adelphia Communications bankruptcy reorganization.

(j)	Non-income producing security.

(k)	Non-income producing security acquired as part of the Hawaiian Telcom bankruptcy reorganization.

(l)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

                                Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

                                Invesco V.I. High Yield Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

                                Invesco V.I. High Yield Fund

F.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

G.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

H.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

                                Invesco V.I. High Yield Fund

I.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

                                Invesco V.I. High Yield Fund

I.	Swap Agreements – (Continued)

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

J.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
K.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.	Other Risks – The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –  Prices are determined using quoted prices in an active market for identical assets.

Level 2 –  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

                                Invesco V.I. High Yield Fund

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$8,779,661	$66,485	$—	$8,846,146
U.S. Treasury Securities	—	524,888	—	524,888
Corporate Debt Securities	—	169,023,108	200	169,023,308
Foreign Debt Securities	—	3,503,661	—	3,503,661
Variable Rate Senior Loan Interests	—	307,935	—	307,935
	8,779,661	173,426,077	200	182,205,938
Forward Foreign Currency Contracts*	—	23,917	—	23,917
Total Investments	$8,779,661	$173,449,994	$200	$182,229,855
*	Unrealized appreciation.

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
11/30/2016	Citigroup Global Markets Inc.	EUR	1,932,500	USD	2,164,089	$2,176,944	$(12,855)
11/30/2016	Citigroup Global Markets Inc.	GBP	1,088,433	USD	1,449,399	1,412,627	36,772
Total Open Forward Foreign Currency Contracts—Currency Risk							$23,917

Currency Abbreviations:

EUR	— Euro	GBP	— British Pound Sterling	USD	— U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $138,645,333 and $117,402,778, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$6,439,266
Aggregate unrealized (depreciation) of investment securities	(2,147,739)
Net unrealized appreciation of investment securities	$4,291,527
Cost of investments for tax purposes is $177,914,411.

                                Invesco V.I. High Yield Fund

NOTE 5 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the nine months ended September 30, 2016, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Deutsche Bank Securities Inc.	$ 305,000	$ 307,935

                                Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us	VIIGR-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.30%

Australia–4.01%

Amcor Ltd.	3,343,429	$38,886,912
Brambles Ltd.	1,521,617	13,995,185
CSL Ltd.	231,507	19,017,524
		71,899,621

Brazil–1.53%

BM&FBOVESPA S.A.	5,315,534	27,480,894

Canada–8.75%

Canadian National Railway Co.	271,338	17,741,649
Cenovus Energy Inc.	1,042,010	14,959,628
CGI Group Inc. -Class A (a)	948,033	45,168,178
Fairfax Financial Holdings Ltd.	42,153	24,705,592
Great-West Lifeco Inc.	535,707	13,188,456
PrairieSky Royalty Ltd.	513,048	10,463,582
Suncor Energy, Inc.	1,108,395	30,777,482
		157,004,567

China–2.60%

Baidu, Inc. -ADR(a)	86,224	15,698,804
Kweichow Moutai Co., Ltd. -Class A	694,149	31,032,324
		46,731,128

Denmark–2.36%

Carlsberg A/S -Class B	356,823	34,090,001
Novo Nordisk A/S -Class B	198,470	8,269,347
		42,359,348

France–3.98%

Pernod Ricard S.A.	38,650	4,574,031
Publicis Groupe S.A.	581,979	44,011,535
Schneider Electric S.E.	326,755	22,779,758
		71,365,324

Germany–8.76%

Allianz S.E.	212,406	31,519,890
Deutsche Boerse AG	465,972	36,364,047
Deutsche Post AG	610,593	19,082,006
ProSiebenSat.1 Media SE	571,764	24,484,136
SAP S.E.	502,170	45,647,997
		157,098,076

Hong Kong–3.78%

CK Hutchison Holdings Ltd.	3,447,768	43,990,800
Galaxy Entertainment Group Ltd.	6,242,000	23,752,053
		67,742,853

Israel–2.24%

Teva Pharmaceutical Industries Ltd. -ADR	871,574	40,101,120

	Shares	Value

Japan–7.87%

Denso Corp.	267,600	$10,683,163
FANUC Corp.	90,100	15,249,142
Japan Tobacco, Inc.	913,400	37,317,006
Keyence Corp.	19,100	13,901,309
Komatsu Ltd.	896,337	20,538,720
Toyota Motor Corp.	243,400	14,115,675
Yahoo Japan Corp.	7,350,400	29,266,133
		141,071,148

Mexico–2.78%

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	226,401	20,837,948
Grupo Televisa S.A.B. -ADR	1,132,514	29,094,285
		49,932,233

Netherlands–0.43%

Wolters Kluwer N.V.	178,375	7,633,383

Singapore–3.25%

Broadcom Ltd.	252,813	43,615,299
United Overseas Bank Ltd.	1,058,600	14,704,188
		58,319,487

South Korea–0.82%

Samsung Electronics Co., Ltd.	10,100	14,723,221

Spain–1.44%

Amadeus IT Group S.A. -Class A	517,237	25,838,768

Sweden–4.47%

Getinge AB -Class B	954,390	18,500,091
Investor AB -Class B	900,567	32,929,587
Sandvik AB	968,282	10,648,771
Telefonaktiebolaget LM Ericsson -Class B	2,515,634	18,165,381
		80,243,830

Switzerland–6.59%

Cie Financiere Richemont S.A.	254,481	15,508,828
Julius Baer Group Ltd.	549,516	22,305,522
Novartis AG	150,874	11,866,145
Roche Holding AG	150,159	37,203,633
Syngenta AG	17,082	7,473,595
UBS Group AG	1,756,097	23,847,907
		118,205,630

Taiwan–2.70%

Taiwan Semiconductor Manufacturing Co. Ltd. -ADR	1,583,713	48,445,780

Thailand–1.54%

Kasikornbank PCL -NVDR	5,074,700	27,659,936

Turkey–0.99%

Akbank T.A.S.	6,612,344	17,758,907

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. International Growth Fund

	Shares	Value

United Kingdom–20.41%

Aberdeen Asset Management PLC	3,337,955	$14,091,673
British American Tobacco PLC	568,549	36,365,684
Compass Group PLC	1,619,546	31,387,502
Informa PLC	1,959,662	18,087,704
Kingfisher PLC	3,410,590	16,663,949
Lloyds Banking Group PLC	23,788,184	16,849,631
Next PLC	313,044	19,413,258
RELX PLC	2,824,832	53,574,635
Royal Dutch Shell PLC -Class B	863,550	22,409,219
Sky PLC	4,534,473	52,551,681
Smith & Nephew PLC	1,076,453	17,359,520
Unilever N.V.	530,332	24,470,368
WPP PLC	1,823,925	42,891,035
		366,115,859
Total Common Stocks & Other Equity Interests (Cost $1,263,634,112)		1,637,731,113

	Shares	Value

Money Market Funds–8.04%

Government & Agency Portfolio –Institutional Class, 0.31% (b)	86,491,979	$86,491,979
Treasury Portfolio –Institutional Class, 0.23% (b)	57,661,320	57,661,320
Total Money Market Funds (Cost $144,153,299)		144,153,299
TOTAL INVESTMENTS–99.34% (Cost $1,407,787,411)		1,781,884,412
OTHER ASSETS LESS LIABILITIES–0.66%		11,750,594
NET ASSETS–100.00%		$1,793,635,006

Investment Abbreviations:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco V.I. International Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

                                 Invesco V.I. International Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2016, there were transfers from Level 1 to Level 2 of $48,700,211 and from Level 2 to Level 1 of $510,326,978, due to foreign fair value adjustments.

                                 Invesco V.I. International Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$71,899,621	$—	$71,899,621
Brazil	27,480,894	—	—	27,480,894
Canada	157,004,567	—	—	157,004,567
China	15,698,804	31,032,324	—	46,731,128
Denmark	—	42,359,348	—	42,359,348
France	71,365,324	—	—	71,365,324
Germany	157,098,076	—	—	157,098,076
Hong Kong	—	67,742,853	—	67,742,853
Israel	40,101,120	—	—	40,101,120
Japan	—	141,071,148	—	141,071,148
Mexico	49,932,233	—	—	49,932,233
Netherlands	7,633,383	—	—	7,633,383
Singapore	43,615,299	14,704,188	—	58,319,487
South Korea	—	14,723,221	—	14,723,221
Spain	25,838,768	—	—	25,838,768
Sweden	80,243,830	—	—	80,243,830
Switzerland	34,848,568	83,357,062	—	118,205,630
Taiwan	48,445,780	—	—	48,445,780
Thailand	—	27,659,936	—	27,659,936
Turkey	—	17,758,907	—	17,758,907
United Kingdom	256,986,394	109,129,465	—	366,115,859
United States	144,153,299	—	—	144,153,299
Total Investments	$1,160,446,339	$621,438,073	$—	$1,781,884,412

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $222,566,207 and $300,917,476, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$404,932,840
Aggregate unrealized (depreciation) of investment securities	(57,194,158)
Net unrealized appreciation of investment securities	$347,738,682

Cost of investments for tax purposes is $1,434,145,730.

                                 Invesco V.I. International Growth Fund

Invesco V.I. Managed Volatility Fund Quarterly Schedule of Portfolio Holdings September 30, 2016

invesco.com/us	I-VIMGV-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–63.38%

Aerospace & Defense–0.88%

General Dynamics Corp.	2,807	$435,534

Agricultural Products–0.43%

Archer-Daniels-Midland Co.	5,057	213,254

Application Software–0.63%

Citrix Systems, Inc. (b)	3,687	314,206

Asset Management & Custody Banks–1.59%

Northern Trust Corp.	4,683	318,397
State Street Corp.	6,760	470,699
		789,096

Auto Parts & Equipment–0.72%

Johnson Controls International PLC	7,641	355,536

Automobile Manufacturers–0.70%

General Motors Co.	10,902	346,356

Biotechnology–0.69%

Amgen Inc.	2,061	343,795

Broadcasting–0.18%

CBS Corp. -Class B	1,619	88,624

Cable & Satellite–1.56%

Charter Communications, Inc. -Class A (b)	1,076	290,488
Comcast Corp. -Class A	7,308	484,812
		775,300

Communications Equipment–1.92%

Cisco Systems, Inc.	17,841	565,917
Juniper Networks, Inc.	16,141	388,352
		954,269

Construction Machinery & Heavy Trucks–0.89%

Caterpillar Inc.	4,960	440,299

Data Processing & Outsourced Services–0.73%

PayPal Holdings, Inc. (b)	8,805	360,741

Diversified Banks–8.47%

Bank of America Corp. (c)	64,098	1,003,134
Citigroup Inc.	29,711	1,403,250
Comerica Inc.	6,712	317,612
JPMorgan Chase & Co.	22,243	1,481,161
		4,205,157

Diversified Metals & Mining–0.51%

BHP Billiton Ltd. (Australia)	14,536	251,539

Drug Retail–1.18%

Walgreens Boots Alliance, Inc.	7,288	587,559

	Shares	Value

Electric Utilities–0.92%

FirstEnergy Corp.	5,539	$183,230
PG&E Corp.	4,477	273,858
		457,088

Fertilizers & Agricultural Chemicals–1.29%

Agrium Inc. (Canada)	2,369	214,845
Mosaic Co. (The)	17,405	425,726
		640,571

Financial Exchanges & Data–0.80%

CME Group Inc. -Class A	1,957	204,545
Thomson Reuters Corp.	4,697	194,276
		398,821

General Merchandise Stores–0.62%

Target Corp.	4,495	308,717

Health Care Equipment–1.75%

Baxter International Inc.	7,917	376,849
Medtronic PLC	5,696	492,135
		868,984

Health Care Services–0.44%

Express Scripts Holding Co. (b)	3,128	220,618

Home Improvement Retail–0.41%

Kingfisher PLC (United Kingdom)	41,712	203,802

Hotels, Resorts & Cruise Lines–1.28%

Carnival Corp.	13,008	635,050

Industrial Conglomerates–1.14%

General Electric Co.	19,089	565,416

Industrial Machinery–0.66%

Ingersoll-Rand PLC	4,805	326,452

Insurance Brokers–1.94%

Aon PLC	3,460	389,215
Marsh & McLennan Cos., Inc.	3,868	260,123
Willis Towers Watson PLC	2,358	313,072
		962,410

Integrated Oil & Gas–3.18%

Exxon Mobil Corp.	3,433	299,632
Occidental Petroleum Corp.	4,385	319,754
Royal Dutch Shell PLC -Class A (United Kingdom)	24,280	602,439
TOTAL S.A. (France)	7,517	356,093
		1,577,918

Integrated Telecommunication Services–0.70%

Orange S.A. (France)	5,103	79,853
Verizon Communications Inc.	5,118	266,034
		345,887

See accompanying notes which are an integral part of this schedule.

                                  Invesco V.I. Managed Volatility Fund

	Shares	Value

Internet Software & Services–0.83%

eBay Inc. (b)	12,520	$411,908

Investment Banking & Brokerage–2.89%

Charles Schwab Corp. (The)	10,241	323,309
Goldman Sachs Group, Inc. (The)	1,971	317,863
Morgan Stanley	24,720	792,523
		1,433,695

Managed Health Care–0.76%

Anthem, Inc.	1,784	223,553
UnitedHealth Group Inc.	1,106	154,840
		378,393

Movies & Entertainment–0.54%

Time Warner Inc.	3,342	266,057

Oil & Gas Equipment & Services–1.30%

Baker Hughes Inc.	9,803	494,757
Weatherford International PLC (b)	26,706	150,088
		644,845

Oil & Gas Exploration & Production–3.94%

Apache Corp.	12,583	803,676
Canadian Natural Resources Ltd. (Canada)	15,216	486,550
Devon Energy Corp.	15,034	663,150
		1,953,376

Other Diversified Financial Services–0.38%

Voya Financial, Inc.	6,602	190,270

Packaged Foods & Meats–0.80%

Mondelez International, Inc. -Class A	9,030	396,417

Pharmaceuticals–4.37%

Eli Lilly and Co.	3,266	262,129
Merck & Co., Inc.	10,960	684,014
Novartis AG (Switzerland)	3,974	312,552
Pfizer Inc.	17,719	600,143
Sanofi (France)	4,051	308,655
		2,167,493

Railroads–0.74%

CSX Corp.	12,138	370,209

Regional Banks–4.38%

BB&T Corp.	7,094	267,586
Citizens Financial Group, Inc.	24,180	597,488
Fifth Third Bancorp	23,169	474,038
First Horizon National Corp.	17,942	273,256
PNC Financial Services Group, Inc. (The)	6,219	560,270
		2,172,638

Semiconductor Equipment–0.74%

Applied Materials, Inc.	12,136	365,900

Semiconductors–2.10%

Intel Corp.	12,142	458,361
QUALCOMM, Inc.	8,521	583,688
		1,042,049

	Shares	Value

Systems Software–2.16%

Microsoft Corp.	8,054	$463,910
Oracle Corp.	15,503	608,958
		1,072,868

Tobacco–0.70%

Philip Morris International Inc.	3,562	346,298

Wireless Telecommunication Services–0.54%

Vodafone Group PLC -ADR (United Kingdom)	9,151	266,752
Total Common Stocks & Other Equity Interests (Cost $28,994,411)		31,452,167

	Principal Amount

Bonds and Notes–25.22%

Aerospace & Defense–0.07%

Northrop Grumman Corp., Sr. Unsec. Global Notes, 3.85%, 04/15/2045	$10,000	10,381
Precision Castparts Corp., Sr. Unsec. Global Notes, 1.25%, 01/15/2018	25,000	25,029
		35,410

Airlines–0.14%

American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.70%, 04/01/2028	22,835	24,048
United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 3.75%, 09/03/2026	28,270	29,807
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 04/23/2025(d)	12,752	13,238
		67,093

Apparel Retail–0.04%

Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/2024	19,000	20,243

Application Software–0.66%

Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/2019	248,000	281,635
Nuance Communications, Inc., Sr. Unsec. Conv. Notes, 1.00%, 12/15/2022(d)(e)	51,000	44,625
		326,260

Asset Management & Custody Banks–0.65%

Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(d)	40,000	41,358
4.40%, 05/27/2026(d)	2,000	2,116
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(d)	150,000	164,350

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Asset Management & Custody Banks–(continued)

Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	$25,000	$25,758
KKR Group Finance Co. III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/2044(d)	85,000	87,239
		320,821

Automobile Manufacturers–0.51%

Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 4.13%, 08/04/2025	200,000	211,929
General Motors Co., Sr. Unsec. Global Notes, 6.60%, 04/01/2036	16,000	19,337
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/01/2026	21,000	23,121
		254,387

Automotive Retail–0.03%

AutoZone, Inc., Sr. Unsec. Global Notes, 3.13%, 04/21/2026	14,000	14,375

Biotechnology–0.89%

AbbVie Inc., Sr. Unsec. Global Notes, 1.75%, 11/06/2017	90,000	90,296
4.50%, 05/14/2035	38,000	40,610
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/2020	107,000	133,951
Celgene Corp., Sr. Unsec. Global Notes, 4.63%, 05/15/2044	100,000	105,989
5.00%, 08/15/2045	9,000	10,126
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 3.05%, 12/01/2016	30,000	30,105
4.40%, 12/01/2021	25,000	27,925
		439,002

Brewers–0.39%

Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.65%, 02/01/2021	30,000	30,992
3.30%, 02/01/2023	25,000	26,398
4.70%, 02/01/2036	45,000	52,025
4.90%, 02/01/2046	47,000	56,147
Molson Coors Brewing Co., Sr. Unsec. Gtd. Global Notes, 1.45%, 07/15/2019	13,000	12,970
4.20%, 07/15/2046	16,000	16,771
		195,303

Broadcasting–0.75%

Liberty Media Corp., Sr. Unsec. Conv. Deb., 2.25%, 10/05/2021(d)(e)	55,000	57,372
REGS, Sr. Unsec. Conv. Notes, 1.38%, 10/15/2023(d)	299,000	313,202
		370,574

	Principal Amount	Value

Cable & Satellite–1.15%

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. First Lien Notes, 4.46%, 07/23/2022(d)	$60,000	$64,809
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/2018	150,000	160,703
Cox Communications, Inc., Sr. Unsec. Notes, 8.38%, 03/01/2039(d)	150,000	194,820
Dish Network Corp., Sr. Unsec. Conv. Notes, 3.38%, 08/15/2026(d)	136,000	149,600
		569,932

Communications Equipment–0.51%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/2020(d)	75,000	100,594
Viavi Solutions Inc., Sr. Unsec. Conv. Deb., 0.63%, 08/15/2018(e)	153,000	153,000
		253,594

Construction & Engineering–0.04%

Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/2054	22,000	20,649

Construction Machinery & Heavy Trucks–0.14%

Caterpillar Financial Services Corp., Sr. Unsec. Notes,1.75%, 03/24/2017	70,000	70,221

Consumer Finance–0.04%

American Express Co., Unsec. Sub. Global Notes, 3.63%, 12/05/2024	18,000	18,852

Data Processing & Outsourced Services–0.28%

Blackhawk Network Holdings, Inc., Sr. Unsec. Conv. Notes, 1.50%, 01/15/2022(d)	111,000	106,283
Visa Inc., Sr. Unsec. Global Notes, 4.15%, 12/14/2035	30,000	34,068
		140,351

Diversified Banks–1.28%

Bank of America Corp., Sr. Unsec. Medium-Term Global Notes, 3.50%, 04/19/2026	25,000	26,045
Citigroup Inc., Unsec. Sub. Notes, 4.00%, 08/05/2024	60,000	63,182
4.75%, 05/18/2046	15,000	15,828
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 3.20%, 06/15/2026	15,000	15,438
Unsec. Sub. Global Notes, 4.25%, 10/01/2027	15,000	16,186
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (f)	150,000	148,500
Series Z, Jr. Unsec. Sub. Global Notes, 5.30% (f)	40,000	40,650

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Diversified Banks–(continued)

U.S. Bancorp, Unsec. Sub. Medium-Term Notes, 3.10%, 04/27/2026	$10,000	$10,341
Wells Fargo & Co., Sr. Unsec. Medium-Term Notes, 3.55%, 09/29/2025	30,000	31,745
Sr. Unsec. Notes, 3.90%, 05/01/2045	60,000	62,442
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/2026	95,000	100,854
4.65%, 11/04/2044	100,000	105,523
		636,734

Diversified Chemicals–0.09%

Eastman Chemical Co., Sr. Unsec. Global Notes, 2.70%, 01/15/2020	43,000	44,143

Diversified REIT’s–0.04%

Spirit Realty, L.P., Sr. Unsec. Gtd. Notes, 4.45%, 09/15/2026(d)	18,000	17,923

Drug Retail–0.19%

CVS Health Corp.,Sr. Unsec. Global Bonds, 3.38%, 08/12/2024	20,000	21,207
Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 3.30%, 11/18/2021	32,000	33,855
3.10%, 06/01/2023	11,000	11,345
4.50%, 11/18/2034	24,000	25,780
		92,187

Electrical Components & Equipment–0.19%

Eaton Corp., Sr. Unsec. Gtd. Global Notes, 1.50%, 11/02/2017	95,000	95,259

Environmental & Facilities Services–0.05%

Waste Management, Inc., Sr. Unsec. Gtd. Global Notes, 3.90%, 03/01/2035	25,000	26,827

Fertilizers & Agricultural Chemicals–0.03%

Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/2019	15,000	15,219

Food Retail–0.02%

Kroger Co. (The), Sr. Unsec. Global Notes, 3.88%, 10/15/2046	9,000	9,098

General Merchandise Stores–0.04%

Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/2023	20,000	20,663

Health Care Equipment–1.48%

Becton, Dickinson and Co., Sr. Unsec. Global Notes, 1.75%, 11/08/2016	15,000	15,010
3.88%, 05/15/2024	165,000	179,405
4.88%, 05/15/2044	170,000	197,420
Sr. Unsec. Notes, 2.68%, 12/15/2019	17,000	17,585

	Principal Amount	Value

Health Care Equipment–(continued)

Medtronic, Inc., Sr. Unsec. Gtd. Global Notes, 3.15%, 03/15/2022	$58,000	$61,703
4.38%, 03/15/2035	20,000	22,791
NuVasive, Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/15/2021(d)	75,000	95,250
Wright Medical Group N.V., Sr. Unsec. Conv. Notes, 2.25%, 11/15/2021(d)	36,000	46,980
Wright Medical Group, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 02/15/2020	93,000	99,801
		735,945

Health Care Facilities–0.84%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/2018	161,000	160,497
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/2020(e)	217,000	255,382
		415,879

Health Care REIT’s–0.05%

HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/2024	25,000	25,651

Health Care Services–0.18%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/2019	30,000	30,444
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 3.20%, 02/01/2022	33,000	34,412
4.70%, 02/01/2045	22,000	24,027
		88,883

Home Improvement Retail–0.06%

Home Depot, Inc. (The), Sr. Unsec. Global Notes, 2.00%, 04/01/2021	27,000	27,490

Housewares & Specialties–0.02%

Newell Brands Inc., Sr. Unsec. Global Notes, 5.50%, 04/01/2046	9,000	10,978

Hypermarkets & Super Centers–0.21%

Wal-Mart Stores, Inc., Sr. Unsec. Notes, 5.52%, 06/01/2017(e)(g)	100,000	103,813

Integrated Oil & Gas–0.30%

Chevron Corp., Sr. Unsec. Global Notes, 1.37%, 03/02/2018	77,000	77,531
Occidental Petroleum Corp., Sr. Unsec. Global Notes, 3.40%, 04/15/2026	15,000	15,899
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 4.00%, 05/10/2046	37,000	37,853
Suncor Energy Inc. (Canada), Sr. Unsec. Notes, 3.60%, 12/01/2024	18,000	18,825
		150,108

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Integrated Telecommunication Services–1.22%

AT&T Inc., Sr. Unsec. Global Notes, 3.00%, 06/30/2022	$28,000	$28,835
3.40%, 05/15/2025	15,000	15,426
4.50%, 05/15/2035	25,000	26,446
5.15%, 03/15/2042	150,000	165,066
4.80%, 06/15/2044	40,000	42,253
Telefonica Emisiones S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/2036	150,000	197,734
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.40%, 11/01/2034	120,000	127,984
		603,744

Internet & Direct Marketing Retail–0.45%

Amazon.com, Inc., Sr. Unsec. Global Notes, 4.80%, 12/05/2034	9,000	10,604
Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Notes, 1.25%, 09/15/2019(d)(e)	74,000	74,694
Liberty Interactive LLC, Sr. Unsec. Conv. Deb., 1.75%, 10/05/2023(d)(e)	85,000	90,206
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	50,000	46,469
		221,973

Investment Banking & Brokerage–0.93%

Goldman Sachs Group, Inc. (The), Unsec. Sub. Notes, 4.25%, 10/21/2025	27,000	28,477
Jefferies Group LLC, Sr. Unsec. Conv. Deb., 3.88%, 11/01/2017(e)	150,000	152,625
Lazard Group LLC, Sr. Unsec. Global Notes, 3.75%, 02/13/2025	62,000	62,675
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 2.38%, 07/23/2019	175,000	177,948
4.00%, 07/23/2025	35,000	37,624
		459,349

Life & Health Insurance–0.27%

Nationwide Financial Services Inc., Sr. Unsec. Notes, 5.30%, 11/18/2044(d)	50,000	54,995
Prudential Financial, Inc., Sr. Unsec. Medium-Term Notes, 6.00%, 12/01/2017	55,000	57,946
Reliance Standard Life Global Funding II, Sr. Sec. Notes, 3.05%, 01/20/2021(d)	20,000	20,506
		133,447

Managed Health Care–0.03%

Aetna Inc., Sr. Unsec. Global Notes, 4.38%, 06/15/2046	14,000	14,660

	Principal Amount	Value

Movies & Entertainment–0.13%

Live Nation Entertainment, Inc., Sr. Unsec. Conv. Bonds, 2.50%, 05/15/2019	$57,000	$62,023

Multi-Line Insurance–0.87%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/2019	150,000	180,671
American International Group, Inc., Sr. Unsec. Global Notes, 2.30%, 07/16/2019	20,000	20,390
4.38%, 01/15/2055	40,000	38,430
Farmers Exchange Capital III, Unsec. Sub. Notes, 5.45%, 10/15/2054(d)	70,000	70,041
New York Life Global Funding, Sec. Notes, 1.65%, 05/15/2017(d)	120,000	120,431
		429,963

Multi-Utilities–0.39%

Enable Midstream Partners, LP, Sr. Unsec. Global Notes, 2.40%, 05/15/2019	200,000	195,750

Office REIT’s–0.31%

Highwoods Realty L.P., Sr. Unsec. Notes, 3.20%, 06/15/2021	150,000	155,027

Oil & Gas Equipment & Services–0.40%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/2018(e)	84,000	79,537
Weatherford International Ltd., Sr. Unsec. Gtd. Conv. Notes, 5.88%, 07/01/2021	106,000	119,184
		198,721

Oil & Gas Exploration & Production–0.33%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 4.85%, 03/15/2021	11,000	11,860
6.60%, 03/15/2046	18,000	22,111
Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 5.50%, 09/15/2026(d)	35,000	35,000
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 2.88%, 11/15/2021	46,000	47,376
4.15%, 11/15/2034	49,000	49,622
		165,969

Oil & Gas Storage & Transportation–0.12%
Energy Transfer Partners, L.P., Sr. Unsec. Notes, 4.90%, 03/15/2035	19,000	17,848
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 2.55%, 10/15/2019	20,000	20,469
Kinder Morgan Inc., Sr. Unsec. Gtd. Notes, 5.30%, 12/01/2034	23,000	22,961
		61,278

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Other Diversified Financial Services–0.16%

Athene Global Funding, Sec. Notes, 2.88%, 10/23/2018(d)	$31,000	$30,952
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/2019(d)	50,000	50,799
		81,751

Packaged Foods & Meats–0.30%

General Mills, Inc., Sr. Unsec. Global Notes, 2.20%, 10/21/2019	45,000	45,981
Kraft Heinz Foods Co. (The), Sr. Unsec. Gtd. Global Notes, 2.25%, 06/05/2017	30,000	30,192
1.60%, 06/30/2017	56,000	56,150
Mead Johnson Nutrition Co., Sr. Unsec. Global Notes, 4.13%, 11/15/2025	3,000	3,274
Tyson Foods, Inc., Sr. Unsec. Gtd. Global Bonds, 4.88%, 08/15/2034	11,000	12,228
		147,825

Pharmaceuticals–1.40%

Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 1.85%, 03/01/2017	49,000	49,128
4.85%, 06/15/2044	150,000	166,992
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 3.00%, 10/08/2021(d)	200,000	208,324
GlaxoSmithKline Capital PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 1.50%, 05/08/2017	85,000	85,218
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	76,000	77,425
Medicines Co. (The), Sr. Unsec. Conv. Notes, 2.75%, 07/15/2023(d)	35,000	35,809
Mylan N.V., Sr. Unsec. Gtd. Notes, 3.15%, 06/15/2021(d)	17,000	17,361
5.25%, 06/15/2046(d)	25,000	26,387
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 2.80%, 07/21/2023	14,000	14,049
4.10%, 10/01/2046	13,000	13,023
		693,716

Property & Casualty Insurance–0.37%

Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/2044(d)	115,000	121,090
Old Republic International Corp., Sr. Unsec. Conv. Notes, 3.75%, 03/15/2018	52,000	62,693
		183,783

	Principal Amount	Value

Railroads–0.06%

Union Pacific Corp., Sr. Unsec. Notes, 4.15%, 01/15/2045	$25,000	$27,738

Regional Banks–0.03%

Citizens Financial Group, Inc., Sr. Unsec. Global Notes, 2.38%, 07/28/2021	15,000	15,078

Renewable Electricity–0.33%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	150,000	165,483

Research & Consulting Services–0.02%

Verisk Analytics, Inc., Sr. Unsec. Global Notes, 5.50%, 06/15/2045	10,000	10,798

Retail REIT’s–0.30%

Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/2018	150,000	150,982

Semiconductor Equipment–0.59%

Lam Research Corp., Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/2018	183,000	292,228

Semiconductors–1.73%

Intel Corp., Sr. Unsec. Global Notes, 1.35%, 12/15/2017	30,000	30,102
Microchip Technology Inc., Sr. Unsec. Sub. Conv. Bonds, 1.63%, 02/15/2025	87,000	111,360
Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(e)	224,000	200,200
NVIDIA Corp., Sr. Unsec. Conv. Bonds, 1.00%, 12/01/2018(d)	103,000	350,972
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Bonds, 1.00%, 12/01/2020	161,000	164,019
		856,653

Specialized Finance–0.44%

Air Lease Corp., Sr. Unsec. Global Notes, 2.63%, 09/04/2018	45,000	45,478
3.00%, 09/15/2023	24,000	23,753
4.25%, 09/15/2024	35,000	36,750
Aviation Capital Group Corp., Sr. Unsec. Notes, 2.88%, 09/17/2018(d)	35,000	35,628
4.88%, 10/01/2025(d)	40,000	43,334
National Rural Utilities Cooperative Finance Corp. (The), Sr. Unsec. Medium-Term Notes, 0.95%, 04/24/2017	35,000	34,986
		219,929

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Specialized REIT’s–0.39%

Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(d)	$178,000	$191,502

Systems Software–0.75%

FireEye, Inc., Series A, Sr. Unsec. Conv. Bonds, 1.00%, 06/01/2020(e)	48,000	44,430
Series B, Sr. Unsec. Conv. Bonds, 1.63%, 06/01/2022(e)	48,000	43,980
Microsoft Corp., Sr. Unsec. Global Notes, 3.50%, 02/12/2035	37,000	37,785
NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/2018	149,000	165,204
Oracle Corp., Sr. Unsec. Global Notes, 1.90%, 09/15/2021	50,000	50,140
4.30%, 07/08/2034	30,000	32,782
		374,321

Technology Distributors–0.06%

Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	30,000	31,105

Technology Hardware, Storage & Peripherals–0.63%

Apple Inc., Sr. Unsec. Global Notes, 2.15%, 02/09/2022	39,000	39,673
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec. First Lien Notes, 5.45%, 06/15/2023(d)	26,000	27,889
NetApp, Inc., Sr. Unsec. Global Notes, 3.38%, 06/15/2021	25,000	26,235
SanDisk Corp., Sr. Unsec. Gtd. Conv. Bonds, 0.50%, 10/15/2020	140,000	124,485
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds, 4.75%, 01/01/2025	65,000	61,141
5.75%, 12/01/2034	37,000	30,987
		310,410

Thrifts & Mortgage Finance–0.67%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 5.00%, 05/01/2017	157,000	160,729
2.00%, 04/01/2020	42,000	53,209
Radian Group Inc., Sr. Unsec. Conv. Notes, 3.00%, 11/15/2017	67,000	83,708
2.25%, 03/01/2019	28,000	36,470
		334,116

	Principal Amount	Value

Tobacco–0.13%

Philip Morris International Inc., Sr. Unsec. Global Bonds, 1.25%, 08/11/2017	$11,000	$11,021
Sr. Unsec. Global Notes, 1.63%, 03/20/2017	55,000	55,159
		66,180

Wireless Telecommunication Services–0.05%

Vodafone Group PLC (United Kingdom), Sr. Unsec. Global Notes, 1.63%, 03/20/2017	25,000	25,050
Total Bonds and Notes (Cost $11,969,354)		12,514,419

U.S. Treasury Securities–6.94%

U.S. Treasury Notes–6.93%

0.50%, 04/30/2017	500,000	499,906
0.75%, 08/31/2018	2,403,000	2,402,531
0.88%, 09/15/2019	235,000	234,982
1.13%, 08/31/2021	7,900	7,894
1.38%, 08/31/2023	1,000	997
1.50%, 08/15/2026	294,400	291,755
		3,438,065

U.S. Treasury Bonds–0.01%
2.50%, 05/15/2046	4,400	4,569
Total U.S. Treasury Securities (Cost $3,439,385)		3,442,634

	Shares

Preferred Stocks–0.19%

Asset Management & Custody Banks–0.19%

AMG Capital Trust II, $2.58 Jr. Unsec. Gtd. Sub. Conv. Pfd. (Cost $106,269)	1,700	92,331

Money Market Funds–3.96%

Government & Agency Portfolio – Institutional Class, 0.31%(h)	1,178,437	1,178,437
Treasury Portfolio – Institutional Class, 0.23%(h)	785,625	785,625
Total Money Market Funds (Cost $1,964,062)		1,964,062

TOTAL INVESTMENTS–99.69% (Cost $46,473,481)		49,465,613
OTHER ASSETS LESS LIABILITIES–0.31%		156,039
NET ASSETS–100.00%		$49,621,652

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Managed Volatility Fund

Investment Abbreviations:

ADR	—American Depositary Receipt

Conv.	—Convertible

Ctfs.	—Certificates

Deb.	—Debentures

Gtd.	—Guaranteed

Jr.	—Junior

Pfd.	—Preferred

REGS	—Regulation S

REIT	—Real Estate Investment Trust

Sec.	—Secured

Sr.	—Senior

Sub.	—Subordinated

Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2016 was $3,105,679, which represented 6.26% of the Fund’s Net Assets.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Perpetual bond with no specified maturity date.

(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(h)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Managed Volatility Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco V.I. Managed Volatility Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

                                 Invesco V.I. Managed Volatility Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

                                 Invesco V.I. Managed Volatility Fund

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2016, there were transfers from Level 1 to Level 2 of $308,655 and from

Level 2 to Level 1 of $1,350,937, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$32,856,035	$652,525	$—	$33,508,560
U.S. Treasury Securities	—	3,442,634	—	3,442,634
Corporate Debt Securities	—	12,514,419	—	12,514,419
	32,856,035	16,609,578	—	49,465,613
Forward Foreign Currency Contracts*	—	7,800	—	7,800
Futures Contracts*	923	—	—	923
Total Investments	$32,856,958	$16,617,378	$—	$49,474,336
*	Unrealized appreciation.

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
10/14/2016	Bank of New York Mellon (The)	AUD	98,184	USD	73,286	$75,140	$ (1,854)
10/14/2016	Bank of New York Mellon (The)	CAD	324,942	USD	246,943	247,773	(830)
10/14/2016	Bank of New York Mellon (The)	CHF	114,691	USD	117,906	118,169	(263)
10/14/2016	Bank of New York Mellon (The)	EUR	260,205	USD	292,819	292,497	322
10/14/2016	Bank of New York Mellon (The)	GBP	304,707	USD	401,631	395,122	6,509
10/14/2016	State Street Bank and Trust Co.	AUD	121,217	USD	90,963	92,767	(1,804)
10/14/2016	State Street Bank and Trust Co.	CAD	324,989	USD	246,967	247,809	(842)
10/14/2016	State Street Bank and Trust Co.	CHF	115,554	USD	118,781	119,058	(277)
10/14/2016	State Street Bank and Trust Co.	EUR	278,662	USD	313,549	313,245	304
10/14/2016	State Street Bank and Trust Co.	GBP	305,799	USD	403,074	396,539	6,535
Total Forward Foreign Currency Contracts—Currency Risk							$ 7,800

Currency Abbreviations:

AUD	— Australian Dollar	EUR	— Euro

CAD	— Canadian Dollar	GBP	— British Pound Sterling

CHF	— Swiss Franc	USD	— U.S. Dollar

Open Futures Contracts - Equity Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	Short	33	December-2016	$(3,564,660)	$ 923

                                 Invesco V.I. Managed Volatility Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $7,199,313 and $15,138,227, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $26,033,916 and $25,478,296, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$4,310,545
Aggregate unrealized (depreciation) of investment securities	(1,604,646)
Net unrealized appreciation of investment securities	$2,705,899
Cost of investments for tax purposes is $46,759,714.

                                 Invesco V.I. Managed Volatility Fund

Invesco V.I. Mid Cap Core Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us	VIMCCE-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–79.83%

Advertising–1.19%

Publicis Groupe S.A. (France)	51,303	$3,879,734

Apparel, Accessories & Luxury Goods–2.86%

Hanesbrands, Inc.	148,983	3,761,821
PVH Corp.	50,481	5,578,150
		9,339,971

Application Software–1.28%

Synopsys, Inc. (b)	70,220	4,167,557

Asset Management & Custody Banks–1.00%

Northern Trust Corp.	47,815	3,250,942

Automotive Retail–1.29%

Advance Auto Parts, Inc.	28,290	4,218,605

Biotechnology–1.00%

United Therapeutics Corp. (b)	27,548	3,252,868

Construction Machinery & Heavy Trucks–1.05%

Allison Transmission Holdings, Inc.	119,693	3,432,795

Data Processing & Outsourced Services–2.12%

Jack Henry & Associates, Inc.	81,053	6,934,084

Electronic Components–2.88%

Amphenol Corp. -Class A	144,609	9,388,016

Electronic Equipment & Instruments–1.64%

FLIR Systems, Inc.	170,442	5,355,288

Environmental & Facilities Services–1.58%

Republic Services, Inc.	102,132	5,152,559

Financial Exchanges & Data–2.01%

Moody’s Corp.	60,685	6,570,972

Health Care Distributors–1.19%

Cardinal Health, Inc.	50,159	3,897,354

Health Care Equipment–2.08%

ResMed Inc.	48,687	3,154,431
Wright Medical Group N.V. (b)	148,197	3,635,272
		6,789,703

Health Care Facilities–0.48%

Tenet Healthcare Corp. (b)	69,661	1,578,518

Home Furnishings–1.14%

Mohawk Industries, Inc. (b)	18,648	3,735,940

Homebuilding–1.72%

D.R. Horton, Inc.	185,872	5,613,334

	Shares	Value

Household Appliances–1.63%

Whirlpool Corp.	32,729	$5,307,335

Housewares & Specialties–1.74%

Newell Brands, Inc.	108,173	5,696,390

Industrial Machinery–5.95%

Dover Corp.	69,408	5,111,205
Nordson Corp.	33,401	3,327,742
Parker-Hannifin Corp.	40,805	5,122,252
Stanley Black & Decker Inc.	47,576	5,850,896
		19,412,095

Insurance Brokers–2.04%

Brown & Brown, Inc.	176,413	6,652,534

IT Consulting & Other Services–1.43%

EPAM Systems, Inc. (b)	67,518	4,679,673

Life & Health Insurance–4.17%

St. James’s Place PLC (United Kingdom)	640,203	7,883,901
Torchmark Corp.	89,864	5,741,411
		13,625,312

Life Sciences Tools & Services–1.68%

Agilent Technologies, Inc.	116,560	5,488,810

Multi-Utilities–2.00%

CMS Energy Corp.	78,024	3,277,788
WEC Energy Group, Inc.	54,351	3,254,538
		6,532,326

Office REIT’s–1.90%

Boston Properties, Inc.	45,539	6,206,510

Oil & Gas Equipment & Services–1.42%

Core Laboratories N.V.	41,386	4,648,889

Oil & Gas Exploration & Production–3.17%

Concho Resources Inc. (b)	35,273	4,844,746
Vermilion Energy, Inc. (Canada)	142,174	5,508,755
		10,353,501

Packaged Foods & Meats–1.34%

JM Smucker Co. (The)	32,316	4,380,111

Paper Packaging–2.00%

Packaging Corp. of America	80,297	6,524,934

Pharmaceuticals–0.99%

Perrigo Co. PLC	34,839	3,216,685

Property & Casualty Insurance–4.36%

Arch Capital Group Ltd. (Bermuda)(b)	76,973	6,100,880

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Property & Casualty Insurance–(continued)

Progressive Corp. (The)	258,144	$8,131,536
		14,232,416

Regional Banks–3.48%

First Republic Bank	147,331	11,360,694

Retail REIT’s–1.90%

General Growth Properties, Inc.	224,221	6,188,500

Semiconductor Equipment–2.61%

Teradyne, Inc.	395,368	8,532,042

Semiconductors–4.66%

Linear Technology Corp.	146,958	8,713,140
Xilinx, Inc.	119,939	6,517,485
		15,230,625

Specialty Chemicals–4.85%

Albemarle Corp.	38,925	3,327,699
International Flavors & Fragrances Inc.	51,197	7,319,635
Koninklijke DSM N.V. (Netherlands)	76,622	5,178,171
		15,825,505
Total Common Stocks & Other Equity Interests (Cost $189,260,919)		260,653,127

	Shares	Value

Money Market Funds–20.18%

Government & Agency Portfolio –Institutional Class, 0.31% (c)	39,536,583	$39,536,583
Treasury Portfolio –Institutional Class, 0.23% (c)	26,357,722	26,357,722
Total Money Market Funds (Cost $65,894,305)		65,894,305
TOTAL INVESTMENTS–100.00% (Cost $255,155,224)		326,547,432
OTHER ASSETS LESS LIABILITIES–(0.01)%		(27,264)
NET ASSETS–100.00%		$326,520,168

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco V.I. Mid Cap Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

                                 Invesco V.I. Mid Cap Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$318,663,531	$7,883,901	$—	$326,547,432

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $67,515,947 and $122,342,753, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$76,707,570
Aggregate unrealized (depreciation) of investment securities	(5,467,100)
Net unrealized appreciation of investment securities	$71,240,470
Cost of investments for tax purposes is $255,306,962.

                                 Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us	VK-VIMCG-QTR-1	09/16	Invesco Advisers, Inc.

	Shares	Value

Common Stocks & Other Equity Interests–98.79%

Aerospace & Defense–0.74%

Raytheon Co.	13,424	$1,827,409

Airlines–0.80%

Southwest Airlines Co.	50,819	1,976,351

Alternative Carriers–0.91%

Zayo Group Holdings, Inc. (b)	75,165	2,233,152

Apparel Retail–2.63%

Burlington Stores, Inc. (b)	59,398	4,812,426
Foot Locker, Inc.	24,634	1,668,214
		6,480,640

Apparel, Accessories & Luxury Goods–0.47%

Under Armour, Inc. -Class A (b)(c)	30,077	1,163,378

Application Software–4.90%

Cadence Design Systems, Inc. (b)	145,804	3,722,376
Mobileye N.V. (b)(c)	55,307	2,354,419
SS&C Technologies Holdings, Inc.	75,557	2,429,158
Tyler Technologies, Inc. (b)	20,924	3,582,816
		12,088,769

Asset Management & Custody Banks–0.88%

Affiliated Managers Group, Inc. (b)	14,903	2,156,464

Auto Parts & Equipment–0.00%

Gentherm Inc. (b)	189	5,938

Automobile Manufacturers–0.51%

Tesla Motors, Inc. (b)	6,182	1,261,314

Automotive Retail–2.86%

Advance Auto Parts, Inc.	18,147	2,706,081
O’Reilly Automotive, Inc. (b)	15,508	4,343,946
		7,050,027

Biotechnology–2.19%

BioMarin Pharmaceutical Inc. (b)	38,098	3,524,827
Neurocrine Biosciences, Inc. (b)	37,131	1,880,314
		5,405,141

Building Products–6.96%

A.O. Smith Corp.	43,119	4,259,726
Allegion PLC	42,576	2,933,912
Lennox International Inc.	19,585	3,075,433
Masco Corp.	105,270	3,611,814
Owens Corning	61,513	3,284,179
		17,165,064

	Shares	Value

Casinos & Gaming–0.78%

Wynn Resorts Ltd.	19,610	$1,910,406

Communications Equipment–1.52%

F5 Networks, Inc. (b)	21,375	2,664,180
Palo Alto Networks, Inc. (b)	6,815	1,085,834
		3,750,014

Construction Machinery & Heavy Trucks–0.52%

WABCO Holdings Inc. (b)	11,229	1,274,828

Construction Materials–1.12%

Vulcan Materials Co.	24,214	2,753,858

Consumer Electronics–0.49%

Harman International Industries, Inc.	14,411	1,217,009

Data Processing & Outsourced Services–3.68%

Alliance Data Systems Corp. (b)	5,161	1,107,189
Broadridge Financial Solutions, Inc.	34,257	2,322,282
Fidelity National Information Services, Inc.	48,023	3,699,212
Vantiv, Inc. -Class A (b)	34,318	1,931,074
		9,059,757

Distillers & Vintners–2.10%

Constellation Brands, Inc. -Class A	31,063	5,171,679

Diversified Support Services–1.61%

KAR Auction Services Inc.	92,192	3,979,007

Electrical Components & Equipment–1.46%

Acuity Brands, Inc.	13,572	3,591,151

Electronic Components–2.07%

Amphenol Corp. -Class A	78,676	5,107,646

Financial Exchanges & Data–3.86%

Intercontinental Exchange, Inc.	17,618	4,745,584
S&P Global Inc.	37,626	4,761,947
		9,507,531

Footwear–1.03%

Skechers U.S.A., Inc. -Class A (b)	111,190	2,546,251

General Merchandise Stores–0.95%

Dollar Tree, Inc. (b)	29,794	2,351,640

Health Care Equipment–6.40%

Boston Scientific Corp. (b)	153,592	3,655,489
DexCom Inc. (b)	45,721	4,007,903
Hologic, Inc. (b)	128,571	4,992,412
Penumbra, Inc. (b)	41,002	3,115,742
		15,771,546

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Mid Cap Growth Fund

	Shares	Value

Health Care Facilities–1.46%

VCA Inc. (b)	51,412	$3,597,812

Health Care Services–0.92%

Team Health Holdings, Inc. (b)	69,664	2,268,260

Home Entertainment Software–1.47%

Electronic Arts Inc. (b)	42,544	3,633,258

Homebuilding–0.64%

D.R. Horton, Inc.	52,251	1,577,980

Housewares & Specialties–1.46%

Newell Brands, Inc.	68,365	3,600,101

Industrial Conglomerates–1.24%

Carlisle Cos. Inc.	29,840	3,060,689

Industrial Machinery–2.07%

Stanley Black & Decker Inc.	41,433	5,095,430

Integrated Telecommunication Services–1.40%

SBA Communications Corp. -Class A (b)	30,803	3,454,865

Internet Software & Services–1.48%

CoStar Group Inc. (b)	16,835	3,645,283

Investment Banking & Brokerage–1.14%

E*TRADE Financial Corp. (b)	96,614	2,813,400

IT Consulting & Other Services–0.93%

Gartner, Inc. (b)	26,001	2,299,788

Leisure Products–1.24%

Brunswick Corp.	62,815	3,064,116

Life Sciences Tools & Services–3.78%

INC Research Holdings, Inc. -Class A (b)	68,613	3,058,768
Patheon N.V. (b)	83,534	2,475,112
VWR Corp. (b)	133,510	3,786,344
		9,320,224

Managed Health Care–2.10%

Centene Corp. (b)	77,468	5,187,257

Metal & Glass Containers–0.88%

Berry Plastics Group Inc. (b)	49,660	2,177,591

Movies & Entertainment–1.39%

Cinemark Holdings, Inc.	89,478	3,425,218

Oil & Gas Exploration & Production–2.41%

Diamondback Energy Inc. (b)	31,721	3,062,345
Pioneer Natural Resources Co.	15,486	2,874,976
		5,937,321

Oil & Gas Storage & Transportation–1.94%

Cheniere Energy, Inc. (b)	58,678	2,558,361
Targa Resources Corp.	45,129	2,216,285
		4,774,646

	Shares	Value

Packaged Foods & Meats–0.49%

Pinnacle Foods Inc.	24,184	$1,213,311

Pharmaceuticals–0.41%

Pacira Pharmaceuticals, Inc. (b)	29,551	1,011,235

Regional Banks–1.10%

Signature Bank (b)	22,806	2,701,371

Restaurants–2.36%

Chipotle Mexican Grill, Inc. (b)	5,373	2,275,465
Domino’s Pizza, Inc.	23,401	3,553,442
		5,828,907

Semiconductors–4.85%

Cirrus Logic, Inc. (b)	24,605	1,307,756
Microsemi Corp. (b)	72,315	3,035,784
NXP Semiconductors N.V. (Netherlands)(b)	56,940	5,808,449
Qorvo, Inc. (b)	32,454	1,808,986
		11,960,975

Soft Drinks–1.70%

Monster Beverage Corp. (b)	28,557	4,192,453

Specialized REIT’s–3.27%

CoreSite Realty Corp.	26,216	1,941,033
CubeSmart	75,531	2,058,975
Equinix, Inc.	11,287	4,066,142
		8,066,150

Specialty Chemicals–1.64%

PPG Industries, Inc.	39,015	4,032,590

Specialty Stores–1.61%

Tractor Supply Co.	30,107	2,027,706
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	8,150	1,939,537
		3,967,243

Systems Software–1.97%

ServiceNow, Inc. (b)	61,423	4,861,631
Total Common Stocks & Other Equity Interests (Cost $188,849,839)		243,575,075

Money Market Funds–1.68%

Government & Agency Portfolio –Institutional Class, 0.31% (d)	2,479,043	2,479,043
Treasury Portfolio –Institutional Class, 0.23% (d)	1,652,695	1,652,695
Total Money Market Funds (Cost $4,131,738)		4,131,738
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.47% (Cost $192,981,577)		247,706,813

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Mid Cap Growth Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Fund–1.07%

Government & Agency Portfolio –Institutional Class, 0.31% (Cost $2,651,346)(d)(e)	2,651,346	$2,651,346
TOTAL INVESTMENTS–101.54% (Cost $195,632,923)		250,358,159
OTHER ASSETS LESS LIABILITIES–(1.54)%		(3,802,554)
NET ASSETS–100.00%		$246,555,605

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2016.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco V.I. Mid Cap Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

                                 Invesco V.I. Mid Cap Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $104,590,124 and $124,299,711, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$59,998,105
Aggregate unrealized (depreciation) of investment securities	(5,870,225)
Net unrealized appreciation of investment securities	$54,127,880
Cost of investments for tax purposes is $196,230,279.

                                 Invesco V.I. Mid Cap Growth Fund

Invesco V.I. S&P 500 Index Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us	MS-VISPI-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.57%

Advertising–0.15%

Interpublic Group of Cos., Inc. (The)	1,909	$42,666
Omnicom Group Inc.	1,104	93,840
		136,506

Aerospace & Defense–2.03%

Boeing Co. (The)	2,708	356,752
General Dynamics Corp.	1,335	207,139
L-3 Communications Holdings, Inc.	356	53,660
Lockheed Martin Corp.	1,177	282,150
Northrop Grumman Corp.	833	178,220
Raytheon Co.	1,380	187,859
Rockwell Collins, Inc.	604	50,941
Textron Inc.	1,249	49,648
TransDigm Group, Inc. (b)	233	67,365
United Technologies Corp.	3,633	369,113
		1,802,847

Agricultural & Farm Machinery–0.13%

Deere & Co.	1,349	115,137

Agricultural Products–0.13%

Archer-Daniels-Midland Co.	2,731	115,166

Air Freight & Logistics–0.72%

C.H. Robinson Worldwide, Inc.	662	46,645
Expeditors International of Washington, Inc.	844	43,483
FedEx Corp.	1,139	198,960
United Parcel Service, Inc. -Class B	3,227	352,905
		641,993

Airlines–0.51%

Alaska Air Group, Inc.	584	38,462
American Airlines Group Inc.	2,473	90,537
Delta Air Lines, Inc.	3,487	137,248
Southwest Airlines Co.	2,895	112,587
United Continental Holdings Inc. (b)	1,369	71,831
		450,665

Alternative Carriers–0.07%

Level 3 Communications, Inc. (b)	1,347	62,474

Aluminum–0.07%

Alcoa Inc.	6,114	61,996

Apparel Retail–0.57%

Foot Locker, Inc.	631	42,731
Gap, Inc. (The)	1,053	23,419
L Brands, Inc.	1,120	79,262
Ross Stores, Inc.	1,851	119,019
TJX Cos., Inc. (The)	3,073	229,799

	Shares	Value

Apparel Retail–(continued)

Urban Outfitters, Inc. (b)	401	$13,843
		508,073

Apparel, Accessories & Luxury Goods–0.39%

Coach, Inc.	1,291	47,199
Hanesbrands, Inc.	1,754	44,288
Michael Kors Holdings Ltd. (b)	788	36,871
PVH Corp.	375	41,438
Ralph Lauren Corp.	269	27,207
Under Armour, Inc. -Class A (b)	868	33,574
Under Armour, Inc. -Class C (b)	872	29,526
VF Corp.	1,550	86,877
		346,980

Application Software–0.81%

Adobe Systems Inc. (b)	2,325	252,356
Autodesk, Inc. (b)	911	65,893
Citrix Systems, Inc. (b)	720	61,358
Intuit Inc.	1,143	125,741
salesforce.com, inc. (b)	3,005	214,347
		719,695

Asset Management & Custody Banks–1.03%

Affiliated Managers Group, Inc. (b)	254	36,754
Ameriprise Financial, Inc.	753	75,127
Bank of New York Mellon Corp. (The)	4,985	198,802
BlackRock, Inc.	569	206,240
Franklin Resources, Inc.	1,640	58,335
Invesco Ltd. (c)	1,939	60,632
Legg Mason, Inc.	430	14,396
Northern Trust Corp.	996	67,718
State Street Corp.	1,711	119,137
T. Rowe Price Group Inc.	1,153	76,674
		913,815

Auto Parts & Equipment–0.37%

BorgWarner, Inc.	932	32,788
Delphi Automotive PLC (United Kingdom)	1,268	90,434
Johnson Controls International PLC	4,407	205,050
		328,272

Automobile Manufacturers–0.49%

Ford Motor Co.	18,254	220,326
General Motors Co.	6,636	210,825
		431,151

Automotive Retail–0.39%

Advance Auto Parts, Inc.	341	50,850
AutoNation, Inc. (b)	309	15,051
AutoZone, Inc. (b)	137	105,263

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. S&P 500 Index Fund

	Shares	Value

Automotive Retail–(continued)

CarMax, Inc. (b)	900	$48,015
O’Reilly Automotive, Inc. (b)	442	123,809
		342,988

Biotechnology–2.95%

AbbVie Inc.	7,603	479,521
Alexion Pharmaceuticals, Inc. (b)	1,040	127,442
Amgen Inc.	3,492	582,500
Biogen Inc. (b)	1,022	319,917
Celgene Corp. (b)	3,618	378,190
Gilead Sciences, Inc.	6,161	487,458
Regeneron Pharmaceuticals, Inc. (b)	352	141,511
Vertex Pharmaceuticals Inc. (b)	1,149	100,204
		2,616,743

Brewers–0.11%

Molson Coors Brewing Co. -Class B	855	93,879

Broadcasting–0.23%

CBS Corp. -Class B	1,899	103,951
Discovery Communications, Inc. -Class A (b)	713	19,194
Discovery Communications, Inc. -Class C (b)	1,032	27,152
Scripps Networks Interactive Inc. -Class A	450	28,570
TEGNA Inc.	1,031	22,538
		201,405

Building Products–0.14%

Allegion PLC	444	30,596
Fortune Brands Home & Security, Inc.	712	41,367
Masco Corp.	1,546	53,043
		125,006

Cable & Satellite–1.15%

Charter Communications, Inc. -Class A (b)	1,011	272,939
Comcast Corp. -Class A	11,217	744,136
		1,017,075

Casinos & Gaming–0.04%

Wynn Resorts Ltd.	377	36,727

Commodity Chemicals–0.14%

LyondellBasell Industries N.V. -Class A	1,586	127,927

Communications Equipment–1.06%

Cisco Systems, Inc.	23,503	745,515
F5 Networks, Inc. (b)	310	38,638
Harris Corp.	578	52,951
Juniper Networks, Inc.	1,787	42,995
Motorola Solutions, Inc.	777	59,270
		939,369

Computer & Electronics Retail–0.06%

Best Buy Co., Inc.	1,288	49,176

Construction & Engineering–0.09%

Fluor Corp.	659	33,820
Jacobs Engineering Group, Inc. (b)	565	29,222

	Shares	Value

Construction & Engineering–(continued)

Quanta Services, Inc. (b)	715	$20,013
		83,055

Construction Machinery & Heavy Trucks–0.49%

Caterpillar Inc.	2,727	242,076
Cummins Inc.	723	92,652
PACCAR Inc.	1,628	95,694
		430,422

Construction Materials–0.14%

Martin Marietta Materials, Inc.	294	52,658
Vulcan Materials Co.	618	70,285
		122,943

Consumer Electronics–0.06%

Garmin Ltd.	555	26,701
Harman International Industries, Inc.	333	28,122
		54,823

Consumer Finance–0.71%

American Express Co.	3,622	231,953
Capital One Financial Corp.	2,362	169,663
Discover Financial Services	1,884	106,540
Navient Corp.	1,479	21,401
Synchrony Financial	3,698	103,544
		633,101

Copper–0.07%

Freeport-McMoRan Inc.	5,705	61,956

Data Processing & Outsourced Services–2.40%

Alliance Data Systems Corp. (b)	273	58,567
Automatic Data Processing, Inc.	2,129	187,778
Fidelity National Information Services, Inc.	1,529	117,779
Fiserv, Inc. (b)	1,032	102,653
Global Payments Inc.	715	54,883
MasterCard, Inc. -Class A	4,476	455,523
Paychex, Inc.	1,489	86,168
PayPal Holdings, Inc. (b)	5,240	214,683
Total System Services, Inc.	784	36,966
Visa Inc. -Class A	8,807	728,339
Western Union Co. (The)	2,254	46,928
Xerox Corp.	3,973	40,246
		2,130,513

Department Stores–0.13%

Kohl’s Corp.	853	37,319
Macy’s, Inc.	1,433	53,092
Nordstrom, Inc.	542	28,119
		118,530

Distillers & Vintners–0.20%

Brown-Forman Corp. -Class B	851	40,371
Constellation Brands, Inc. -Class A	826	137,521
		177,892

Distributors–0.14%

Genuine Parts Co.	694	69,712

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. S&P 500 Index Fund

	Shares	Value

Distributors–(continued)

LKQ Corp. (b)	1,425	$50,531
		120,243

Diversified Banks–4.29%

Bank of America Corp.	47,647	745,675
Citigroup Inc.	13,546	639,778
Comerica Inc.	830	39,276
JPMorgan Chase & Co.	16,864	1,122,974
U.S. Bancorp	7,511	322,147
Wells Fargo & Co.	21,202	938,824
		3,808,674

Diversified Chemicals–0.67%

Dow Chemical Co. (The)	5,261	272,678
E. I. du Pont de Nemours and Co.	4,081	273,304
Eastman Chemical Co.	690	46,699
		592,681

Diversified Support Services–0.05%

Cintas Corp.	398	44,815

Drug Retail–0.86%

CVS Health Corp.	4,978	442,992
Walgreens Boots Alliance, Inc.	3,991	321,755
		764,747

Electric Utilities–2.02%

Alliant Energy Corp.	1,078	41,298
American Electric Power Co., Inc.	2,283	146,591
Duke Energy Corp.	3,216	257,409
Edison International	1,514	109,386
Entergy Corp.	830	63,686
Eversource Energy	1,474	79,861
Exelon Corp.	4,308	143,413
FirstEnergy Corp.	1,973	65,267
NextEra Energy, Inc.	2,180	266,658
PG&E Corp.	2,327	142,343
Pinnacle West Capital Corp.	515	39,135
PPL Corp.	3,146	108,757
Southern Co. (The)	4,568	234,338
Xcel Energy, Inc.	2,361	97,132
		1,795,274

Electrical Components & Equipment–0.54%

Acuity Brands, Inc.	202	53,449
AMETEK, Inc.	1,084	51,794
Eaton Corp. PLC	2,128	139,831
Emerson Electric Co.	2,990	162,985
Rockwell Automation, Inc.	604	73,893
		481,952

Electronic Components–0.23%

Amphenol Corp. -Class A	1,430	92,835
Corning Inc.	4,841	114,490
		207,325

Electronic Equipment & Instruments–0.02%

FLIR Systems, Inc.	662	20,800

	Shares	Value

Electronic Manufacturing Services–0.12%

TE Connectivity Ltd. (Switzerland)	1,661	$106,935

Environmental & Facilities Services–0.24%

Republic Services, Inc.	1,102	55,596
Stericycle, Inc. (b)	402	32,216
Waste Management, Inc.	1,899	121,080
		208,892

Fertilizers & Agricultural Chemicals–0.35%

CF Industries Holdings, Inc.	1,105	26,907
FMC Corp.	620	29,971
Monsanto Co.	2,042	208,692
Mosaic Co. (The)	1,659	40,579
		306,149

Financial Exchanges & Data–0.67%

CME Group Inc. -Class A	1,582	165,351
Intercontinental Exchange, Inc.	555	149,495
Moody’s Corp.	785	85,000
Nasdaq, Inc.	534	36,066
S&P Global Inc.	1,229	155,542
		591,454

Food Distributors–0.13%

Sysco Corp.	2,384	116,840

Food Retail–0.20%

Kroger Co. (The)	4,425	131,334
Whole Foods Market, Inc.	1,487	42,156
		173,490

Footwear–0.37%

NIKE, Inc. -Class B	6,295	331,432

General Merchandise Stores–0.40%

Dollar General Corp.	1,209	84,618
Dollar Tree, Inc. (b)	1,094	86,364
Target Corp.	2,683	184,269
		355,251

Gold–0.11%

Newmont Mining Corp.	2,466	96,889

Health Care Distributors–0.50%

AmerisourceBergen Corp.	852	68,825
Cardinal Health, Inc.	1,486	115,462
Henry Schein, Inc. (b)	380	61,932
McKesson Corp.	1,053	175,588
Patterson Cos. Inc.	394	18,100
		439,907

Health Care Equipment–2.62%

Abbott Laboratories	6,863	290,236
Baxter International Inc.	2,285	108,766
Becton, Dickinson and Co.	993	178,472
Boston Scientific Corp. (b)	6,353	151,201
C.R. Bard, Inc.	339	76,031
Danaher Corp.	2,836	222,314

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. S&P 500 Index Fund

	Shares	Value

Health Care Equipment–(continued)

Edwards Lifesciences Corp. (b)	993	$119,716
Hologic, Inc. (b)	1,294	50,246
Intuitive Surgical, Inc. (b)	179	129,745
Medtronic PLC	6,452	557,453
St. Jude Medical, Inc.	1,320	105,283
Stryker Corp.	1,449	168,678
Varian Medical Systems, Inc. (b)	441	43,893
Zimmer Biomet Holdings, Inc.	933	121,309
		2,323,343

Health Care Facilities–0.18%

HCA Holdings, Inc. (b)	1,378	104,218
Universal Health Services, Inc. -Class B	416	51,260
		155,478

Health Care REIT’s–0.36%

HCP, Inc.	2,171	82,390
Ventas, Inc.	1,640	115,833
Welltower Inc.	1,659	124,043
		322,266

Health Care Services–0.43%

DaVita Inc. (b)	772	51,006
Express Scripts Holding Co. (b)	2,941	207,429
Laboratory Corp. of America Holdings (b)	475	65,303
Quest Diagnostics Inc.	656	55,517
		379,255

Health Care Supplies–0.12%

Cooper Cos., Inc. (The)	227	40,692
DENTSPLY SIRONA Inc.	1,088	64,660
		105,352

Health Care Technology–0.10%

Cerner Corp. (b)	1,398	86,326

Home Entertainment Software–0.29%

Activision Blizzard, Inc.	3,185	141,096
Electronic Arts Inc. (b)	1,401	119,645
		260,741

Home Furnishings–0.10%

Leggett & Platt, Inc.	623	28,397
Mohawk Industries, Inc. (b)	295	59,100
		87,497

Home Improvement Retail–1.17%

Home Depot, Inc. (The)	5,768	742,226
Lowe’s Cos., Inc.	4,083	294,834
		1,037,060

Homebuilding–0.13%

D.R. Horton, Inc.	1,581	47,746
Lennar Corp. -Class A	876	37,090
PulteGroup Inc.	1,443	28,918
		113,754

	Shares	Value

Homefurnishing Retail–0.03%

Bed Bath & Beyond Inc.	716	$30,867

Hotel and Resort REIT’s–0.06%

Host Hotels & Resorts Inc.	3,474	54,090

Hotels, Resorts & Cruise Lines–0.33%

Carnival Corp.	2,037	99,446
Marriott International Inc. -Class A	1,492	100,430
Royal Caribbean Cruises Ltd.	779	58,386
Wyndham Worldwide Corp.	512	34,473
		292,735

Household Appliances–0.06%

Whirlpool Corp.	352	57,080

Household Products–1.99%

Church & Dwight Co., Inc.	1,190	57,025
Clorox Co. (The)	600	75,108
Colgate-Palmolive Co.	4,151	307,755
Kimberly-Clark Corp.	1,673	211,032
Procter & Gamble Co. (The)	12,461	1,118,375
		1,769,295

Housewares & Specialties–0.13%

Newell Brands, Inc.	2,251	118,538

Human Resource & Employment Services–0.03%

Robert Half International, Inc.	609	23,057

Hypermarkets & Super Centers–0.93%

Costco Wholesale Corp.	2,045	311,883
Wal-Mart Stores, Inc.	7,076	510,321
		822,204

Independent Power Producers & Energy Traders–0.06%

AES Corp. (The)	3,114	40,015
NRG Energy, Inc.	1,450	16,254
		56,269

Industrial Conglomerates–2.52%

3M Co.	2,819	496,792
General Electric Co. (d)	41,842	1,239,360
Honeywell International Inc.	3,552	414,128
Roper Technologies, Inc.	469	85,579
		2,235,859

Industrial Gases–0.35%

Air Products and Chemicals, Inc.	1,010	151,843
Praxair, Inc.	1,325	160,100
		311,943

Industrial Machinery–0.80%

Dover Corp.	720	53,021
Flowserve Corp.	617	29,764
Fortive Corp.	1,392	70,853
Illinois Tool Works Inc.	1,490	178,562
Ingersoll-Rand PLC	1,196	81,256
Parker-Hannifin Corp.	625	78,456
Pentair PLC (United Kingdom)	777	49,914

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. S&P 500 Index Fund

	Shares	Value

Industrial Machinery–(continued)

Snap-on Inc.	275	$41,789
Stanley Black & Decker Inc.	697	85,717
Xylem, Inc.	830	43,534
		712,866

Industrial REIT’s–0.15%

Prologis, Inc.	2,442	130,745

Insurance Brokers–0.48%

Aon PLC	1,239	139,375
Arthur J. Gallagher & Co.	822	41,815
Marsh & McLennan Cos., Inc.	2,422	162,880
Willis Towers Watson PLC	605	80,326
		424,396

Integrated Oil & Gas–3.22%

Chevron Corp.	8,807	906,416
Exxon Mobil Corp.	19,361	1,689,828
Occidental Petroleum Corp.	3,566	260,033
		2,856,277

Integrated Telecommunication Services–2.53%

AT&T Inc.	28,743	1,167,253
CenturyLink Inc.	2,521	69,151
Frontier Communications Corp.	5,432	22,597
Verizon Communications Inc.	19,032	989,284
		2,248,285

Internet & Direct Marketing Retail–2.45%

Amazon.com, Inc. (b)	1,837	1,538,138
Expedia, Inc.	562	65,597
Netflix Inc. (b)	2,001	197,199
Priceline Group Inc. (The) (b)	231	339,914
TripAdvisor Inc. (b)	541	34,180
		2,175,028

Internet Software & Services–4.49%

Akamai Technologies, Inc. (b)	832	44,088
Alphabet Inc. -Class A (b)	1,375	1,105,582
Alphabet Inc. -Class C (b)	1,378	1,071,106
eBay Inc. (b)	4,914	161,670
Facebook Inc. -Class A (b)	10,849	1,391,601
VeriSign, Inc. (b)	442	34,582
Yahoo! Inc. (b)	4,087	176,150
		3,984,779

Investment Banking & Brokerage–0.81%

Charles Schwab Corp. (The)	5,591	176,508
E*TRADE Financial Corp. (b)	1,295	37,711
Goldman Sachs Group, Inc. (The)	1,760	283,835
Morgan Stanley	6,873	220,348
		718,402

IT Consulting & Other Services–1.32%

Accenture PLC -Class A	2,899	354,171
Cognizant Technology Solutions Corp. -Class A (b)	2,816	134,351

	Shares	Value

IT Consulting & Other Services–(continued)

CSRA Inc.	650	$17,485
International Business Machines Corp.	4,055	644,137
Teradata Corp. (b)	629	19,499
		1,169,643

Leisure Products–0.10%

Hasbro, Inc.	520	41,252
Mattel, Inc.	1,582	47,903
		89,155

Life & Health Insurance–0.81%

Aflac, Inc.	1,924	138,278
Lincoln National Corp.	1,086	51,020
MetLife, Inc.	5,108	226,948
Principal Financial Group, Inc.	1,252	64,490
Prudential Financial, Inc.	2,040	166,566
Torchmark Corp.	531	33,926
Unum Group	1,094	38,629
		719,857

Life Sciences Tools & Services–0.71%

Agilent Technologies, Inc.	1,523	71,718
Illumina, Inc. (b)	683	124,074
Mettler-Toledo International Inc. (b)	124	52,059
PerkinElmer, Inc.	516	28,953
Thermo Fisher Scientific, Inc.	1,840	292,670
Waters Corp. (b)	375	59,434
		628,908

Managed Health Care–1.46%

Aetna Inc.	1,637	188,992
Anthem, Inc.	1,221	153,004
Centene Corp. (b)	791	52,965
Cigna Corp.	1,191	155,211
Humana Inc.	692	122,408
UnitedHealth Group Inc.	4,446	622,440
		1,295,020

Metal & Glass Containers–0.09%

Ball Corp.	807	66,134
Owens-Illinois, Inc. (b)	791	14,546
		80,680

Motorcycle Manufacturers–0.05%

Harley-Davidson, Inc.	841	44,228

Movies & Entertainment–1.32%

Time Warner Inc.	3,631	289,064
Twenty-First Century Fox, Inc. -Class A	4,967	120,301
Twenty-First Century Fox, Inc. -Class B	2,273	56,234
Viacom Inc. -Class B	1,610	61,341
Walt Disney Co. (The)	6,903	641,012
		1,167,952

Multi-Line Insurance–0.49%

American International Group, Inc.	4,749	281,806
Assurant, Inc.	287	26,476
Hartford Financial Services Group, Inc. (The)	1,802	77,161

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. S&P 500 Index Fund

	Shares	Value

Multi-Line Insurance–(continued)

Loews Corp.	1,289	$53,042
		438,485

Multi-Sector Holdings–1.48%

Berkshire Hathaway Inc. -Class B (b)	8,864	1,280,582
Leucadia National Corp.	1,523	28,998
		1,309,580

Multi-Utilities–1.08%

Ameren Corp.	1,127	55,426
CenterPoint Energy, Inc.	2,015	46,809
CMS Energy Corp.	1,297	54,487
Consolidated Edison, Inc.	1,413	106,399
Dominion Resources, Inc.	2,920	216,869
DTE Energy Co.	833	78,027
NiSource Inc.	1,525	36,768
Public Service Enterprise Group Inc.	2,351	98,436
SCANA Corp.	663	47,981
Sempra Energy	1,165	124,876
WEC Energy Group, Inc.	1,466	87,784
		953,862

Office REIT’s–0.26%

Boston Properties, Inc.	713	97,175
SL Green Realty Corp.	465	50,266
Vornado Realty Trust	801	81,069
		228,510

Office Services & Supplies–0.02%
Pitney Bowes Inc.	817	14,837

Oil & Gas Drilling–0.06%

Helmerich & Payne, Inc.	511	34,390
Transocean Ltd. (b)	1,582	16,864
		51,254

Oil & Gas Equipment & Services–1.00%

Baker Hughes Inc.	1,997	100,789
FMC Technologies, Inc. (b)	1,073	31,836
Halliburton Co.	4,020	180,418
National Oilwell Varco Inc.	1,752	64,368
Schlumberger Ltd.	6,493	510,609
		888,020

Oil & Gas Exploration & Production–1.85%

Anadarko Petroleum Corp.	2,536	160,681
Apache Corp.	1,759	112,347
Cabot Oil & Gas Corp.	2,161	55,754
Chesapeake Energy Corp. (b)	3,046	19,098
Cimarex Energy Co.	439	58,988
Concho Resources Inc. (b)	663	91,063
ConocoPhillips	5,782	251,344
Devon Energy Corp.	2,435	107,408
EOG Resources, Inc.	2,570	248,545
EQT Corp.	802	58,241
Hess Corp.	1,256	67,347
Marathon Oil Corp.	3,921	61,991
Murphy Oil Corp.	751	22,830

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Newfield Exploration Co. (b)	932	$40,505
Noble Energy, Inc.	1,991	71,158
Pioneer Natural Resources Co.	791	146,849
Range Resources Corp.	888	34,410
Southwestern Energy Co. (b)	2,303	31,874
		1,640,433

Oil & Gas Refining & Marketing–0.48%

Marathon Petroleum Corp.	2,462	99,933
Phillips 66	2,074	167,061
Tesoro Corp.	554	44,076
Valero Energy Corp.	2,153	114,109
		425,179

Oil & Gas Storage & Transportation–0.56%

Kinder Morgan Inc.	8,963	207,314
ONEOK, Inc.	996	51,184
Spectra Energy Corp.	3,282	140,306
Williams Cos., Inc. (The)	3,189	97,998
		496,802

Packaged Foods & Meats–1.56%

Campbell Soup Co.	907	49,613
ConAgra Foods, Inc.	1,928	90,828
General Mills, Inc.	2,786	177,970
Hershey Co. (The)	652	62,331
Hormel Foods Corp.	1,255	47,602
JM Smucker Co. (The)	543	73,598
Kellogg Co.	1,171	90,718
Kraft Heinz Co. (The)	2,781	248,927
McCormick & Co., Inc.	535	53,457
Mead Johnson Nutrition Co.	867	68,502
Mondelez International, Inc. -Class A	7,262	318,802
Tyson Foods, Inc. -Class A	1,396	104,239
		1,386,587

Paper Packaging–0.25%

Avery Dennison Corp.	422	32,827
International Paper Co.	1,911	91,690
Sealed Air Corp.	934	42,796
WestRock Co.	1,173	56,867
		224,180

Personal Products–0.11%

Coty, Inc. -Class A (b)	323	7,591
Estee Lauder Cos. Inc. (The) -Class A	1,034	91,571
		99,162

Pharmaceuticals–5.41%

Allergan PLC (b)	1,848	425,613
Bristol-Myers Squibb Co.	7,801	420,630
Eli Lilly and Co.	4,534	363,899
Endo International PLC (b)	904	18,216
Johnson & Johnson	12,774	1,508,993
Mallinckrodt PLC (b)	507	35,378
Merck & Co., Inc.	12,911	805,775
Mylan N.V. (b)	2,147	81,844
Perrigo Co. PLC	665	61,399

See accompanying notes which are an integral part of this schedule.

                                  Invesco V.I. S&P 500 Index Fund

	Shares	Value

Pharmaceuticals–(continued)

Pfizer Inc.	28,321	$959,232
Zoetis Inc.	2,310	120,143
		4,801,122

Property & Casualty Insurance–0.82%

Allstate Corp. (The)	1,739	120,304
Chubb Ltd.	2,171	272,786
Cincinnati Financial Corp.	698	52,643
Progressive Corp. (The)	2,710	85,365
Travelers Cos., Inc. (The)	1,345	154,070
XL Group Ltd. (Ireland)	1,283	43,147
		728,315

Publishing–0.04%

News Corp. -Class A	1,820	25,444
News Corp. -Class B	543	7,721
		33,165

Railroads–0.78%

CSX Corp.	4,435	135,268
Kansas City Southern	501	46,753
Norfolk Southern Corp.	1,374	133,360
Union Pacific Corp.	3,888	379,197
		694,578

Real Estate Services–0.04%

CBRE Group, Inc. -Class A (b)	1,393	38,976

Regional Banks–1.01%

BB&T Corp.	3,816	143,940
Citizens Financial Group, Inc.	2,458	60,737
Fifth Third Bancorp	3,542	72,469
Huntington Bancshares Inc.	5,044	49,734
KeyCorp	5,034	61,264
M&T Bank Corp.	738	85,682
People’s United Financial Inc.	1,485	23,493
PNC Financial Services Group, Inc. (The)	2,294	206,667
Regions Financial Corp.	5,889	58,124
SunTrust Banks, Inc.	2,329	102,010
Zions Bancorp.	970	30,089
		894,209

Research & Consulting Services–0.27%

Dun & Bradstreet Corp. (The)	167	22,816
Equifax Inc.	552	74,288
Nielsen Holdings PLC	1,568	83,998
Verisk Analytics, Inc. -Class A (b)	733	59,578
		240,680

Residential REIT’s–0.41%

Apartment Investment & Management Co. -Class A	727	33,377
AvalonBay Communities, Inc.	636	113,106
Equity Residential	1,698	109,232
Essex Property Trust, Inc.	303	67,478
UDR, Inc.	1,241	44,664
		367,857

	Shares	Value

Restaurants–1.22%

Chipotle Mexican Grill, Inc. (b)	137	$58,020
Darden Restaurants, Inc.	588	36,056
McDonald’s Corp.	3,981	459,248
Starbucks Corp.	6,847	370,697
Yum! Brands, Inc.	1,729	157,010
		1,081,031

Retail REIT’s–0.69%

Federal Realty Investment Trust	335	51,567
General Growth Properties, Inc.	2,709	74,768
Kimco Realty Corp.	1,950	56,452
Macerich Co. (The)	562	45,449
Realty Income Corp.	1,197	80,115
Simon Property Group, Inc.	1,466	303,477
		611,828

Semiconductor Equipment–0.31%

Applied Materials, Inc.	5,063	152,650
KLA-Tencor Corp.	723	50,400
Lam Research Corp.	741	70,180
		273,230

Semiconductors–2.94%

Analog Devices, Inc.	1,428	92,035
Broadcom Ltd. (Singapore)	1,846	318,472
First Solar, Inc. (b)	374	14,769
Intel Corp.	22,089	833,860
Linear Technology Corp.	1,110	65,812
Microchip Technology Inc.	997	61,954
Micron Technology, Inc. (b)	4,801	85,362
NVIDIA Corp.	2,497	171,094
Qorvo, Inc. (b)	592	32,998
QUALCOMM, Inc.	6,880	471,280
Skyworks Solutions, Inc.	883	67,232
Texas Instruments Inc.	4,684	328,723
Xilinx, Inc.	1,178	64,012
		2,607,603

Soft Drinks–1.88%

Coca-Cola Co. (The)	18,136	767,515
Dr Pepper Snapple Group, Inc.	863	78,801
Monster Beverage Corp. (b)	630	92,490
PepsiCo, Inc.	6,715	730,391
		1,669,197

Specialized Consumer Services–0.03%

H&R Block, Inc.	1,061	24,562

Specialized REIT’s–1.03%

American Tower Corp.	1,986	225,073
Crown Castle International Corp.	1,576	148,475
Digital Realty Trust, Inc.	681	66,139
Equinix, Inc.	331	119,243
Extra Space Storage Inc.	581	46,137
Iron Mountain Inc.	1,133	42,521
Public Storage	695	155,082
Weyerhaeuser Co.	3,473	110,928
		913,598

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. S&P 500 Index Fund

	Shares	Value

Specialty Chemicals–0.54%

Albemarle Corp.	521	$44,540
Ecolab Inc.	1,226	149,229
International Flavors & Fragrances Inc.	377	53,899
PPG Industries, Inc.	1,236	127,753
Sherwin-Williams Co. (The)	374	103,471
		478,892

Specialty Stores–0.22%

Signet Jewelers Ltd.	361	26,905
Staples, Inc.	3,057	26,137
Tiffany & Co.	508	36,896
Tractor Supply Co.	619	41,690
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	273	64,969
		196,597

Steel–0.08%

Nucor Corp.	1,477	73,038

Systems Software–3.20%

CA, Inc.	1,475	48,801
Microsoft Corp.	36,384	2,095,718
Oracle Corp.	14,052	551,963
Red Hat, Inc. (b)	842	68,059
Symantec Corp.	2,840	71,284
		2,835,825

Technology Hardware, Storage & Peripherals–3.74%

Apple Inc.	25,159	2,844,225
Hewlett Packard Enterprise Co.	7,726	175,767
HP Inc.	7,953	123,510
NetApp, Inc.	1,300	46,566
Seagate Technology PLC	1,415	54,548
Western Digital Corp.	1,326	77,531
		3,322,147

Tires & Rubber–0.04%

Goodyear Tire & Rubber Co. (The)	1,224	39,535

Tobacco–1.65%

Altria Group, Inc.	9,122	576,784
Philip Morris International Inc.	7,242	704,067
Reynolds American Inc.	3,848	181,433
		1,462,284

Trading Companies & Distributors–0.17%

Fastenal Co.	1,342	56,069
United Rentals, Inc. (b)	410	32,181
W.W. Grainger, Inc.	259	58,233
		146,483

Trucking–0.06%

J.B. Hunt Transport Services, Inc.	421	34,160
Ryder System, Inc.	248	16,356
		50,516

	Shares	Value

Water Utilities–0.07%

American Water Works Co., Inc.	825	$61,743
Total Common Stocks & Other Equity Interests (Cost $33,345,058)		87,455,182

Money Market Funds–1.44%

Government & Agency Portfolio – Institutional Class, 0.31% (e)	769,716	769,716
Treasury Portfolio – Institutional Class, 0.23% (e)	513,144	513,144
Total Money Market Funds (Cost $1,282,860)		1,282,860
TOTAL INVESTMENTS–100.01% (Cost $34,627,918)		88,738,042
OTHER ASSETS LESS LIABILITIES–(0.01)%		(12,599)
NET ASSETS–100.00%		$88,725,443

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco V.I. S&P 500 Index Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

                                 Invesco V.I. S&P 500 Index Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$88,738,042	$—	$—	$88,738,042
Futures Contracts*	4,581	—	—	4,581
Total Investments	$88,742,623	$—	$—	$88,742,623

* Unrealized appreciation.

NOTE 3 — Derivative Investments

	Open Futures Contracts - Equity Risk
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	Long	12	December-2016	$1,296,240	$4,581

NOTE 4 — Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the nine months ended September 30, 2016.

	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 09/30/16	Dividend Income
Invesco Ltd.	$72,551	$—	$(6,637)	$(6,049)	$767	$60,632	$1,690

                                 Invesco V.I. S&P 500 Index Fund

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $3,025,136 and $11,444,086, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$51,402,259
Aggregate unrealized (depreciation) of investment securities	(929,079)
Net unrealized appreciation of investment securities	$50,473,180
Cost of investments for tax purposes is $38,264,862.

                                 Invesco V.I. S&P 500 Index Fund

Invesco V.I. Small Cap Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us	VISCE-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments (a)

September 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.71%

Air Freight & Logistics–0.88%

Forward Air Corp.	61,087	$2,642,624

Alternative Carriers–0.94%

Iridium Communications Inc. (b)(c)	347,357	2,817,065

Apparel Retail–1.00%

American Eagle Outfitters, Inc.	167,417	2,990,068

Apparel, Accessories & Luxury Goods–0.92%

Columbia Sportswear Co.	48,450	2,749,053

Application Software–3.56%

Blackbaud, Inc.	51,281	3,401,982
MicroStrategy Inc. -Class A (c)	14,458	2,420,847
SS&C Technologies Holdings, Inc.	86,904	2,793,964
Verint Systems Inc. (c)	55,034	2,070,929
		10,687,722

Asset Management & Custody Banks–0.36%

Janus Capital Group Inc.	76,951	1,078,083

Auto Parts & Equipment–0.96%

Visteon Corp.	40,150	2,877,149

Biotechnology–1.75%

Neurocrine Biosciences, Inc. (c)	61,239	3,101,143
Retrophin, Inc. (c)	96,916	2,168,980
		5,270,123

Broadcasting–1.09%

Nexstar Broadcasting Group, Inc. -Class A (b)	56,725	3,273,600

Building Products–2.23%

Apogee Enterprises, Inc.	87,469	3,908,990
Trex Co., Inc. (c)	47,623	2,796,422
		6,705,412

Casinos & Gaming–1.10%

Boyd Gaming Corp. (c)	167,429	3,311,746

Construction & Engineering–1.62%

Dycom Industries, Inc. (c)	32,114	2,626,283
Primoris Services Corp.	108,991	2,245,215
		4,871,498

Construction Materials–0.96%
Eagle Materials Inc.	37,331	2,885,686

	Shares	Value

Data Processing & Outsourced Services–3.10%

DST Systems, Inc.	22,251	$2,623,838
Euronet Worldwide, Inc. (c)	8,826	722,232
Genpact Ltd. (c)	107,161	2,566,506
Jack Henry & Associates, Inc.	39,742	3,399,928
		9,312,504

Diversified Support Services–0.82%

Mobile Mini, Inc.	81,248	2,453,690

Electrical Components & Equipment–2.30%

EnerSys	58,612	4,055,364
Generac Holdings, Inc. (c)	78,278	2,841,492
		6,896,856

Electronic Components–0.91%

Belden Inc.	39,617	2,733,177

Electronic Equipment & Instruments–2.25%

Coherent, Inc. (c)	32,777	3,623,169
Zebra Technologies Corp. -Class A (c)	45,121	3,140,873
		6,764,042

Environmental & Facilities Services–2.57%

ABM Industries Inc.	56,232	2,232,410
Team, Inc. (c)	69,472	2,272,429
Waste Connections, Inc. (Canada)	43,161	3,224,127
		7,728,966

Gas Utilities–1.32%

UGI Corp.	87,387	3,953,388

Health Care Equipment–4.91%

Analogic Corp.	38,638	3,423,327
Hill-Rom Holdings, Inc.	69,011	4,277,302
Nevro Corp. (b)(c)	34,149	3,564,814
Wright Medical Group N.V. (c)	141,906	3,480,954
		14,746,397

Health Care Facilities–0.88%

Acadia Healthcare Co., Inc. (c)	53,591	2,655,434

Health Care REIT’s–1.00%

Healthcare Trust of America, Inc. -Class A	91,779	2,993,831

Health Care Services–0.59%

Team Health Holdings, Inc. (c)	54,047	1,759,770

Health Care Technology–1.04%

HMS Holdings Corp. (c)	141,496	3,136,966

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Small Cap Equity Fund

	Shares	Value

Home Entertainment Software–1.36%

Take-Two Interactive Software, Inc. (c)	90,795	$4,093,039

Home Furnishings–0.87%

La-Z-Boy Inc.	106,825	2,623,622

Homebuilding–0.58%

Beazer Homes USA, Inc. (c)	148,158	1,727,522

Household Appliances–1.10%

Helen of Troy Ltd. (c)	38,194	3,291,177

Industrial Machinery–3.22%

Albany International Corp. -Class A	86,647	3,672,100
SPX Corp. (c)	120,533	2,427,534
Watts Water Technologies, Inc. -Class A	55,250	3,582,410
		9,682,044

Investment Banking & Brokerage–1.50%

E*TRADE Financial Corp. (c)	154,987	4,513,221

IT Consulting & Other Services–0.67%

Luxoft Holding, Inc. (c)	38,024	2,009,568

Leisure Facilities–1.17%

Vail Resorts, Inc.	22,436	3,519,760

Life & Health Insurance–0.87%

CNO Financial Group, Inc.	171,444	2,617,950

Life Sciences Tools & Services–1.86%

Bio-Techne Corp.	28,633	3,135,313
Cambrex Corp. (c)	55,026	2,446,456
		5,581,769

Multi-Line Insurance–1.63%

American Financial Group, Inc.	42,073	3,155,475
Horace Mann Educators Corp.	47,179	1,729,110
		4,884,585

Office Services & Supplies–0.79%

Pitney Bowes Inc.	131,315	2,384,680

Oil & Gas Equipment & Services–1.98%

Forum Energy Technologies Inc. (c)	154,406	3,066,503
Superior Energy Services, Inc.	161,005	2,881,990
		5,948,493

Oil & Gas Exploration & Production–3.60%

Energen Corp.	62,469	3,605,711
Newfield Exploration Co. (c)	79,970	3,475,496
RSP Permian Inc. (c)	96,641	3,747,738
		10,828,945

	Shares	Value

Packaged Foods & Meats–2.30%

Pinnacle Foods Inc.	85,838	$4,306,492
TreeHouse Foods, Inc. (c)	29,873	2,604,627
		6,911,119

Paper Packaging–1.60%

Graphic Packaging Holding Co.	344,208	4,815,470

Pharmaceuticals–2.37%

Impax Laboratories, Inc. (c)	78,674	1,864,574
Phibro Animal Health Corp. -Class A	86,568	2,352,918
Supernus Pharmaceuticals Inc. (c)	116,754	2,887,326
		7,104,818

Property & Casualty Insurance–0.96%

Hanover Insurance Group Inc. (The)	38,387	2,895,148

Real Estate Operating Companies–0.91%

Kennedy-Wilson Holdings Inc.	121,604	2,742,170

Real Estate Services–0.73%

Jones Lang LaSalle Inc.	19,252	2,190,685

Regional Banks–9.58%

Bank of the Ozarks, Inc.	72,919	2,800,090
BankUnited, Inc.	83,775	2,530,005
East West Bancorp, Inc.	86,908	3,190,393
Glacier Bancorp, Inc.	68,424	1,951,452
Great Western Bancorp, Inc.	95,751	3,190,423
IBERIABANK Corp.	46,589	3,127,054
Pinnacle Financial Partners, Inc.	53,772	2,907,990
Synovus Financial Corp.	93,959	3,056,486
Webster Financial Corp.	78,897	2,998,875
Western Alliance Bancorp (c)	80,657	3,027,864
		28,780,632

Restaurants–1.97%

Panera Bread Co. -Class A (c)	13,468	2,622,489
Papa John’s International, Inc.	41,893	3,303,263
		5,925,752

Semiconductor Equipment–2.62%

Entegris Inc. (c)	232,103	4,043,234
Tessera Technologies Inc.	99,335	3,818,438
		7,861,672

Semiconductors–3.16%

Cirrus Logic, Inc. (c)	37,286	1,981,751
MACOM Technology Solutions Holdings, Inc. (c)	82,689	3,501,052
Microsemi Corp. (c)	94,156	3,952,669
Power Integrations, Inc.	1,102	69,459
		9,504,931

Specialized Consumer Services–0.91%

ServiceMaster Global Holdings, Inc. (c)	81,185	2,734,311

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Small Cap Equity Fund

	Shares	Value

Specialized REIT’s–1.12%

CubeSmart	123,818	$3,375,279

Specialty Chemicals–3.39%

Minerals Technologies Inc.	46,076	3,257,112
PolyOne Corp.	84,265	2,849,000
Sensient Technologies Corp.	53,669	4,068,110
		10,174,222

Specialty Stores–2.46%

GNC Holdings, Inc. -Class A	85,486	1,745,624
Michaels Cos., Inc. (The) (c)	138,021	3,335,968
Sally Beauty Holdings, Inc. (c)	89,930	2,309,402
		7,390,994

Technology Distributors–1.22%

Tech Data Corp. (c)	43,302	3,668,112

Technology Hardware, Storage & Peripherals–0.55%

Cray, Inc. (c)	70,488	1,659,288

Trucking–1.60%

Celadon Group, Inc.	128,020	1,118,895
Old Dominion Freight Line, Inc. (c)	53,686	3,683,396
		4,802,291
Total Common Stocks & Other Equity Interests (Cost $246,794,832)		293,538,119

Money Market Funds–1.27%

Government & Agency Portfolio –Institutional Class, 0.31% (d)	2,296,573	2,296,573
Treasury Portfolio –Institutional Class, 0.23% (d)	1,531,048	1,531,048
Total Money Market Funds (Cost $3,827,621)		3,827,621
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–98.98% (Cost $250,622,453)		297,365,740

Investments Purchased with Cash Collateral from Securities on Loan–1.76%

Money Market Funds–1.76%

Liquid Assets Portfolio - Institutional Class, 0.39% (Cost $5,271,321)(d)(e)	5,271,321	5,271,321
TOTAL INVESTMENTS–100.74% (Cost $255,893,774)		302,637,061
OTHER ASSETS LESS LIABILITIES–(0.74)%		(2,220,559)
NET ASSETS–100.00%		$300,416,502

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at September 30, 2016.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                Invesco V.I. Small Cap Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

                                Invesco V.I. Small Cap Equity Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –  Prices are determined using quoted prices in an active market for identical assets.

Level 2 –  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $82,734,084 and $101,070,711, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$61,323,437
Aggregate unrealized (depreciation) of investment securities	(14,767,930)
Net unrealized appreciation of investment securities	$46,555,507
Cost of investments for tax purposes is $256,081,554.

                                Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us	I-VITEC-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.71%

Aerospace & Defense–3.67%

Raytheon Co.	27,432	$3,734,318

Application Software–2.10%

salesforce.com, inc. (b)	30,003	2,140,114

Biotechnology–10.99%

Alexion Pharmaceuticals, Inc. (b)	14,344	1,757,714
Alkermes PLC (b)	35,134	1,652,352
Amgen Inc.	14,817	2,471,624
Biogen Inc. (b)	4,174	1,306,587
BioMarin Pharmaceutical Inc. (b)	4,695	434,381
Celgene Corp. (b)	29,966	3,132,346
Vertex Pharmaceuticals Inc. (b)	4,886	426,108
		11,181,112

Cable & Satellite–4.31%

Charter Communications, Inc. -Class A (b)	3,994	1,078,260
DISH Network Corp. -Class A (b)	60,321	3,304,385
		4,382,645

Communications Equipment–0.39%

Palo Alto Networks, Inc. (b)	2,507	399,440

Consumer Electronics–5.01%

Harman International Industries, Inc.	17,329	1,463,434
Sony Corp. (Japan)	111,300	3,636,653
		5,100,087

Data Processing & Outsourced Services–7.25%

First Data Corp. -Class A (b)	133,862	1,761,624
MasterCard, Inc. -Class A	17,515	1,782,502
Visa Inc. -Class A	46,423	3,839,182
		7,383,308

Health Care Equipment–1.65%

Medtronic PLC	19,392	1,675,469

Home Entertainment Software–7.83%

Activision Blizzard, Inc.	77,967	3,453,938
Electronic Arts Inc. (b)	21,245	1,814,323
Nintendo Co., Ltd. (Japan)	6,100	1,614,098
Take-Two Interactive Software, Inc. (b)	24,017	1,082,686
		7,965,045

Internet & Direct Marketing Retail–8.20%

Amazon.com, Inc. (b)	8,469	7,091,178

Priceline Group Inc. (The) (b)	851	1,252,238
		8,343,416

	Shares	Value

Internet Software & Services–18.27%

Alibaba Group Holding Ltd. -ADR (China)(b)	23,545	$2,490,826
Alphabet Inc. -Class A (b)	8,138	6,543,440
Alphabet Inc. -Class C (b)	3,005	2,335,756
Facebook Inc. -Class A (b)	56,330	7,225,449
		18,595,471

Life Sciences Tools & Services–1.92%

Thermo Fisher Scientific, Inc.	12,291	1,955,007

Pharmaceuticals–2.95%

Allergan PLC (b)	8,910	2,052,062
Eli Lilly and Co.	11,815	948,272
		3,000,334

Semiconductor Equipment–0.99%

Applied Materials, Inc.	33,401	1,007,040

Semiconductors–9.19%

Broadcom Ltd. (Singapore)	23,915	4,125,816
Integrated Device Technology, Inc. (b)	73,873	1,706,466
NXP Semiconductors N.V. (Netherlands)(b)	34,549	3,524,344
		9,356,626

Systems Software–5.68%

Microsoft Corp.	84,554	4,870,310
ServiceNow, Inc. (b)	11,518	911,650
		5,781,960

Technology Hardware, Storage & Peripherals–4.59%

Apple Inc.	41,325	4,671,791

Tobacco–1.16%

Philip Morris International Inc.	12,166	1,182,779

Wireless Telecommunication Services–2.56%

Sprint Corp. (b)	392,559	2,602,666
Total Common Stocks & Other Equity Interests (Cost $65,737,064)		100,458,628

Money Market Funds–0.99%

Government & Agency Portfolio –Institutional Class, 0.31% (c)	601,415	601,415

Treasury Portfolio –Institutional Class, 0.23% (c)	400,944	400,944
Total Money Market Funds (Cost $1,002,359)		1,002,359
TOTAL INVESTMENTS–99.70% (Cost $66,739,423)		101,460,987
OTHER ASSETS LESS LIABILITIES–0.30%		308,430
NET ASSETS–100.00%		$101,769,417

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Technology Fund

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco V.I. Technology Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

                                 Invesco V.I. Technology Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

                                 Invesco V.I. Technology Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$96,210,236	$5,250,751	$—	$101,460,987

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $32,855,276 and $47,170,505, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$36,076,221
Aggregate unrealized (depreciation) of investment securities	(1,516,092)
Net unrealized appreciation of investment securities	$34,560,129

Cost of investments for tax purposes is $66,900,858.

                                 Invesco V.I. Technology Fund

Invesco V.I. Value Opportunities Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2016

invesco.com/us	VK-VIVOPP-QTR-1	09/16	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.99%(a)

Advertising–1.80%

Omnicom Group Inc.	27,615	$2,347,275

Agricultural & Farm Machinery–0.43%

AGCO Corp.	11,389	561,706

Asset Management & Custody Banks–4.69%

Affiliated Managers Group, Inc. (b)	42,140	6,097,658

Auto Parts & Equipment–5.08%

Dana Inc.	301,700	4,703,503
Gentex Corp.	108,500	1,905,260
		6,608,763

Building Products–0.24%

Owens Corning	5,888	314,360

Construction & Engineering–4.04%

AECOM (b)	176,704	5,253,410

Consumer Electronics–2.53%

Harman International Industries, Inc.	39,000	3,293,550

Consumer Finance–3.76%

Synchrony Financial	174,632	4,889,696

Diversified Banks–11.63%

Bank of America Corp.	281,502	4,405,506
Citigroup Inc.	95,372	4,504,420
JPMorgan Chase & Co.	89,660	5,970,459
Wells Fargo & Co.	5,685	251,732
		15,132,117

Electronic Components–5.08%

Belden Inc.	95,856	6,613,105

Electronic Equipment & Instruments–2.24%

FLIR Systems, Inc.	92,800	2,915,776

Electronic Manufacturing Services–1.33%

Flextronics International Ltd. (b)	127,000	1,729,740

Health Care Distributors–2.02%

Cardinal Health, Inc.	33,800	2,626,260

Health Care Facilities–2.65%

Brookdale Senior Living Inc. (b)	197,898	3,453,320

Health Care Supplies–3.76%

Alere, Inc. (b)	113,050	4,888,282

	Shares	Value

Hotels, Resorts & Cruise Lines–3.62%

Carnival Corp.	43,000	$2,099,260
Norwegian Cruise Line Holdings Ltd. (b)	69,400	2,616,380
		4,715,640

Human Resource & Employment Services–1.89%

ManpowerGroup Inc.	34,000	2,456,840

Industrial Machinery–1.97%

ITT Inc.	71,400	2,558,976

Investment Banking & Brokerage–8.08%

E*TRADE Financial Corp. (b)	87,500	2,548,000
LPL Financial Holdings, Inc.	148,019	4,427,248
TD Ameritrade Holding Corp.	100,300	3,534,572
		10,509,820

Life & Health Insurance–5.37%

Aflac, Inc.	18,334	1,317,665
MetLife, Inc.	76,317	3,390,764
Unum Group	64,512	2,277,919
		6,986,348

Managed Health Care–1.32%

Anthem, Inc.	13,700	1,716,747

Oil & Gas Equipment & Services–3.31%

Halliburton Co.	31,200	1,400,256
Weatherford International PLC (b)	516,850	2,904,697
		4,304,953

Oil & Gas Exploration & Production–1.96%

Apache Corp.	39,900	2,548,413

Pharmaceuticals–1.82%

Novartis AG (Switzerland)	23,552	1,852,350
Pfizer Inc.	15,176	514,011
		2,366,361

Property & Casualty Insurance–4.14%

AmTrust Financial Services, Inc.	201,047	5,394,091

Real Estate Services–1.71%

Realogy Holdings Corp.	86,166	2,228,253

Regional Banks–2.13%

First Horizon National Corp.	84,800	1,291,504
SVB Financial Group (b)	13,400	1,481,236
		2,772,740

Semiconductor Equipment–1.52%

Lam Research Corp.	20,900	1,979,439

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Value Opportunities Fund

	Shares	Value

Semiconductors–3.45%

ON Semiconductor Corp. (b)	364,800	$4,494,336

Steel–2.78%

Allegheny Technologies, Inc.	200,400	3,621,228

Systems Software–2.64%

Oracle Corp.	87,595	3,440,732
Total Common Stocks & Other Equity Interests (Cost $120,703,330)		128,819,935

Money Market Funds–1.91%

Government & Agency Portfolio – Institutional Class, 0.31% (c)	1,489,360	1,489,360
Treasury Portfolio –Institutional Class, 0.23% (c)	992,906	992,906
Total Money Market Funds (Cost $2,482,266)		2,482,266
TOTAL INVESTMENTS–100.90% (Cost $123,185,596)		131,302,201
OTHER ASSETS LESS LIABILITIES–(0.90)%		(1,170,668)
NET ASSETS–100.00%		$130,131,533

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco V.I. Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                 Invesco V.I. Value Opportunities Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance.

                                 Invesco V.I. Value Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2016 was $35,661,641 and $49,974,904, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$15,700,032
Aggregate unrealized (depreciation) of investment securities	(8,116,820)
Net unrealized appreciation of investment securities	$7,583,212
Cost of investments for tax purposes is $123,718,989.

                                 Invesco V.I. Value Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of November 21, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 29, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.